UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22027

FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code:  302-791-1851

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — 91.2%
Commodity — 16.2%
ETRACS CMCI Long Platinum Total Return ETN*	26,108	$400,497
PowerShares DB Agriculture Fund*	71,407	1,760,183
PowerShares DB Energy Fund*	19,378	549,173
PowerShares DB Gold Fund*	38,039	1,588,128
PowerShares DB Precious Metals Fund*	12,358	496,668

		4,794,649

Currency — 2.7%
PowerShares DB G10
Currency Harvest Fund*	32,092	801,016

Equity — 54.4%
EGShares Emerging Markets Consumer ETF	58,034	1,405,003
IQ US Real Estate Small Cap ETF	25,184	617,633
iShares Global Timber & Forestry ETF	11,737	599,056
iShares MSCI EAFE Minimum Volatility Index Fund	13,426	798,041
iShares MSCI Germany ETF	27,667	825,307
iShares MSCI Netherlands ETF	31,888	775,516
iShares MSCI United Kingdom ETF	39,009	776,669
iShares MSCI USA Minimum Volatility Index Fund	44,198	1,521,737

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — (Continued)
Equity — (Continued)
iShares Russell Mid-Cap ETF	8,494	$1,249,467
Powershares S&P International Developed Low Volatility Portfolio	23,243	695,198
SPDR S&P 500 ETF Trust	10,731	1,912,050
SPDR S&P Regional Banking ETF	31,584	1,208,088
Vanguard Global ex-U.S. Real Estate ETF	8,239	424,968
Vanguard MSCI EAFE ETF	33,821	1,336,268
Vanguard MSCI Emerging Markets ETF	41,960	1,580,633
Vanguard REIT ETF	6,714	451,986

		16,177,620

Fixed Income — 17.9%
Guggenheim BulletShares 2018 Corporate Bond ETF	41,676	881,864
iShares 2017 AMT-Free Muni Term ETF	15,786	873,280
iShares Barclays 1-3 Year Credit Bond Fund	8,392	885,943
PIMCO Intermediate Municipal Bond Exchange-Traded Fund	11,184	585,954
PowerShares International Corporate Bond Portfolio	19,530	572,424
ProShares High Yield-Interest Rate Hedged ETF	7,586	603,846

See accompanying Notes to the Quarterly Portfolio of Investments.

1

BOSTON ADVISORS BROAD ALLOCATION STRATEGY FUND

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS (ETF) — (Continued)
Fixed Income — (Continued)
SPDR Barclays Capital Short Term High Yield Bond ETF	29,803	$920,615

		5,323,926

TOTAL EXCHANGE TRADED FUNDS (Cost $26,132,201)		27,097,211

REGISTERED INVESTMENT COMPANY — 4.2%
Blackrock Build America Bond Trust	32,088	626,358
Nuveen Select Tax Free, Inc. III	47,587	633,859

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,220,838)		1,260,217

TOTAL INVESTMENTS - 95.4% (Cost $27,353,039)**		28,357,428
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.6%		1,371,380

NET ASSETS - 100.0%		$29,728,808

*	Non-income producing.
**	The cost and unrealized appreciation and unrealized depreciation in the value by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$27,353,039

Gross unrealized appreciation	1,662,408
Gross unrealized depreciation	(658,019)

Net unrealized appreciation	$1,004,389

AMT	Alternative Minimum Tax
CMCI	Constant Maturity Commodity Index
DB	Deutsche Bank
EAFE	Europe, Australia, and Far East
ETN	Exchange Traded Notes
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

BOSTON ADVISORS BROAD ALLOCATIONS STRATEGY FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2014

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Boston Advisors Broad Allocation Strategy Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

BOSTON ADVISORS BROAD ALLOCATIONS STRATEGY FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$28,357,428	$28,357,428	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

4

BOSTON ADVISORS BROAD ALLOCATIONS STRATEGY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

For the period ended January 31, 2014, there were no transfers between Level 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 78.0%
Brazil — 34.2%
AMBEV SA, SP ADR*	5,800	$37,932
Anhanguera Educacional Participacoes SA	3,200	16,840
Arezzo Industria e Comercio SA	600	6,464
BB Seguridade Participacoes SA	4,400	41,388
BR Malls Participacoes SA	1,100	6,928
BRF SA, ADR	900	15,912
Ez Tec Empreendimentos e Participacoes SA	1,200	13,421
Kroton Educacional SA	2,000	30,565
Localiza Rent a Car SA	1,400	17,694
LPS Brasil Consultoria de Imoveis SA	2,200	11,487
Mahle-Metal Leve SA Industria e Comercio	1,700	17,238
Mills Estruturas e Servicos de Engenharia SA	1,600	18,558
Petroleo Brasileiro SA, ADR	1,700	19,057
Petroleo Brasileiro SA, SP ADR	1,800	21,420
Totvs SA	800	10,512
Ultrapar Participacoes SA	1,300	28,712

		314,128

Canada — 0.8%
Pacific Rubiales Energy Corp	500	7,600

Chile — 4.7%
SACI Falabella	3,700	28,965
Sonda SA	7,400	14,514

		43,479

	Number of Shares	Value
COMMON STOCKS — (Continued)
Colombia — 1.6%
Grupo de Inversiones Suramericana SA	1,000	$14,901

Mexico — 32.4%
Alfa SAB de CV, Class A	11,900	33,527
America Movil SAB de CV, ADR, Series L	1,400	29,764
Cemex SAB de CV, SP ADR*	3,400	42,058
El Puerto de Liverpool SAB de CV	1,600	16,778
Fomento Economico Mexicano SAB de CV, SP ADR	400	36,096
Grupo Aeroportuario del Pacifico SAB de CV, ADR	400	21,676
Grupo Financiero Banorte SAB de CV	3,300	20,830
Grupo Mexico SAB de CV, Series B	5,100	16,429
Industrias Bachoco Sab de CV, Series B	2,900	10,254
Infraestructura Energetica Nova SAB de CV	7,500	32,257
Mexichem SAB de CV	3,800	13,178
Promotora y Operadora de Infraestructura SAB de CV*	2,100	25,437

		298,284

Panama — 1.4%
Copa Holdings SA, Class A	100	13,070

Peru — 2.9%
Credicorp, Ltd	200	26,384

TOTAL COMMON STOCKS (Cost $779,537)		717,846

See accompanying Notes to the Quarterly Portfolio of Investments.

1

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

	Number of Shares	Value
PREFERRED STOCKS — 17.6%
Brazil — 17.6%
Banco Bradesco SA	1,900	$20,596
Gerdau SA	3,000	21,320
Itau Unibanco Holding SA, ADR	5,000	61,200
Vale SA, SP ADR	4,800	58,944

		162,060

TOTAL PREFERRED STOCKS (Cost $177,744)		162,060

TOTAL INVESTMENTS - 95.6% (Cost $957,281)**		879,906
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.4%		40,596

NET ASSETS - 100.0%		$920,502

*	Non-income producing.
**	The cost and unrealized appreciation and unrealized depreciation in the value by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$957,281

Gross unrealized appreciation	3,270
Gross unrealized depreciation	(80,645)

Net unrealized depreciation	$(77,375)

ADR	American Depositary Receipt
SP ADR	Sponsored Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

BRADESCO BRAZILIAN HARD CURRENCY BOND FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 87.5%
Austria — 4.3%
OAS Investments GmbH 8.25%, 10/19/2019(a)	$200,000	$192,750

Brazil — 49.3%
BR Malls International Finance Ltd. 8.50%, 01/21/2016(a)(b)	200,000	201,500
Cielo SA 3.75%, 11/16/2022	500,000	438,100
Cosan Overseas Ltd. 8.25%, 11/05/2015(a)(b)	200,000	199,000
Embraer SA 5.15%, 06/15/2022	1,000,000	1,002,500
Samarco Mineracao SA 4.13%, 11/01/2022	200,000	174,750
Telemar Norte Leste SA 5.50%, 10/23/2020	200,000	186,250

		2,202,100

Cayman Islands — 16.0%
BFF International Ltd. 7.25%, 01/28/2020	300,000	327,000
Braskem Finance Ltd. 5.75%, 04/15/2021	200,000	192,500
Vale Overseas, Ltd. 4.38%, 01/11/2022	200,000	192,960

		712,460

Luxembourg — 4.4%
CSN Resources SA 6.50%, 07/21/2020	200,000	196,500

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Netherlands — 4.4%
Marfrig Holding Europe BV 11.25%, 09/20/2021(a)	$200,000	$195,250

Virgin Islands — 9.1%
Gerdau Trade, Inc. 5.75%, 01/30/2021	200,000	200,750
QGOG Atlantic Ltd. 5.25%, 07/30/2019(a)	200,000	206,000

		406,750

TOTAL CORPORATE BONDS AND NOTES (Cost $3,946,930)		3,905,810

	Number of Shares
REGISTERED INVESTMENT COMPANY — 4.1%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(c)	182,214	182,214

TOTAL REGISTERED INVESTMENT COMPANY (Cost $182,214)		182,214

TOTAL INVESTMENTS - 91.6% (Cost $4,129,144)**		4,088,024
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.4%		375,188

NET ASSETS - 100.0%		$4,463,212

See accompanying Notes to the Quarterly Portfolio of Investments.

3

BRADESCO BRAZILIAN HARD CURRENCY BOND FUND

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

**	The cost and unrealized appreciation and unrealized depreciation in the value by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$4,129,144

Gross unrealized appreciation	1,499
Gross unrealized depreciation	(42,619)

Net unrealized depreciation	$(41,120)

(a)	This security is callable.
(b)	Security is perpetual. Date shown is next call date.
(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2014.

See accompanying Notes to the Quarterly Portfolio of Investments.

4

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2014

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Bradesco Latin Ameican Equity Fund and Bradesco Brazilian Hard Currency Bond Funds’ (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of each Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

5

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund’s investments carried at fair value:

	Bradesco Latin American Equity Fund
	Total Value at 01/31/14	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$879,906	$879,906	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

	Bradesco Brazilian Hard Currency Fund
	Total Value at 01/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$3,905,810	$—	$3,905,810	$—
Registered Investment Company	182,214	182,214	—	—

Total	$4,088,024	$182,214	$3,905,810	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund

6

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2014, there were no transfers between Level 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

7

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — 55.2%
Airlines — 1.7%
American Airlines 2013-2 Class B Pass Through Trust, 5.60%, 01/15/22 144A	NR/BB+	$414	$426,563
British Airways 2013-1 Class B Pass Through Trust, 5.625%, 12/20/21 144A	Ba1/BBB	160	169,200

			595,763

Automotive — 1.3%
Chrysler Group LLC/CG Co. Issuer, Inc., Sec. Notes, 8.25%, 06/15/21 (b)	B1/B	300	336,375
Hertz Corp., Sr. Unsec. Notes, 6.90%, 08/15/14	B3/NR	130	133,892

			470,267

Chemicals — 0.6%
Chemtura Corp., Co. Gty., 5.75%, 07/15/21 (b)	B1/BB-	40	40,800
Mexichem SAB de CV, Sr. Unsec. Notes, 4.875%, 09/19/22 144A	Ba1/BBB-	200	191,250

			232,050

Consumer Durables & Apparel — 0.5%
Toll Brothers Finance Corp., 4.00%, 12/31/18 (b)	Ba1/BB+	160	162,400

Consumer Products — 0.7%
Wells Enterprises, Inc., Sr. Sec. Notes, 6.75%, 02/01/20 144A(b)	B3/B+	230	235,175

Diversified Financial Services — 18.2%
American Express Co., Sub. Notes, 6.80%, 09/01/66 (b)(c)	Baa2/BBB-	195	209,869
Bank of America Corp., Sr. Unsec. Notes, 5.75%, 12/01/17	Baa2/A-	210	239,163
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa2/A-	320	368,530
BB&T Corp., Sr. Unsec. Notes, 1.103%, 06/15/18 (b)(c)	A2/A-	405	410,569
BBVA US Senior SAU, Bank Gtd., 4.664%, 10/09/15	Baa3/BBB-	325	341,083
Bear Stearns Cos., LLC (The), Sr. Unsec. Notes, 6.40%, 10/02/17	A3/A	267	310,491
BioMed Realty LP, Co. Gty., REIT, 6.125%, 04/15/20 (b)	Baa3/BBB-	226	250,189
Citigroup, Inc., Sr. Unsec. Notes, 3.375%, 03/01/23	Baa2/A-	208	198,862
Entertainment Properties Trust, Co. Gty., REIT, 5.75%, 08/15/22 (b)	Baa2/BB+	358	373,182
General Electric Capital Corp., Jr. Sub. Notes, 5.25%, 06/15/23 (b)(c)(d)	Baa1/AA-	400	378,480
General Electric Capital Corp., Sub. Notes, 5.30%, 02/11/21	A2/AA	260	292,579
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 2.375%, 01/22/18	Baa1/A-	91	91,682
HSBC Capital Funding LP/Jersey Channel Islands, Ltd. Gtd., 10.176%, 06/30/30 144A(b)(c)(d)	Baa2/BBB+	325	466,375
Intesa Sanpaolo SpA, Unsec. Notes, 3.875%, 01/16/18	Baa2/BBB	315	322,978
JPMorgan Chase & Co., Jr. Sub. Notes, 7.90%, 04/30/18 (b)(c)(d)	Ba1/BBB	387	428,099
Morgan Stanley, 5.50%, 07/24/20	Baa2/A-	425	478,625
SAFG Retirement Services, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-	145	182,960
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40 144A	Baa1/BBB+	211	223,027
Turkiye Garanti Bankasi AS, Sr. Unsec. Notes, 5.25%, 09/13/22 144A	Baa2/NR	439	394,551
Wachovia Capital Trust III, Ltd. Gtd., 5.57%, 03/03/14 (b)(c)(d)	Baa3/BBB+	650	607,750

			6,569,044

Energy — 5.2%
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72 (b)(c)	Baa1/BBB	300	325,284
Citgo Petroleum Corp., Sr. Sec. Notes, 11.50%, 07/01/17 144A(b)	B1/BB-	104	113,360

See accompanying Notes to the Quarterly Portfolio of Investments.

1

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Energy — (Continued)
DCP Midstream LLC, Jr. Sub. Notes, 5.85%, 05/21/43 144A(b)(c)	Baa3/BB	$325	$300,625
DPL, Inc., Sr. Unsec. Notes, 7.25%, 10/15/21 (b)	Ba2/BB	130	129,350
Ecopetrol SA, 5.875%, 09/18/23	Baa2/BBB	165	171,600
Noble Energy, Inc., Sr. Unsec. Notes, 8.25%, 03/01/19	Baa2/BBB	146	184,034
Petroleum Co. of Trinidad & Tobago, Ltd., Sr. Unsec. Notes, 9.75%, 08/14/19 144A	Baa3/BBB	100	124,375
Reliance Holdings USA, Inc., Co. Gty., 5.40%, 02/14/22 144A	Baa2/BBB+	325	335,328
Transocean, Inc., Co. Gty., 6.50%, 11/15/20	Baa3/BBB-	163	185,088

			1,869,044

Healthcare — 1.6%
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21 144A	Ba2/BB+	325	345,312
HCA, Inc., Sr. Sec. Notes, 7.25%, 09/15/20 (b)	Ba3/BB	215	233,544

			578,856

Industrial — 3.3%
ADT Corp. (The), 6.25%, 10/15/21 144A	Ba2/BB-	175	180,941
Alliant Techsystems, Inc., Co. Gty., 6.875%, 09/15/20 (b)	B1/B+	208	224,120
ArcelorMittal, Sr. Unsec. Notes, 6.75%, 02/25/22	Ba1/BB+	325	350,594
Boart Longyear Management Pty Ltd., Co. Gty., 7.00%, 04/01/21 144A(b)	B3/B	250	188,125
Samarco Mineracao SA, 5.75%, 10/24/23 144A	NR/BBB	275	265,375

			1,209,155

Insurance — 5.0%
Allstate Corp. (The), Jr. Sub. Notes, 6.50%, 05/15/67 (b)(c)	Baa1/BBB	325	338,812
American Financial Group, Inc., Sr. Unsec. Notes, 9.875%, 06/15/19	Baa1/BBB+	130	170,281
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/68 (b)(c)	Baa2/BBB	325	403,812
Liberty Mutual Group, Inc., 7.00%, 03/07/67 144A(b)(c)	Baa3/BB	208	216,320
Prudential Financial, Inc., Jr. Sub. Notes, 5.875%, 09/15/42 (b)(c)	Baa2/BBB+	423	433,575
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/67 (b)(c)	A3/NR	244	261,080

			1,823,880

Media — 1.8%
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.875%, 12/01/18 144A(b)	B1/B+	385	417,725
VTR Finance BV, 6.875%, 01/15/24 144A(b)	B1/B+	220	220,255

			637,980

Mining — 3.9%
FMG Resources August 2006 Property, Ltd., Co. Gty., 6.875%, 04/01/22 144A(b)	Ba2/BB-	325	351,000
Newcrest Finance Property, Ltd., Co. Gty., 4.45%, 11/15/21 144A	Baa3/BBB-	491	423,059
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42 (b)	Baa2/BBB	296	265,349
Xstrata Finance Canada Ltd., Co. Gty., 4.95%, 11/15/21 144A	Baa2/BBB	361	371,577

			1,410,985

Paper — 0.6%
Celulosa Arauco y Constitucion SA, Sr. Unsec. Notes, 4.75%, 01/11/22 (b)	Baa3/BBB-	228	224,359
Pipe Lines Ex Natural Gas — 1.6%
Enterprise Products Operating LLC, Co. Gty., 7.034%, 01/15/68 (b)(c)	Baa2/BBB-	211	234,210

See accompanying Notes to the Quarterly Portfolio of Investments.

2

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Pipe Lines Ex Natural Gas — (Continued)
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21 144A(b)	NR/BBB-	$175	$190,616
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes, 9.00%, 02/01/19	Baa2/BBB	130	166,192

			591,018

Technology Hardware & Equipment — 0.3%
NCR Corp., 5.875%, 12/15/21 144A(b)	Ba3/BB	95	98,562

Telecommunications — 4.7%
Frontier Communications Corp., Sr. Unsec. Notes, 8.50%, 04/15/20	Ba2/BB-	325	364,000
Metropcs Wireless, Inc., Co. Gty., 6.625%, 04/01/23 144A(b)	Ba3/BB	227	235,512
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35 (b)	Baa3/BBB-	195	195,670
Telecom Italia Capital SA, Co. Gty., 6.00%, 09/30/34	Ba1/BB+	215	194,038
Telefonica Emisiones SAU, Co. Gty., 3.992%, 02/16/16	Baa2/BBB	254	267,345
T-Mobile USA, Inc., 6.125%, 01/15/22 (b)	Ba3/BB	15	15,338
T-Mobile USA, Inc., 6.50%, 01/15/24 (b)	Ba3/BB	15	15,319
Verizon Communications, Inc., Sr. Unsec. Notes, 1.993%, 09/14/18 (c)	Baa1/BBB+	195	204,047
Verizon Communications, Inc., Sr. Unsec. Notes, 6.55%, 09/15/43	Baa1/BBB+	110	132,037
Windstream Corp., Co. Gty., 7.75%, 10/01/21 (b)	B1/B	75	78,750

			1,702,056

Utilities — 4.2%
Black Hills Corp., 4.25%, 11/30/23 (b)	Baa1/BBB	100	102,042
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20 144A	Baa3/BBB-	163	189,250
Electricite de France SA, Sub. Notes, 5.25%, 01/29/23 144A(b)(c)(d)	A3/BBB+	208	200,980
Israel Electric Corp., Ltd., Sr. Sec. Notes, 5.625%, 06/21/18 144A	Baa3/BB+	250	266,250
PPL Capital Funding, Inc., Co. Gty., 3.50%, 12/01/22 (b)	Baa3/BBB-	241	234,454
Southern Power Co., Sr. Unsec. Notes, 5.25%, 07/15/43	Baa1/BBB+	170	178,560
UIL Holdings Corp., Sr. Unsec. Notes, 4.625%, 10/01/20	Baa2/BBB-	325	339,520

			1,511,056

TOTAL CORPORATE BONDS AND NOTES (Cost $19,622,933)			19,921,650

ASSET BACKED SECURITIES — 9.7%
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class C, 2.42%, 05/08/18	Aaa/AA	202	205,905
Atrium CDO Corp., Series 7A, Class B, 3.238%, 11/16/22 144A(c)	NR/AA	425	425,189
Goldentree Loan Opportunities V, Ltd., Series 2007-5A, Class B, 1.337%, 10/18/21 144A(c)	Aa1/AA	500	486,170
LCM Ltd. Partnership, 2.387%, 01/19/23 144A(c)	NR/AA	650	648,726
North End CLO, Ltd., Series 2013-1A, Class B, 1.888%, 07/17/25 144A(c)	NR/AA	1,000	960,215
SBI Home Equity Loan Trust, Series 2006-1A, Class 2A, 0.308%, 04/25/35 144A(c)	A2/AA-	287	278,709
Sonic Capital, LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41 144A	Baa2/BBB	112	120,522
TAL Advantage V, LLC, Series 2013-1A, Class A, 2.83%, 02/22/38 144A	NR/A	383	373,099

TOTAL ASSET BACKED SECURITIES (Cost $3,484,914)			3,498,535

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.1%
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class AM, 5.582%, 09/11/41(c)	NR/A	553	605,910

See accompanying Notes to the Quarterly Portfolio of Investments.

3

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
CGBAM Commercial Mortgage Trust, Series 2013-BREH, Class D, 3.01%, 05/15/30 144A(c)	Baa3/NR	$330	$331,501
DDR Corp., Series 2009-DDR1, Class C, 6.223%, 10/14/22 144A	A1/AA+	553	567,076
Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/05/30 144A	A3/A-	227	229,924
Irvin Core Office Trust, Series 2013-IRV, Class C, 3.173%, 05/15/48 144A(c)	NR/A	135	123,801
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class AM, 5.593%, 05/12/45	A3/A	203	223,644
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.485%, 07/12/46(c)	Ba2/NR	423	416,854
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSI, Class C, 4.293%, 10/15/30 144A(c)	NR/A	540	489,862
Spirit Master Funding, LLC, Series 2006-1A, Class A, 5.76%, 03/20/24 144A	Baa2/BB+	310	313,370

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,308,318)			3,301,942

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 9.2%
FHLMC Gold Pool # G03508, 6.00%, 07/01/37	Aaa/AA+	107	119,201
FNMA Pool # AU1264, 3.00%, 07/01/43	Aaa/AA+	667	649,179
FNMA Pool #AL0054, 4.50%, 02/01/41	Aaa/AA+	95	101,993
FNMA Pool #AL0515, 6.00%, 07/01/40	Aaa/AA+	171	191,987
FNMA Pool #AP6607, 3.00%, 09/01/27	Aaa/AA+	214	220,962
FNMA Pool #AP7453, 4.00%, 10/01/42	Aaa/AA+	417	436,639
FNMA Pool #AU3763, 3.50%, 08/01/43.	Aaa/AA+	700	710,332
GNMA Pool # 4679, 5.00%, 04/20/40	Aaa/AA+	371	410,626
GNMA Pool # 694462, 6.00%, 10/15/38	Aaa/AA+	118	130,641
GNMA Pool # 729349, 4.00%, 07/15/41	Aaa/AA+	222	235,870
GNMA Pool # AD6019, 3.50%, 04/20/43	Aaa/AA+	29	30,136
GNMA Pool # MA0391, 3.00%, 09/20/42	Aaa/AA+	96	95,534

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $3,300,379)			3,333,100

MUNICIPAL BONDS — 4.4%
American Municipal Power-Ohio, Inc., Build America Bonds, RB, 6.053%, 02/15/43	A1/A	225	251,176
New York City Water & Sewer System, 5.00%, 06/15/45(b)	Aa2/AA+	405	421,536
State of Illinois, Build America Bonds, GO, 7.35%, 07/01/35	A3/A-	130	151,783
University of California, 5.00%, 05/15/39(b)	Aa1/AA	375	400,508
University of Texas, Permanent University Fund, 5.00%, 07/01/41(b)	Aaa/AAA	160	173,216
Virginia Resources Authority, 5.00%, 11/01/42(b)	Aaa/AAA	165	177,184

TOTAL MUNICIPAL BONDS (Cost $1,457,951)			1,575,403

See accompanying Notes to the Quarterly Portfolio of Investments.

4

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
U.S. TREASURY OBLIGATIONS — 9.5%
United States Treasury Note, 0.625%, 08/31/17	Aaa/AA+	$160	$157,950
United States Treasury Note, 0.875%, 01/31/18	Aaa/AA+	169	167,125
United States Treasury Note, 0.875%, 07/31/19	Aaa/AA+	1,004	960,388
United States Treasury Note, 1.25%, 10/31/18	Aaa/AA+	405	401,583
United States Treasury Note, 1.25%, 10/31/19	Aaa/AA+	745	723,814
United States Treasury Note, 1.375%, 01/31/20	Aaa/AA+	163	158,518
United States Treasury Note, 1.625%, 08/15/22	Aaa/AA+	390	363,553
United States Treasury Note, 2.50%, 08/15/23	Aaa/AA+	425	419,953
United States Treasury Note, 2.75%, 11/15/23	Aaa/AA+	90	90,647

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,544,646)			3,443,531

		Number of Shares
PREFERRED STOCK — 1.4%
Diversified Financial Services — 1.4%
CoBank ACB 144A	NR/A-	5,200	503,100

TOTAL PREFERRED STOCK (Cost $542,100)			503,100

REGISTERED INVESTMENT COMPANY — 1.2%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares	NR/NR	439,898	439,898

TOTAL REGISTERED INVESTMENT COMPANY (Cost $439,898)			439,898

TOTAL INVESTMENTS - 99.7% (Cost $35,701,139)*			36,017,159
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%			112,080

NET ASSETS - 100.0%			$36,129,239

(a)	Ratings for debt securities are unaudited. All ratings are as of January 31, 2014 and may have changed subsequently.
(b)	This security is callable.
(c)	Floating or variable rate security. Rate disclosed is as of January 31, 2014.
(d)	Security is perpetual. Date shown is next call date.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$35,701,139

Gross unrealized appreciation	997,881
Gross unrealized depreciation	(681,861)

Net unrealized appreciation	$316,020

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At January 31, 2014, these securities amounted to $12,991,952 or 36.0% of net assets. These securities have been determined by the Adviser to be liquid securities.

See accompanying Notes to the Quarterly Portfolio of Investments.

5

CUTWATER INVESTMENT GRADE BOND FUND

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

Legend
CDO	Collateralized Debt Obligations	Ltd.	Limited
Co. Gty.	Company Guaranty	NR	Not Rated
FHLMC	Federal Home Loan Mortgage Corp.	PLC	Public Limited Company
FNMA	Federal National Mortgage Association	RB	Revenue Bond
GNMA	Government National Mortgage Association	REIT	Real Estate Investment Trust
GO	General Obligations	Sec.	Secured
Gtd.	Guaranteed	Sr.	Senior
Jr.	Junior	Sub.	Subordinated
LLC	Limited Liability Company	TBA	To Be Announced
LP	Limited Partnership	Unsec.	Unsecured

See accompanying Notes to the Quarterly Portfolio of Investments.

6

CUTWATER INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2014

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Cutwater Investment Grade Bond Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

CUTWATER INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/14	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$19,921,650	$—	$19,921,650	$—
Asset Backed Securities	3,498,535	—	3,498,535	—
Commercial Mortgage-Backed Securities	3,301,942	—	3,301,942	—
Residential Mortgage-Backed Securities	3,333,100	—	3,333,100	—
Municipal Bonds	1,575,403	—	1,575,403	—
U.S. Treasury Obligations	3,443,531	—	3,443,531	—
Preferred Stock	503,100	503,100	—	—
Registered Investment Company	439,898	439,898	—	—

Total Investments	$36,017,159	$942,998	$35,074,161	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

8

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 92.4%
Brazil — 3.3%
BR Properties SA	596,700	$4,183,638
Embraer SA	1,166,500	8,889,230
Even Construtora e Incorporadora SA	542,600	1,609,869

		14,682,737

Chile — 0.7%
Aguas Andinas SA, Class A	4,760,986	3,043,098

China — 13.9%
Anhui Conch Cement Co. Ltd.	462,000	1,782,085
China Construction Bank Corp.	2,648,000	1,834,393
China Merchants Holdings International Co. Ltd.	662,000	2,252,722
China Mobile, Ltd.	1,976,168	18,857,240
China Shenhua Energy Co., Ltd., Class H	3,184,000	8,172,500
Dongfeng Motor Group Co., Ltd., Class H	8,050,000	11,852,973
Pacific Basin Shipping, Ltd.	4,853,344	2,991,284
PetroChina Co., Ltd., Class H	7,091,181	6,835,949
Sinotruk Hong Kong, Ltd.	4,220,000	2,160,935
Weichai Power Co., Ltd., Class H	1,451,000	5,513,726

		62,253,807

Colombia — 1.6%
Bancolombia SA	505,949	5,521,474
Bancolombia SA, SP ADR	42,549	1,869,603

		7,391,077

Czech Republic — 3.1%
Komercni Banka AS	64,301	13,949,108

	Number of Shares	Value
COMMON STOCKS — (Continued)
India — 1.5%
Bharat Heavy Electricals, Ltd.	1,263,121	$3,482,235
Reliance Industries, Ltd., SP GDR(a)	120,775	3,204,282

		6,686,517

Indonesia — 6.0%
AKR Corporindo Tbk PT	7,690,900	2,782,534
Astra International Tbk PT	8,104,000	4,263,847
Bank Rakyat Indonesia Persero Tbk PT	5,314,400	3,631,759
Indo Tambangraya Megah Tbk PT	2,596,300	5,703,156
United Tractors Tbk PT	5,544,600	8,735,760
Vale Indonesia Tbk PT	10,407,500	1,971,334

		27,088,390

Jordan — 0.4%
Hikma Pharmaceuticals PLC	97,374	1,919,526

Malaysia — 2.3%
Genting Bhd	2,342,096	7,288,668
Malayan Banking Bhd	1,013,208	2,919,101

		10,207,769

Mexico — 7.8%
America Movil SAB de CV, Series L	18,486,128	19,710,796
Ternium SA, SP ADR	518,953	15,454,420

		35,165,216

Peru — 1.2%
Cia de Minas Buenaventura SA, ADR	433,764	5,378,674

Poland — 5.5%
Bank Handlowy w Warszawie SA	146,488	4,786,185

See accompanying Notes to the Quarterly Portfolio of Investments.

1

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Poland — (Continued)
Bank Pekao SA	188,301	$11,053,668
Grupa Lotos SA*	246,411	2,755,211
Telekomunikacja Polska SA	1,894,108	6,309,687

		24,904,751

Russia — 6.8%
Gazprom OAO, SP ADR	693,159	5,760,151
Novolipetsk Steel OJSC, GDR	836,923	12,310,049
Phosagro OAO, GDR	290,629	2,943,926
Sberbank of Russia, SP ADR	870,368	9,417,382

		30,431,508

South Africa — 6.2%
AngloGold Ashanti Ltd., SP ADR	276,912	4,053,992
Barclays Africa Group, Ltd.	343,345	4,026,617
Impala Platinum Holdings, Ltd.	322,113	3,365,030
MTN Group, Ltd.	561,401	10,025,137
PPC Ltd.	710,241	1,904,625
Reunert, Ltd.	441,093	2,535,446
Sappi Ltd.*	655,091	2,027,447

		27,938,294

South Korea — 23.3%
Hyundai Department Store Co. Ltd.	41,266	5,481,459
Hyundai Heavy Industries Co., Ltd.	73,941	15,282,222
Hyundai Mobis	47,578	13,626,738
Hyundai Motor Co.	79,318	17,214,008
Kangwon Land, Inc.	168,390	5,292,409
LG Chem Ltd.	33,435	8,009,340
POSCO, ADR	156,371	10,631,664

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — (Continued)
Samsung Electronics Co., Ltd.	4,121	$4,880,124
Samsung Heavy Industries Co., Ltd.	93,450	2,899,626
Samsung Life Insurance Co., Ltd.	38,315	3,675,939
Shinhan Financial Group Co., Ltd.	273,745	11,552,169
Shinsegae Co., Ltd.	27,763	5,927,790

		104,473,488

Taiwan — 5.6%
Advanced Semiconductor Engineering, Inc.	4,252,000	3,896,010
Chipbond Technology Corp.	1,641,000	2,501,818
Compal Electronics, Inc.	10,735,208	7,980,565
Novatek Microelectronics Corp.	1,216,692	4,891,096
Powertech Technology, Inc.	320,000	441,576
Richtek Technology Corp.	105,000	543,658
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	200,890	3,399,059
TPK Holding Co. Ltd.	212,000	1,339,863

		24,993,645

Thailand — 3.2%
Kasikornbank PCL NVDR	1,029,170	5,295,172
Thai Oil PCL	5,615,400	8,953,507

		14,248,679

TOTAL COMMON STOCKS (Cost $428,952,362)		414,756,284

See accompanying Notes to the Quarterly Portfolio of Investments.

2

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

	Number of Shares	Value
PREFERRED STOCKS — 3.1%
Brazil — 3.1%
Cia Paranaense de Energia, Class B	369,655	$4,262,923
Vale SA	769,500	9,565,938

		13,828,861

TOTAL PREFERRED STOCKS (Cost $18,075,484)		13,828,861

WARRANTS — 0.1%
Genting Bhd, strike price @ MYR 7.96, Expires 12/18/18*	531,549	463,805

TOTAL WARRANTS (Cost $247,924)		463,805

EXCHANGE TRADED FUNDS — 2.9%
iShares MSCI Emerging Market Index Fund	334,229	12,764,206

TOTAL EXCHANGE TRADED FUNDS (Cost $13,554,111)		12,764,206

TOTAL INVESTMENTS - 98.5% (Cost $460,829,881)**		441,813,156
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		6,880,904

NET ASSETS - 100.0%		$448,694,060

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$460,829,881

Gross unrealized appreciation	24,876,694
Gross unrealized depreciation	(43,893,419)

Net unrealized depreciation	$(19,016,725)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2014, this security amounted to $3,204,282 or 0.7% of net assets. This security has been determined by the Adviser to be a liquid security.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MYR	Malaysian Ringgit
NVDR	Non-voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored Depositary Receipt
SP GDR	Sponsored Global Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

3

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Par* Value	Value
CORPORATE BONDS AND NOTES — 47.3%
Austria — 0.1%
OGX Austria GmbH 8.38%, 04/01/2022(a)	$200,000	$6,400

Cayman Islands — 1.4%
Renhe Commercial Holdings Co. Ltd. 13.00%, 03/10/2016	150,000	101,250

Chile — 2.8%
Corp Nacional del Cobre de Chile 5.63%, 10/18/2043(b)	200,000	200,295

Indonesia — 3.8%
Perusahaan Penerbit SBSN Indonesia 6.13%, 03/15/2019(b)	250,000	265,625

Israel — 3.1%
Israel Electric Corp., Ltd. 6.88%, 06/21/2023(b)	200,000	216,500

Mexico — 7.1%
Petroleos Mexicanos 6.00%, 03/05/2020	250,000	275,938
Petroleos Mexicanos 3.50%, 01/30/2023	250,000	226,062

		502,000

Netherlands — 2.2%
Majapahit Holding BV 7.88%, 06/29/2037(b)	150,000	152,250

Russia — 6.5%
Gazprom OAO Via Gaz Capital SA 8.63%, 04/28/2034	250,000	292,188

	Par* Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Russia — (Continued)
Russian Agricultural Bank OJSC Via RSHB Capital SA 7.75%, 05/29/2018	$150,000	$166,923

		459,111

South Africa — 3.4%
Eskom Holdings SOC Ltd. 5.75%, 01/26/2021	250,000	243,750

Turkey — 2.8%
Export Credit Bank of Turkey 5.88%, 04/24/2019(b)	200,000	199,020

Ukraine — 8.3%
National JSC Naftogaz of UKraine 9.50%, 09/30/2014	400,000	380,000
UKreximbank Via Biz Finance PLC 8.75%, 01/22/2018	250,000	203,665

		583,665

Venezuela — 3.3%
Petroleos de Venezuela SA 5.25%, 04/12/2017	50,000	33,875
Petroleos de Venezuela SA 6.00%, 11/15/2026(b)	100,000	51,250
Petroleos de Venezuela SA 5.38%, 04/12/2027	150,000	73,875
Petroleos de Venezuela SA 5.50%, 04/12/2037	150,000	72,600

See accompanying Notes to the Quarterly Portfolio of Investments.

4

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

		Par* Value		Value
CORPORATE BONDS AND NOTES — (Continued)
Venezuela — (Continued)
		$		$231,600

Virgin Islands — 2.5%
Sinopec Capital 2013 Ltd. 3.13%, 04/24/2023			200,000	178,924

TOTAL CORPORATE BONDS AND NOTES (Cost $3,407,592)				3,340,390

FOREIGN GOVERNMENT BONDS & NOTES — 44.4%
Argentina — 4.9%
Argentine Republic Government International Bond 7.82%, 12/31/2033	EUR		436,225	349,474

Brazil — 9.0%
Banco Nacional de Desenvolvimento Economico e Social
5.75%, 09/26/2023(b)			250,000	243,438
Brazil Notas do Tesouro Nacional Serie F 10.00%, 01/01/2017	BRL		75,000	29,219
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2021	BRL		1,000,000	359,788

				632,445

Colombia — 3.1%
Colombia Government International Bond 10.38%, 01/28/2033			150,000	217,875

		Par* Value	Value
FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Cyprus — 2.0%
Cyprus Government International Bond 4.63%, 02/03/2020	EUR	125,000	$143,300

Egypt — 1.3%
Egypt Government International Bond 6.88%, 04/30/2040		100,000	88,650

Mexico — 5.7%
Mexican Bonos 10.00%, 11/20/2036	MXN	2,000,000	186,006
Mexico Government International Bond 4.75%, 03/08/2044		250,000	220,000

			406,006

Morocco — 2.6%
Morocco Government International Bond 4.25%, 12/11/2022(b)		200,000	185,500

Pakistan — 1.2%
Pakistan Government International Bond 7.88%, 03/31/2036		100,000	83,750

Panama — 2.7%
Panama Government International Bond 4.30%, 04/29/2053		250,000	190,000

Philippines — 3.5%
Philippine Government International Bond 7.50%, 09/25/2024		200,000	250,000

See accompanying Notes to the Quarterly Portfolio of Investments.

5

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Par* Value	Value
FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Sri Lanka — 2.9%
Sri Lanka Government International Bond 6.00%, 01/14/2019(b)	$200,000	$203,000

Turkey — 2.3%
Turkey Government International Bond 7.38%, 02/05/2025	150,000	162,562

Venezuela — 3.2%
Venezuela Government International Bond 11.75%, 10/21/2026	300,000	224,250

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost $3,326,010)		3,136,812

TOTAL INVESTMENTS - 91.7% (Cost $6,733,602)**		6,477,202
OTHER ASSETS IN EXCESS OF LIABILITIES - 8.3%		584,505

NET ASSETS - 100.0%		$7,061,707

*	Par amount denominated in USD unless otherwise noted.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$6,733,602

Gross unrealized appreciation	48,439
Gross unrealized depreciation	(304,839)

Net unrealized depreciation	$(256,400)

(a)	Investment with a total aggregate value of $6,400 or 0.1% of net assets was in default as of January 31, 2014.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2014, these securities amounted to $1,716,878 or 24.3% of net assets. These securities have been determined by the Adviser to be a liquid security.

See accompanying Notes to the Quarterly Portfolio of Investments.

6

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

Forward foreign currency contracts outstanding as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
BRL	500,000	USD	210,615	02/04/14	BRC	$(3,426)
BRL	500,000	USD	210,615	02/04/14	BRC	(3,426)
USD	426,421	BRL	1,000,000	02/04/14	BRC	12,464
USD	210,615	BRL	500,000	02/04/14	BRC	3,426
USD	200,417	BRL	500,000	06/03/14	BRC	(345)
USD	603,569	EUR	440,000	03/10/14	SSB	10,137

Net unrealized appreciation on forward foreign currency contracts:						$18,830

BRC	Barclays
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
PLC	Public Limited Company
SSB	State Street Bank
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments.

7

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2014

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Funds’ (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

8

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of each Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of January 31, 2014, in valuing each Fund’s investments carried at fair value:

	DuPont Capital Emerging Markets Fund
	Total Value at 01/31/14	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Brazil	$14,682,737	$14,682,737	$—	$—
Chile	3,043,098	3,043,098	—	—
China	62,253,807	—	62,253,807	—
Colombia	7,391,077	7,391,077	—	—
Czech Republic	13,949,108	—	13,949,108	—
India	6,686,517	3,204,282	3,482,235	—
Indonesia	27,088,390	—	27,088,390	—
Jordan	1,919,526	—	1,919,526	—
Malaysia	10,207,769	—	10,207,769	—
Mexico	35,165,216	35,165,216	—	—
Peru	5,378,674	5,378,674	—	—

9

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

Common Stocks (Continued)
Poland	$24,904,751	$6,309,687	$18,595,064	$—
Russia	30,431,508	30,431,508	—	—
South Africa	27,938,294	6,589,438	21,348,856	—
South Korea	104,473,488	10,631,664	93,841,824	—
Taiwan	24,993,645	3,399,059	21,594,586	—
Thailand	14,248,679	—	14,248,679	—
Preferred Stocks	13,828,861	13,828,861	—	—
Warrants	463,805	463,805	—	—
Exchange Traded Funds	12,764,206	12,764,206	—	—

Total Investments	$441,813,156	$153,283,312	$288,529,844	$—

	DuPont Capital Emerging Markets Debt Fund
	Total Value at 01/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$3,340,390	$—	$3,340,390	$—
Foreign Government Bonds & Notes	3,136,812	—	3,136,812	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	26,027	—	26,027	—

Total Assets	$6,503,229	$—	$6,503,229	$—

	Total Value at 01/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	$(7,197)	$—	$(7,197)	$—

Total Liabilities	$(7,197)	$—	$(7,197)	$—

10

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements occurred at January 31, 2014 and therefore the Fund utilized the external pricing service model adjustments. For the period ended January 31, 2014, a net amount of $1,904,625 was transferred from Level 1 to Level 2 for the DuPont Capital Emerging Markets Fund. This transfer occurred as a result of those securities being valued utilizing the international fair value pricing at January 31, 2014. For the period ended January 31, 2014, a net amount of $6,309,687 was transferred from Level 2 to Level 1 for the DuPont Capital Emerging Markets Fund. This transfer occurred as a result of those securities no longer being valued utilizing the international fair value pricing at January 31, 2014. There were no transfers from Level 1 to Level 2 for the DuPont Capital Emerging Markets Debt Fund. There were no transfers to or from Level 3 for both Funds.

11

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

12

EIC VALUE FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 89.9%
Basic Materials — 5.3%
Barrick Gold Corp.	304,290	$5,866,711
Newmont Mining Corp.	129,495	2,797,092
Sigma-Aldrich Corp.	31,370	2,916,469

		11,580,272

Communications — 1.8%
Cisco Systems, Inc.	177,205	3,882,562

Consumer, Cyclical — 9.0%
CVS Caremark Corp.	52,860	3,579,679
Target Corp.	130,885	7,413,326
Wal-Mart Stores, Inc.	117,485	8,773,780

		19,766,785

Consumer, Non-cyclical — 28.9%
Baxter International, Inc.	76,895	5,251,928
Becton Dickinson & Co.	39,985	4,323,178
Dr Pepper Snapple Group, Inc.	162,600	7,785,288
Express Scripts Holding Co.*	65,155	4,866,427
GlaxoSmithKline PLC, SP ADR	81,200	4,185,048
Johnson & Johnson	58,225	5,151,166
Medtronic, Inc.	132,785	7,510,320
Molson Coors Brewing Co., Class B	178,640	9,403,610
PepsiCo, Inc.	105,175	8,451,863
Procter & Gamble Co. (The)	85,010	6,513,466

		63,442,294

Energy — 9.7%
Chevron Corp.	27,595	3,080,430
ConocoPhillips.	80,495	5,228,150
Devon Energy Corp.	91,035	5,391,093
Exxon Mobil Corp.	83,890	7,731,302

		21,430,975

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financial — 21.9%
American Express Co.	66,855	$5,684,012
Annaly Capital Management, Inc. REIT	336,475	3,623,836
Charles Schwab Corp. (The)	142,560	3,538,339
Chubb Corp. (The)	62,690	5,299,813
PNC Financial Services Group, Inc. (The)	82,610	6,598,887
SunTrust Banks, Inc.	89,605	3,317,177
Torchmark Corp.	40,905	3,074,011
Travelers Cos., Inc. (The)	50,355	4,092,854
US Bancorp.	163,485	6,495,259
Wells Fargo & Co.	143,230	6,494,048

		48,218,236

Industrial — 1.5%
Northrop Grumman Corp.	28,565	3,300,686

REITs-Office Property — 0.9%
Mack-Cali Realty Corp. REIT	100,300	2,029,069

Technology — 5.2%
Microsoft Corp.	188,640	7,140,024
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	248,500	4,204,620

		11,344,644

Utilities — 5.7%
Exelon Corp.	281,950	8,176,550
Southern Co. (The)	107,000	4,412,680

		12,589,230

TOTAL COMMON STOCKS (Cost $171,555,537)		197,584,753

See accompanying Notes to the Quarterly Portfolio of Investments.

1

EIC VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

	Number of Shares	Value

REGISTERED INVESTMENT COMPANY — 9.7%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	21,474,467	$21,474,467

TOTAL REGISTERED INVESTMENT COMPANY (Cost $21,474,467)		21,474,467

TOTAL INVESTMENTS - 99.6% (Cost $193,030,004)**		219,059,220
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		802,000

NET ASSETS - 100.0%		$219,861,220

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$193,030,004

Gross unrealized appreciation	31,479,973
Gross unrealized depreciation	(5,450,757)

Net unrealized appreciation	$26,029,216

(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2014.

REIT	Real Estate Investment Trust
SP ADR	Sponsored Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/14	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$197,584,753	$197,584,753	$—	$—
Registered Investment Company	21,474,467	21,474,467	—	—

Total Investments	$219,059,220	$219,059,220	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

4

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

For the period ended January 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 84.7%
Airlines — 0.7%
Delta Air Lines Series 2010-2, Class B 6.750%, 05/23/2017	$200,000	$213,999

Auto Manufacturers — 4.7%
General Motors Co. 3.500%, 10/02/2018 (a)	500,000	510,625
General Motors Co. 4.875%, 10/02/2023 (a)	1,000,000	1,012,500

		1,523,125

Auto Parts & Equipment — 1.2%
Delphi Corp. Callable 02/15/2018 at 102.5 5.000%, 02/15/2023	400,000	406,000

Banks — 30.2%
Abbey National Treasury Services PLC London 3.050%, 08/23/2018	250,000	258,310
Ally Financial, Inc. 4.750%, 09/10/2018	1,000,000	1,045,000
Ally Financial, Inc. 3.500%, 01/27/2019	500,000	493,750
Bank of America Corp. 1.316%, 03/22/2018 (b)	400,000	405,196
Bank of America Corp. 6.875%, 11/15/2018	250,000	300,998
CIT Group, Inc. 5.000%, 08/01/2023	400,000	394,500
Citigroup, Inc. 1.750%, 05/01/2018	500,000	492,000
Goldman Sachs Group, Inc. 3.625%, 02/07/2016	250,000	262,082
Goldman Sachs Group, Inc. 2.375%, 01/22/2018	400,000	402,996

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Banks — (Continued)
Goldman Sachs Group, Inc. 1.341%, 11/15/2018 (b)	$750,000	$751,736
Goldman Sachs Group, Inc. 2.625%, 01/31/2019	300,000	300,255
JPMorgan Chase & Co. 3.150%, 07/05/2016	300,000	313,821
JPMorgan Chase & Co. 1.139%, 01/25/2018 (b)	300,000	303,554
JPMorgan Chase & Co. 0.865%, 01/28/2019 (b)	100,000	99,612
JPMorgan Chase & Co. 3.375%, 05/01/2023	250,000	234,774
JPMorgan Chase & Co. Callable 04/30/2018 at 100 7.900%, 04/29/2049 (c)(d)(e)	250,000	276,549
Morgan Stanley 2.125%, 04/25/2018	300,000	299,374
Morgan Stanley 1.087%, 01/24/2019 (b)	1,000,000	993,267
PNC Bank NA Callable 06/25/2023 at 100 3.800%, 07/25/2023	500,000	501,348
PNC Financial Services Group, Inc. (The) 4.483%, 05/29/2049 (b)(c)(d)	895,000	896,119
Wells Fargo & Co. 0.895%, 04/23/2018 (b)	300,000	301,895
Wells Fargo & Co. 2.150%, 01/15/2019	500,000	500,776

		9,827,912

See accompanying Notes to the Quarterly Portfolio of Investments.

1

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Beverage — 0.8%
PepsiCo, Inc. Callable 12/07/2018 at 100 2.250%, 01/07/2019	$250,000	$253,139

Chemicals — 0.6%
E.I. Du Pont de Nemours & Co. 1.950%, 01/15/2016	200,000	204,182

Computers — 1.5%
Hewlett-Packard Co. 1.182%, 01/14/2019 (b)	500,000	499,763

Diversified Financial Services — 12.8%
American Express Co. 0.852%, 05/22/2018 (b)	250,000	250,016
American Express Credit Corp. 1.750%, 06/12/2015	300,000	304,724
American Express Credit Corp. 1.300%, 07/29/2016	200,000	201,765
Ford Motor Credit Co., LLC 2.875%, 10/01/2018	650,000	664,762
Ford Motor Credit Co., LLC 5.750%, 02/01/2021	400,000	452,833
Ford Motor Credit Co., LLC 4.375%, 08/06/2023	500,000	507,748
General Electric Capital Corp. 2.300%, 01/14/2019	500,000	504,981
General Electric Capital Corp. 0.752%, 01/14/2019 (b)	500,000	500,245

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Diversified Financial Services — (Continued)
General Motors Financial Co., Inc. 4.750%, 08/15/2017 (a)	$250,000	$264,062
General Motors Financial Co., Inc. 3.250%, 05/15/2018 (a)	500,000	503,750

		4,154,886

Healthcare-Products — 0.8%
Mallinckrodt International Finance SA 3.500%, 04/15/2018 (a)	250,000	249,636
Insurance — 8.7%
Berkshire Hathaway, Inc. 1.550%, 02/09/2018	400,000	399,587
Genworth Holdings, Inc. Callable 11/15/2016 at 100 6.150%, 11/15/2066 (d)	1,200,000	1,072,500
Lincoln National Corp. Callable 05/17/2016 at 100 7.000%, 05/17/2066 (d)	1,100,000	1,122,000
Prudential Financial, Inc. 1.021%, 08/15/2018 (b)	250,000	250,887

		2,844,974

Leisure Time — 1.0%
Harley-Davidson Financial Services, Inc. 3.875%, 03/15/2016 (a)	300,000	317,714

Lodging — 0.8%
Wyndham Worldwide Corp. Callable 02/01/2017 at 100 2.950%, 03/01/2017	250,000	256,270

See accompanying Notes to the Quarterly Portfolio of Investments.

2

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Media — 2.8%
Interpublic Group of Cos, Inc. 3.750%, 02/15/2023	$500,000	$482,658
NBC Universal Media, LLC 2.875%, 04/01/2016	200,000	208,414
Time Warner, Inc. 3.150%, 07/15/2015	200,000	206,942

		898,014

Miscellaneous Manufacturing — 1.5%
General Electric Co. 2.700%, 10/09/2022	500,000	478,030

Oil & Gas — 2.2%
Anadarko Petroleum Corp. 5.950%, 09/15/2016	200,000	223,087
Petrobras Global Finance Bv 2.379%, 01/15/2019 (b)	250,000	243,125
Rowan Cos, Inc. Callable 10/15/2023 at 100 4.750%, 01/15/2024	250,000	253,189

		719,401

Packaging & Containers — 0.8%
Rock Tenn Co. Callable 12/01/2022 at 100 4.000%, 03/01/2023	250,000	248,757

Pipelines — 1.4%
Energy Transfer Partners LP Callable 11/01/2022 at 100 3.600%, 02/01/2023	200,000	189,141

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Pipelines — (Continued)
Enterprise Products Operating LLC Callable 01/15/2018 at 100 7.034%, 01/15/2068 (d)	$235,000	$260,849

		449,990

REIT — 5.3%
BioMed Realty LP Callable 03/15/2016 at 100 3.850%, 04/15/2016	200,000	209,001
Boston Properties LP Callable 11/01/2023 at 100 3.800%, 02/01/2024	250,000	245,193
DDR Corp. 5.500%, 05/01/2015	165,000	173,801
DDR Corp. 7.500%, 04/01/2017	200,000	232,732
Essex Portfolio LP Callable 05/15/2022 at 100 3.625%, 08/15/2022	400,000	387,398
Prologis LP Callable 11/01/2020 at 100 3.350%, 02/01/2021	500,000	494,002

		1,742,127

Retail — 3.3%
Macy’s Retail Holdings, Inc. 5.750%, 07/15/2014	200,000	204,501
QVC, Inc. 4.375%, 03/15/2023	375,000	361,033
Walgreen Co. 1.800%, 09/15/2017	250,000	252,359

See accompanying Notes to the Quarterly Portfolio of Investments.

3

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Retail — (Continued)
Wal-Mart Stores, Inc. 1.125%, 04/11/2018	$250,000	$245,545

		1,063,438

Semiconductor — 0.7%
Texas Instruments, Inc. 1.000%, 05/01/2018	250,000	244,109

Software — 2.3%
Microsoft Corp. 1.000%, 05/01/2018	250,000	245,830
Oracle Corp. 0.819%, 01/15/2019 (b)	500,000	501,972

		747,802

Telecommunications — 0.6%
Vodafone Group PLC 2.875%, 03/16/2016	200,000	207,995

TOTAL CORPORATE BONDS AND NOTES (Cost $27,249,095)		27,551,263

U.S. TREASURY OBLIGATIONS — 14.0%
Government — 11.5%
2.750%, 11/15/2023	500,000	503,594
0.250%, 11/30/2015	500,000	499,668
0.250%, 12/31/2015	500,000	499,434
0.625%, 10/15/2016	400,000	400,375
1.000%, 05/31/2018	1,400,000	1,383,375
1.750%, 05/15/2023	500,000	463,906

		3,750,352

U.S. Treasury Notes — 2.5%
0.250%, 10/31/2015	800,000	799,687

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,556,847)		4,550,039

Value
TOTAL INVESTMENTS - 98.7% (Cost $31,805,942)*	$32,101,302
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%	422,242

NET ASSETS - 100.0%	$32,523,544

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2014, these securities amounted to $2,858,287 or 8.8% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Variable or Floating Rate Security. Rate shown is as of January 31, 2014.
(c)	Security is a perpetual bond and has no definite maturity date.
(d)	Fix-to Float Security. Rate shown is as of January 31, 2014.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$31,805,942

Gross unrealized appreciation	444,126
Gross unrealized depreciation	(148,766)

Net unrealized appreciation	$295,360

(e)	Dividend paying security.

REIT	Real Estate Investment Trust
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Estabrook Investment Grade Fixed Income Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$27,551,263	$—	$27,551,263	$—
U.S. Treasury Obligations	4,550,039	—	4,550,039	—

Total Investments	$32,101,302	$—	$32,101,302	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons

6

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

7

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 94.8%
Automobiles & Components — 1.6%
Allison Transmission Holdings, Inc.	1	$29
BorgWarner, Inc.	1	54
Dana Holding Corp.	5,853	110,739
Dorman Products, Inc.*	1	52
Drew Industries, Inc.	459	22,073
Ford Motor Co.	9	135
General Motors Co.*	1,558	56,213
Gentex Corp.	9,856	319,236
Goodyear Tire & Rubber Co. (The)	4,759	112,598
Johnson Controls, Inc.	1,831	84,446
Lear Corp.	749	54,175
Standard Motor Products, Inc.	1,092	35,719
Tenneco, Inc.*	3,772	214,400
TRW Automotive Holdings Corp.*	1	74
WABCO Holdings, Inc.*	1	86

		1,010,029

Banks — 7.5%
Associated Banc-Corp.	10,589	174,401
BancorpSouth, Inc.	2	47
Bank of Hawaii Corp.	1	57
BankUnited, Inc.	6,286	195,495
BB&T Corp.	5,466	204,483
BOK Financial Corp.	1,799	115,604
CapitalSource, Inc.	30	412
Capitol Federal Financial, Inc.	4	48
Cathay General Bancorp	8,810	207,035
CIT Group, Inc.	1	47
City National Corp.	1	72
Comerica, Inc.	3,532	161,766
Commerce Bancshares, Inc.	1	48
CVB Financial Corp.	103	1,537
East West Bancorp, Inc.	2	67
Essent Group*	2	50
EverBank Financial Corp.	2	36
Fifth Third Bancorp	2	42
First Niagara Financial Group, Inc.	6,262	54,104
First Republic Bank	1,907	92,547
FirstMerit Corp.	4,926	100,244
FNB Corp.	3	36
Fulton Financial Corp.	5,284	65,257
Glacier Bancorp, Inc.	3,026	79,977
Hancock Holding Co.	5,300	183,380
Home Loan Servicing Solutions, Ltd.	6	123
Hudson City Bancorp, Inc.	83	750

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
Huntington Bancshares, Inc.	23,066	$209,209
International Bancshares Corp.	3	70
Investors Bancorp, Inc.	2	51
KeyCorp	3	38
M & T Bank Corp.	457	50,960
MB Financial, Inc.	3	84
Nationstar Mortgage Holdings, Inc.*	1,525	42,670
New York Community Bancorp, Inc.	9,229	149,418
Northwest Bancshares, Inc.	216	3,037
Ocwen Financial Corp.*	1	44
Old National Bancorp	10,478	146,692
PacWest Bancorp	1	40
People’s United Financial, Inc.	2,962	42,090
PNC Financial Services Group, Inc. (The)	1	80
Popular, Inc.*	2	53
PrivateBancorp, Inc.	8,367	239,213
Prosperity Bancshares, Inc.	17	1,064
Regions Financial Corp.	2,150	21,866
Signature Bank*	214	26,121
Sterling Financial Corp.	2	63
SunTrust Banks, Inc.	6,604	244,480
Susquehanna Bancshares, Inc.	4	43
SVB Financial Group*	632	70,929
Synovus Financial Corp.	9	30
TCF Financial Corp.	4,687	75,461
Texas Capital Bancshares, Inc.*	3,514	208,978
TFS Financial Corp.*	4	46
Trustmark Corp.	1	24
Umpqua Holdings Corp.	12,454	218,692
United Bankshares, Inc.	1,368	40,890
US Bancorp	4,180	166,071
Valley National Bancorp	2,886	27,965
Washington Federal, Inc.	8,150	178,322
Webster Financial Corp.	7,292	221,239
Wells Fargo & Co.	4,116	186,619
Western Alliance Bancorp*	9,217	206,645
Wintrust Financial Corp.	2,749	120,489
Zions Bancorporation	7,186	206,598

		4,744,049

Capital Goods — 12.3%
3M Co.	1,172	150,239
AAON, Inc.	199	5,902
AAR Corp.	940	25,051

See accompanying Notes to the Quarterly Portfolio of Investments.

1

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Actuant Corp., Class A	2	$68
Acuity Brands, Inc.	1	127
AECOM Technology Corp.*	7,978	228,729
AGCO Corp.	3,008	160,417
Allegion PLC*	1	49
Alliant Techsystems, Inc.	1	144
Altra Industrial Motion Corp.	410	12,858
AMETEK, Inc.	1,107	54,708
AO Smith Corp.	2	94
Applied Industrial Technologies, Inc.	1,371	69,290
ARAMARK Holdings Corp.*	2	49
B/E Aerospace, Inc.*	1	79
Babcock & Wilcox Co. (The)	2,943	100,886
Barnes Group, Inc.	718	26,882
Boeing Co. (The)	569	71,273
Briggs & Stratton Corp.	2,044	43,067
Carlisle Cos., Inc.	1,062	79,151
Caterpillar, Inc.	1,066	100,108
CIRCOR International, Inc.	817	58,840
CLARCOR, Inc.	1	55
Crane Co.	1	63
Cummins, Inc.	831	105,520
Danaher Corp.	1,508	112,180
Deere & Co.	1	86
Donaldson Co., Inc.	2,451	101,128
Dover Corp.	2,136	184,892
DXP Enterprises, Inc.*	519	49,845
EMCOR Group, Inc.	3,548	150,825
Emerson Electric Co.	3,779	249,187
EnerSys, Inc.	3,123	212,551
Exelis, Inc.	7,046	138,031
Federal Signal Corp.*	1,609	19,823
Flowserve Corp.	754	54,537
Fluor Corp.	3,350	254,466
Foster Wheeler AG (Switzerland)*	9,137	273,927
GATX Corp.	4	232
Generac Holdings, Inc.	2	96
General Dynamics Corp.	1,313	133,020
General Electric Co.	6	151
Gorman-Rupp Co. (The)	117	3,724
Graco, Inc.	463	32,174
Honeywell International, Inc.	1,380	125,897
Hubbell, Inc., Class B	1	117
Hyster-Yale Materials Handling, Inc.	977	83,788

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
IDEX Corp.	2,022	$145,604
Illinois Tool Works, Inc.	2,567	202,459
Ingersoll-Rand PLC (Ireland)	1,305	76,721
Jacobs Engineering Group, Inc.*	2,355	142,972
Joy Global, Inc.	3,383	178,589
KBR, Inc.	1	31
Kennametal, Inc.	1	43
L-3 Communications Holdings, Inc.	1,265	140,504
Lincoln Electric Holdings, Inc.	2,544	176,045
Lindsay Corp.	1,073	91,205
Lockheed Martin Corp.	1,307	197,239
Manitowoc Co., Inc. (The)	2,475	70,414
Masco Corp.	5,586	118,200
Meritor, Inc.*	711	7,807
Moog, Inc., Class A*	1,017	61,081
MRC Global, Inc.*	7,512	209,735
MSC Industrial Direct Co., Inc., Class A	1	84
Mueller Industries, Inc.	1	62
Nordson Corp.	31	2,149
Northrop Grumman Corp.	2,496	288,413
Oshkosh Corp.	4,307	233,181
PACCAR, Inc.	4	223
Pall Corp.	502	40,210
Parker Hannifin Corp.	848	96,138
Pentair, Ltd.*	2,009	149,329
Polypore International, Inc.*	3,062	101,505
Precision Castparts Corp.	502	127,884
Quanta Services, Inc.*	1,764	54,984
Raven Industries, Inc.	958	35,877
Raytheon Co.	3,216	305,745
Regal-Beloit Corp.	38	2,815
Rexnord Corp.*	1,866	48,479
Rockwell Automation, Inc.	1,903	218,541
Rockwell Collins, Inc.	1	76
Roper Industries, Inc.	406	55,719
Simpson Manufacturing Co., Inc.	316	10,302
Snap-on, Inc.	52	5,208
Spirit Aerosystems Holdings, Inc.,
Class A*	3,679	124,755
Standex International Corp.	171	9,726
Teledyne Technologies, Inc.*	1	92
Timken Co. (The)	1	56
Toro Co. (The)	1	63

See accompanying Notes to the Quarterly Portfolio of Investments.

2

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
TransDigm Group, Inc.	1	$167
Trinity Industries, Inc.	4	233
United Rentals, Inc.*	2	162
United Technologies Corp.	1	114
Valmont Industries, Inc.	1,311	191,904
Watts Water Technologies, Inc., Class A	992	55,572
WESCO International, Inc.*	2,705	224,407
WW Grainger, Inc.	645	151,240

		7,828,390

Commercial & Professional Services — 4.1%
ABM Industries, Inc.	1	27
ACCO Brands Corp.*	7,646	44,423
Avery Dennison Corp.	1,181	58,188
Cintas Corp.	1,971	112,485
Copart, Inc.*	1	34
Corporate Executive Board Co. (The) .	1	73
Deluxe Corp.	5,714	277,415
Dun & Bradstreet Corp. (The)	1,710	188,100
Equifax, Inc.	1	70
Exponent, Inc.	185	13,361
FTI Consulting, Inc.*	7,707	285,698
G & K Services, Inc., Class A	316	17,661
Herman Miller, Inc.	4,510	126,415
HNI Corp.	3	103
Huron Consulting Group, Inc.*	2	132
Insperity, Inc.	690	22,784
Knoll, Inc.	383	6,358
Manpowergroup, Inc.	1,574	122,615
Mine Safety Appliances Co.	2	101
Navigant Consulting, Inc.*	614	10,788
On Assignment, Inc.*	2,553	75,773
Pitney Bowes, Inc.	6,971	175,530
Portfolio Recovery Associates, Inc.*	2	100
Republic Services, Inc.	1,309	41,927
Robert Half International, Inc.	4,002	167,204
Rollins, Inc.	2	58
RPX Corp.*	1,242	20,145
RR Donnelley & Sons Co.	9,181	169,573
SEI Investments Co.	3	102
Steelcase, Inc., Class A	6,440	95,119
Stericycle, Inc.*	1	117
Tetra Tech, Inc.*	1,525	45,003
Towers Watson & Co., Class A	1,651	193,035

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Tyco International, Ltd. (Switzerland)	1,522	$61,626
UniFirst Corp.	243	25,709
United Stationers, Inc.	2	83
Verisk Analytics, Inc., Class A*	1	64
Waste Management, Inc.	1,739	72,655
West Corp.	7,160	165,539

		2,596,193

Consumer Durables & Apparel — 4.2%
Brunswick Corp.	1,419	58,832
Carter’s, Inc.	959	64,493
Coach, Inc.	3,284	157,271
Columbia Sportswear Co.	1,155	85,874
Crocs, Inc.*	11,785	180,900
Deckers Outdoor Corp.*	792	61,736
DR Horton, Inc.	4	94
Ethan Allen Interiors, Inc.	1,161	29,304
Garmin, Ltd. (Switzerland)	5,019	226,106
Hanesbrands, Inc.	716	50,936
Hasbro, Inc.	5,814	285,584
KB Home	1	19
La-Z-Boy, Inc.	1,323	35,615
Leggett & Platt, Inc.	2,146	64,423
Lennar Corp., Class A	9	361
Mattel, Inc.	3	114
MDC Holdings, Inc.	2	62
Meritage Homes Corp.*	8	389
Newell Rubbermaid, Inc.	21	649
NIKE, Inc., Class B	1	73
Polaris Industries, Inc.	1,192	149,238
PulteGroup, Inc.	4	81
Ralph Lauren Corp.	15	2,353
Ryland Group, Inc. (The)	1	45
Smith & Wesson Holding Corp.*	3,569	46,718
Standard Pacific Corp.*	9	79
Steven Madden, Ltd.*	9,844	320,816
Sturm Ruger & Co., Inc.	3,261	248,390
Toll Brothers, Inc.*	4	147
Tupperware Brands Corp.	2,932	229,752
Vera Bradley, Inc.*	2,701	64,878
VF Corp.	1,116	65,230
Whirlpool Corp.	1,687	224,877

		2,655,439

See accompanying Notes to the Quarterly Portfolio of Investments.

3

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 2.8%
American Public Education, Inc.*	639	$27,049
Apollo Education Group, Inc.*	5,585	180,340
Bally Technologies, Inc.*	3,391	248,628
Bridgepoint Education, Inc.*	942	16,372
Brinker International, Inc.	317	15,330
Burger King Worldwide, Inc.	45	1,095
Capella Education Co.	1,204	75,118
Choice Hotels International, Inc.	74	3,591
Cracker Barrel Old Country Store, Inc.	10	990
DeVry Education Group, Inc.	3,729	134,766
DineEquity, Inc.	1,882	146,438
Domino’s Pizza, Inc.	1	71
Dunkin’ Brands Group, Inc.	1	47
Education Management Corp.*	5,759	39,910
Fossil Group, Inc.*	1,649	184,408
International Game Technology	8,113	117,071
Interval Leisure Group, Inc.	8,109	214,078
ITT Educational Services, Inc.*	725	21,315
Marriott International, Inc., Class A	1	49
McDonald’s Corp.	1,130	106,412
Service Corp. International	2,904	51,401
Six Flags Entertainment Corp.	2,912	104,512
Sonic Corp.*	95	1,690
Speedway Motorsports, Inc.	133	2,548
Weight Watchers International, Inc.	4,072	110,066
Wyndham Worldwide Corp.	1	71
Yum! Brands, Inc.	9	604

		1,803,970

Diversified Financials — 1.4%
Affiliated Managers Group, Inc.*	1	199
American Capital, Ltd.*	3	47
American Express Co.	2	170
Ameriprise Financial, Inc.	1	106
Apollo Investment Corp.	16	135
Artisan Partners Asset Management, Inc.	17	1,078
Bank of America Corp.	24	401
BlackRock, Inc.	3	901
Capital One Financial Corp.	1	71
Cash America International, Inc.	1	37
Citigroup, Inc.	1	47
Cohen & Steers, Inc.	3	108
Credit Acceptance Corp.*	1,227	170,774

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
E*TRADE Financial Corp.*	8	$160
Evercore Partners, Inc., Class A	2,179	121,675
Federated Investors, Inc., Class B	2	54
First Cash Financial Services, Inc.*	267	13,120
Franklin Resources, Inc.	1,051	54,663
GAMCO Investors, Inc., Class A	15	1,212
Goldman Sachs Group, Inc. (The)	51	8,370
Greenhill & Co., Inc.	1	52
Invesco, Ltd. (Bermuda)	13	432
Janus Capital Group, Inc.	41	451
JPMorgan Chase & Co.	1	55
LPL Financial Holdings, Inc.	1,594	85,327
MSCI, Inc.*	1	43
Nelnet, Inc., Class A	1,149	42,800
Northern Trust Corp.	7	422
Outerwall, Inc.*	1,121	72,092
PHH Corp.*	119	2,888
Prospect Capital Corp.	11	120
Raymond James Financial, Inc.	1,783	90,773
SLM Corp.	3	68
Springleaf Holdings, Inc.*	2	48
State Street Corp.	1	67
T. Rowe Price Group, Inc.	2	157
Virtus Investment Partners, Inc.*	395	71,993
Walter Investment Management Corp.*	748	23,068
WisdomTree Investments, Inc.*	88	1,243
World Acceptance Corp.*	1,531	146,501

		911,928

Energy — 1.2%
Apache Corp.	1	80
C&J Energy Services, Inc.*	125	2,922
Chevron Corp.	1	112
ConocoPhillips	1	65
CVR Energy, Inc.	1	37
Delek US Holdings, Inc.	1,373	41,602
Denbury Resources, Inc.	3	48
Exxon Mobil Corp.	18	1,659
Forum Energy Technologies, Inc.*	3	75
Halliburton Co.	3	147
Helmerich & Payne, Inc.	8	704
Hess Corp.	4	302
HollyFrontier Corp.	2,092	96,860
Marathon Oil Corp.	34	1,115

See accompanying Notes to the Quarterly Portfolio of Investments.

4

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Marathon Petroleum Corp.	1	$87
Murphy Oil Corp.	1	57
National Oilwell Varco, Inc.	8	600
Occidental Petroleum Corp.	10	876
Oil States International, Inc.*	16	1,503
Patterson-UTI Energy, Inc.	2	51
Phillips 66	3,086	225,556
Pioneer Natural Resources Co.	3	508
RPC, Inc.	7,491	127,572
Schlumberger, Ltd.	148	12,960
Stone Energy Corp.*	1	31
Tesoro Corp.	1	52
Valero Energy Corp.	75	3,832
Western Refining, Inc.	6,476	253,276

		772,689

Food & Staples Retailing — 0.8%
CVS Caremark Corp.	2,466	166,998
Kroger Co. (The)	14	505
Safeway, Inc.	3,343	104,435
SUPERVALU, Inc.*	19,688	113,797
Sysco Corp.	4	140
Walgreen Co.	1	57
Wal-Mart Stores, Inc.	1,260	94,097
Weis Markets, Inc.	1	49

		480,078

Food, Beverage & Tobacco — 5.8%
Altria Group, Inc.	7,885	277,710
Archer-Daniels-Midland Co.	4,351	171,777
B&G Foods, Inc.	1	33
Bunge, Ltd.	2,074	157,126
Campbell Soup Co.	1	41
Coca-Cola Co. (The)	1,353	51,170
Coca-Cola Enterprises, Inc.	1,593	68,961
Cott Corp.	1,834	14,415
Darling International, Inc.*	2	39
Dean Foods Co.*	7,964	125,831
Dr Pepper Snapple Group, Inc.	4,696	224,844
General Mills, Inc.	2,301	110,494
Green Mountain Coffee Roasters, Inc.	1,430	115,830
Hershey Co. (The)	4	398
Hillshire Brands Co. (The)	2,440	86,913
Hormel Foods Corp.	3	136
Ingredion, Inc.	2,165	134,880

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
J&J Snack Foods Corp.	6	$529
JM Smucker Co. (The)	585	56,388
Kellogg Co.	1,810	104,944
Kraft Foods Group, Inc.	3,264	170,870
Lancaster Colony Corp.	1,701	147,851
Lorillard, Inc.	5,386	265,099
McCormick & Co., Inc., non-voting shares	4	257
Mead Johnson Nutrition Co.	1	77
Monster Beverage Corp.*	1	68
PepsiCo, Inc.	1,697	136,371
Philip Morris International, Inc.	3,580	279,741
Pilgrim’s Pride Corp.*	13,068	218,628
Pinnacle Foods, Inc.	325	8,775
Reynolds American, Inc.	4,849	235,176
Sanderson Farms, Inc.	3,466	257,697
Tyson Foods, Inc., Class A	3,899	145,823
Vector Group, Ltd.	5,211	93,068
WhiteWave Foods Co., Class A*	578	13,993

		3,675,953

Health Care Equipment & Services — 9.0%
Aetna, Inc.	2	137
Air Methods Corp.*	840	43,201
Align Technology, Inc.*	2	119
AmerisourceBergen Corp.	1	67
Amn Healthcare Services, Inc.*	1,693	25,581
ArthroCare Corp.*	1	45
Becton Dickinson & Co.	1	108
Cardinal Health, Inc.	3,604	245,144
CareFusion Corp.*	3,570	145,549
Centene Corp.*	1	61
Chemed Corp.	3,118	246,073
Cigna Corp.	4	345
Covidien PLC (Ireland)	1,637	111,709
CR Bard, Inc.	1,235	160,044
Cyberonics, Inc.*	73	4,876
DaVita HealthCare Partners, Inc.*	2,542	165,052
Edwards Lifesciences Corp.*	513	33,407
Ensign Group, Inc. (The)	225	9,431
Express Scripts Holding Co.*	1	75
Globus Medical, Inc., Class A*	7,524	176,062
Hanger, Inc.*	2,941	99,435
HCA Holdings, Inc.*	242	12,165
HD Supply Holdings, Inc.*	11	236

See accompanying Notes to the Quarterly Portfolio of Investments.

5

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Health Net, Inc.*	4,275	$140,605
HealthSouth Corp.	3,308	102,945
Henry Schein, Inc.*	1	115
Hill-Rom Holdings, Inc.	2,135	77,436
Hologic, Inc.*	14	299
Humana, Inc.	2,376	231,185
ICU Medical, Inc.*	174	11,225
IDEXX Laboratories, Inc.*	9	1,028
Intuitive Surgical, Inc.*	1	408
IPC The Hospitalist Co., Inc.*	1,136	60,640
Kindred Healthcare, Inc.	2,353	44,566
Laboratory Corp. of America Holdings*	2,270	203,914
LifePoint Hospitals, Inc.*	1,335	70,768
Magellan Health Services, Inc.*	2,461	147,242
Masimo Corp.*	4,327	126,565
McKesson Corp.	1,281	223,419
MEDNAX, Inc.*	5,840	324,938
Medtronic, Inc.	2,682	151,694
Molina Healthcare, Inc.*	2	71
Natus Medical, Inc.*	2,219	57,450
Omnicare, Inc.	1,617	100,998
Owens & Minor, Inc.	3,081	106,726
Patterson Cos., Inc.	1	40
PharMerica Corp.*	1,405	34,198
Premier, Inc., Class A*	3	104
Quality Systems, Inc.	1,040	19,146
Quest Diagnostics, Inc.	5,454	286,335
ResMed, Inc.	3,815	166,372
Select Medical Holdings Corp.	17,361	187,499
Sirona Dental Systems, Inc.*	1	72
St Jude Medical, Inc.	1	61
Stryker Corp.	2,154	167,150
Team Health Holdings, Inc.*	3,194	137,853
Thoratec Corp.*	1,437	50,209
UnitedHealth Group, Inc.	3,059	221,105
Universal Health Services, Inc., Class B	990	81,200
Varian Medical Systems, Inc.*	2,035	165,466
VCA Antech, Inc.*	3,283	104,859
WellCare Health Plans, Inc.*	3,477	226,387
WellPoint, Inc.	2,652	228,072
Zimmer Holdings, Inc.	4	376

		5,739,663

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 1.6%
Avon Products, Inc.	1,211	$18,032
Church & Dwight Co., Inc.	1	65
Clorox Co. (The)	831	73,352
Colgate-Palmolive Co.	1	61
Coty, Inc.	62	836
Energizer Holdings, Inc.	2,277	215,176
Estee Lauder Cos., Inc. (The), Class A	4	275
Helen of Troy, Ltd. (Bermuda)*	245	13,485
Inter Parfums, Inc.	506	16,465
Jarden Corp.*	20	1,209
Kimberly-Clark Corp.	421	46,045
Prestige Brands Holdings, Inc.*	9,423	285,140
Procter & Gamble Co. (The)	1,450	111,099
Revlon, Inc., Class A*	5,914	138,861
Spectrum Brands Holdings, Inc.	1,293	97,298

		1,017,399

Insurance — 3.6%
ACE, Ltd. (Switzerland)	6	563
Aflac, Inc.	3,215	201,838
Allstate Corp. (The)	3	154
American Equity Investment Life Holding Co.	11	241
American International Group, Inc.	1	48
American National Insurance Co.	552	57,407
Amtrust Financial Services, Inc.	5,072	163,724
Aspen Insurance Holdings, Ltd. (Bermuda)	3	117
Assurant, Inc.	2	131
Assured Guaranty, Ltd. (Bermuda)	2,619	55,392
Axis Capital Holdings, Ltd. (Bermuda)	1	45
Berkshire Hathaway Inc., Class B*	1	112
Brown & Brown, Inc.	2	63
Chubb Corp. (The)	1	85
Cincinnati Financial Corp.	2	97
CNA Financial Corp.	3	118
CNO Financial Group, Inc.	17	288
Endurance Specialty Holdings, Ltd. (Bermuda)	3	157
Erie Indemnity Co., Class A	1,463	102,659
Everest Re Group, Ltd. (Bermuda)	1,608	232,774
Fidelity National Financial, Inc., Class A	2	69
First American Financial Corp.	9,005	233,410

See accompanying Notes to the Quarterly Portfolio of Investments.

6

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Genworth Financial, Inc., Class A*	2	$30
Hanover Insurance Group, Inc. (The)	3	167
HCC Insurance Holdings, Inc.	1,239	53,165
Hilltop Holdings, Inc.*	46	1,094
ING US, Inc.	6,131	207,044
Kemper Corp.	2	74
Lincoln National Corp.	5,271	253,166
Loews Corp.	1	45
Marsh & McLennan Cos., Inc.	848	38,762
MBIA, Inc.*	3,207	35,085
Montpelier Re Holdings, Ltd. (Bermuda)*	2	56
Old Republic International Corp.	4	62
Platinum Underwriters Holdings, Ltd. (Bermuda)	3,264	185,526
Primerica, Inc.	6	253
Principal Financial Group, Inc.	1	44
ProAssurance Corp.	2	93
Progressive Corp. (The)	2	46
Protective Life Corp.	4	196
Reinsurance Group of America, Inc.	1,991	148,668
RenaissanceRe Holdings, Ltd. (Bermuda)	4	363
RLI Corp.	1	42
Selective Insurance Group, Inc.	24	564
StanCorp Financial Group, Inc.	18	1,156
Symetra Financial Corp.	2	38
Third Point Reinsurance (Bermuda)*	4	64
Torchmark Corp.	1	75
Travelers Cos., Inc. (The)	2	163
Unum Group	6,259	201,540
Validus Holdings, Ltd. (Bermuda)	2	72
WR Berkley Corp.	6	233
XL Group PLC (Ireland)	3,296	94,727

		2,272,105

Materials — 1.5%
Albemarle Corp.	11	706
Ball Corp.	531	27,182
Bemis Co., Inc.	51	1,964
Celanese Corp.	17	861
CF Industries Holdings, Inc.	1,080	249,329
Cytec Industries, Inc.	18	1,619
Dow Chemical Co. (The)	18	819
Eastman Chemical Co.	34	2,651

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Greif, Inc., Class A	35	$1,772
H.B. Fuller Co.	17	792
International Flavors & Fragrances, Inc.	308	26,697
International Paper Co.	22	1,050
Kaiser Aluminum Corp.	321	22,409
Louisiana-Pacific Corp.*	2	35
Minerals Technologies, Inc.	351	18,140
Monsanto Co.	1	107
NewMarket Corp.	371	124,233
Olin Corp.	5,806	149,272
Owens-Illinois, Inc.*	1,115	35,725
Packaging Corp. of America	142	9,173
PPG Industries, Inc.	1	182
Rock-Tenn Co., Class A	16	1,624
RPM International, Inc.	2	79
Schweitzer-Mauduit International, Inc.	2,675	123,398
Scotts Miracle-Gro Co. (The), Class A	1,571	93,302
Sealed Air Corp.	79	2,464
Sherwin-Williams Co. (The)	1	183
Sigma-Aldrich Corp.	21	1,952
Silgan Holdings, Inc.	22	1,008
Sonoco Products Co.	387	16,014
Southern Copper Corp.	2	56
Valspar Corp. (The)	997	70,069
Westlake Chemical Corp.	1	122
WR Grace & Co.*	2	189

		985,178

Media — 4.0%
AMC Networks, Inc., Class A*	1	64
CBS Corp., Class B, non-voting shares	2,856	167,704
Cinemark Holdings, Inc.	2	59
Comcast Corp., Class A	1,407	76,611
Cumulus Media, Inc., Class A*	7,522	50,322
DIRECTV*	2,017	140,040
Discovery Communications, Inc., Class A*	1	80
DISH Network Corp., Class A*	1,190	67,092
Gannett Co., Inc.	7,728	212,752
Graham Holdings Co., Class B	1	626
Interpublic Group of Cos., Inc. (The)	7,527	122,841
John Wiley & Sons, Inc., Class A	1,717	92,958

See accompanying Notes to the Quarterly Portfolio of Investments.

7

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Liberty Media Corp., Class A*	1	$132
Loral Space & Communications, Inc.*	291	21,636
Meredith Corp.	5,231	239,475
Morningstar, Inc.	592	45,702
National CineMedia, Inc.	489	9,135
New York Times Co. (The), Class A	5,304	74,999
News Corp., Class A*	10,094	161,100
Nielsen Holdings NV (Netherlands)*	1	42
Omnicom Group, Inc.	1	73
Regal Entertainment Group, Class A	3	58
Scholastic Corp.	708	23,357
Scripps Networks Interactive, Inc., Class A	420	30,458
Shutterstock, Inc.*	35	2,821
Sinclair Broadcast Group, Inc., Class A	7,200	226,224
Sirius XM Holdings, Inc.*	7	25
Starz., Class A*	9,897	276,918
Time Warner Cable, Inc.	423	56,373
Time Warner, Inc.	2,342	147,148
Twenty-First Century Fox, Inc., Class A	1,151	36,625
Valassis Communications, Inc.*	6,833	232,322
Viacom, Inc., Class B	392	32,183

		2,547,955

Pharmaceuticals, Biotechnology & Life Sciences — 3.9%
AbbVie, Inc.	3,942	194,065
Actavis PLC (Ireland)*	773	146,082
Agilent Technologies, Inc.	1	58
Alexion Pharmaceuticals, Inc.*	1	159
Allergan, Inc.	1,057	121,132
Amgen, Inc.	1,090	129,656
Biogen Idec, Inc.*	1	313
Celgene Corp.*	1	152
Eli Lilly & Co.	2	108
Endo Health Solutions, Inc.*	5,519	363,592
FEI Co.	19	1,781
Gilead Sciences, Inc.*	34	2,742
Incyte Corp., Ltd.*	59	3,866
Jazz Pharmaceuticals PLC (Ireland)*	44	6,673
Johnson & Johnson	1,471	130,139
Life Technologies Corp.*	18	1,369
Medicines Co. (The)*	1	35
Merck & Co., Inc.	1	53

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Mylan, Inc.*	1,126	$51,132
Myriad Genetics, Inc.*	10,641	294,011
PDL BioPharma, Inc.	37,758	343,598
Pfizer, Inc.	6,775	205,960
Questcor Pharmaceuticals, Inc.	1,275	85,438
Quintiles Transnational Holdings, Inc.*	2	95
Salix Pharmaceuticals, Ltd.*	17	1,655
Techne Corp.	983	89,325
United Therapeutics Corp.*	2,902	297,803
Waters Corp.*	1	108

		2,471,100

Real Estate — 0.1%
Alexander & Baldwin, Inc.	1	39
American Homes 4 Rent, Class A	7	117
Brandywine Realty Trust REIT	7	100
BRE Properties, Inc. REIT	1	59
Brixmor Property Group, Inc.	5	103
Capstead Mortgage Corp. REIT	9	114
Chambers Street Properties. REIT	15	116
Cole Real Estate Investment, Inc. REIT	57	864
CommonWealth REIT	4	98
Cousins Properties, Inc.	25	269
DDR Corp. REIT	5	78
EastGroup Properties, Inc. REIT	1	59
Federal Realty Investment Trust REIT	1	109
HCP, Inc. REIT	4	157
Health Care, Inc. REIT	1	58
Host Hotels & Resorts, Inc. REIT	4	74
Jones Lang LaSalle, Inc.	509	58,158
Kimco Realty Corp. REIT	8	167
MFA Financial, Inc. REIT	18	131
National Health Investors, Inc. REIT	3	189
National Retail Properties, Inc. REIT	5	165
New Residential Investment Corp.	6	38
Omega Healthcare Investors, Inc. REIT	6	192
Parkway Properties, Inc. Md. REIT	2	35
Pennsylvania Real Estate Investment Trust	5	93
PS Business Parks, Inc. REIT	1	79
Public Storage REIT	1	158

See accompanying Notes to the Quarterly Portfolio of Investments.

8

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Taubman Centers, Inc. REIT	1	$65
UDR, Inc. REIT	4	97
Vornado Realty Trust REIT	1	92
Weingarten Realty Investors REIT	5	145
Weyerhaeuser Co. REIT	6	179

		62,397

Retailing — 6.5%
Aaron’s, Inc.*	3	81
Advance Auto Parts, Inc.	1,603	184,040
American Eagle Outfitters, Inc.	2,218	30,010
ANN, Inc.*	16	517
Asbury Automotive Group, Inc.*	21	987
Ascena Retail Group, Inc.*	1,851	34,725
AutoNation, Inc.*	2	99
AutoZone, Inc.*	1	495
Bed Bath & Beyond, Inc.*	2,069	132,106
Best Buy Co., Inc.	9,292	218,734
Big Lots, Inc.*	186	4,983
Brown Shoe Co., Inc.	1,173	27,777
Buckle, Inc. (The)	6,089	269,864
Burlington Stores, Inc.*	1,019	26,066
Cato Corp. (The), Class A	561	15,686
Chico’s FAS, Inc.	15	249
Children’s Place Retail Stores, Inc. (The)*	984	51,827
CST Brands, Inc.	16	511
Dick’s Sporting Goods, Inc.	1	52
Dillard’s, Inc., Class A	90	7,857
Dollar General Corp.*	2,105	118,554
Dollar Tree, Inc.*	658	33,242
DSW, Inc., Class A	4,339	163,363
Expedia, Inc.	1	65
Express, Inc.*	12,084	209,295
Family Dollar Stores, Inc.	3	185
Finish Line, Inc. (The), Class A	1	26
Foot Locker, Inc.	4,542	175,321
GameStop Corp., Class A	4,703	164,934
Gap, Inc. (The)	3,537	134,689
Genesco, Inc.*	1	70
Genuine Parts Co.	1	82
GNC Holdings, Inc., Class A	3,793	193,860
Group 1 Automotive, Inc.	446	27,264
Guess?, Inc.	3,466	97,221
Hibbett Sports, Inc.*	684	41,047

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Home Depot, Inc. (The)	1,646	$126,495
HSN, Inc.	3,532	193,448
Jos A Bank Clothiers, Inc.*	1,383	77,752
Kohl’s Corp.	1,035	52,402
L Brands, Inc.	2,819	147,603
Lithia Motors, Inc., Class A	830	46,721
Lowe’s Cos., Inc.	430	19,905
Macy’s, Inc.	3	160
Men’s Wearhouse, Inc. (The)	4	192
Murphy USA, Inc.*	1,448	56,096
Nordstrom, Inc.	329	18,901
O’Reilly Automotive, Inc.*	1	131
Panera Bread Co., Class A*	1	169
PetSmart, Inc.	4,144	261,072
Pier 1 Imports, Inc.	3,340	63,827
priceline.com, Inc.*	1	1,145
RetailMeNot, Inc.*	1	35
Ross Stores, Inc.	1	68
Sally Beauty Holdings, Inc.*	3	85
Select Comfort Corp.*	4,535	74,238
Signet Jewelers, Ltd. (Bermuda)	32	2,546
Staples, Inc.	7,663	100,845
Target Corp.	1	57
Tiffany & Co.	893	74,289
TJX Cos., Inc.	2,907	166,746
TripAdvisor, Inc.*	1	77
Urban Outfitters, Inc.*	5,117	183,291
Vitamin Shoppe, Inc.*	1	45
Williams-Sonoma, Inc.	1,320	71,966
World Fuel Services Corp.	84	3,588

		4,109,779

Semiconductors & Semiconductor Equipment — 2.8%
Altera Corp.	1	33
Amkor Technology, Inc.*	5,707	30,247
Analog Devices, Inc.	20	965
Broadcom Corp., Class A	3	89
Cabot Microelectronics Corp.*	3,506	141,362
Cirrus Logic, Inc.*	11,122	194,746
Entegris, Inc.*	4	42
Fairchild Semiconductor International, Inc.*	4,994	63,723
First Solar, Inc.*	3,835	193,974
Freescale Semiconductor Ltd.*	6,362	115,343
Hittite Microwave Corp.*	5	287

See accompanying Notes to the Quarterly Portfolio of Investments.

9

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Intel Corp.	4,959	$121,694
Intersil Corp., Class A	5,594	63,436
KLA-Tencor Corp.	5,169	317,738
Lattice Semiconductor Corp.*	3,454	19,964
Linear Technology Corp.	828	36,879
Maxim Integrated Products, Inc.	1	30
MKS Instruments, Inc.	1,500	45,195
NVIDIA Corp.	4,065	63,820
OmniVision Technologies, Inc.*	3,208	49,371
Skyworks Solutions, Inc.*	5,049	152,732
Teradyne, Inc.*	3	56
Texas Instruments, Inc.	1,848	78,355
Xilinx, Inc.	2,497	115,911

		1,805,992

Software & Services — 11.0%
Accenture PLC., Class A (Ireland)	1,923	153,609
ACI Worldwide, Inc.*	179	10,849
Activision Blizzard, Inc.	14,635	250,698
Acxiom Corp.*	99	3,560
Advent Software, Inc.	1	33
Akamai Technologies, Inc.*	1	48
Amdocs Ltd. (Channel Islands)	5,497	237,800
ANSYS, Inc.*	3	236
AOL, Inc.*	4,009	184,735
Aspen Technology, Inc.*	48	2,187
Autodesk, Inc.*	1	51
Automatic Data Processing, Inc.	1	77
Bankrate, Inc.*	135	2,240
Blackbaud, Inc.	1	34
Booz Allen Hamilton Holding Corp.	15,456	282,536
Broadridge Financial Solutions, Inc.	5,029	182,502
CA, Inc.	8,520	273,322
CACI International, Inc., Class A*	2,011	148,854
Cadence Design Systems, Inc.*	6	85
Cognizant Technology Solutions Corp., Class A*	1,246	120,762
Computer Sciences Corp.	3,241	195,789
Compuware Corp.	3,280	33,259
Comverse, Inc.*	211	7,604
Convergys Corp	3	61
CoreLogic, Inc.*	5,380	171,353
DST Systems, Inc.	597	54,327
eBay, Inc.*	227	12,076
Euronet Worldwide, Inc.*	3	129

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
ExlService Holdings, Inc.*	1,243	$31,261
FactSet Research Systems, Inc.	953	100,799
Fair Isaac Corp.	3,025	164,439
Fidelity National Information Services, Inc.	1	51
Fiserv, Inc.*	1,014	56,835
FleetCor Technologies, Inc.*	2	213
Fortinet, Inc.*	1	21
Gartner, Inc.*	1	70
Genpact, Ltd. (Bermuda)*	8,898	150,999
Global Payments, Inc.	3,610	238,585
Google, Inc., Class A*	1	1,181
Heartland Payment Systems, Inc.	3,470	149,592
IAC/InterActiveCorp.	3,807	266,642
iGATE Corp.*	6,857	231,424
Informatica Corp.*	2	81
International Business Machines Corp.	1	177
Intuit, Inc.	2,054	150,456
j2 Global, Inc.	2,971	134,735
Jack Henry & Associates, Inc.	2	112
Leidos Holdings, Inc.	973	44,116
Liquidity Services, Inc.*	386	9,175
Manhattan Associates, Inc.*	1	34
ManTech International Corp., Class A	5,557	161,709
MasterCard, Inc., Class A	1	76
MAXIMUS, Inc.	1	42
Mentor Graphics Corp.	3,336	69,389
MICROS Systems, Inc.*	2,907	161,426
Microsoft Corp.	6,754	255,639
MicroStrategy, Inc., Class A*	115	14,456
MoneyGram International, Inc.*	10	185
Netscout Systems, Inc.*	5,502	194,331
NeuStar, Inc., Class A*	3,328	112,786
NIC, Inc.	78	1,696
OpenTable, Inc.*	13	979
Oracle Corp.	6,847	252,654
Paychex, Inc.	3,292	137,671
Pegasystems, Inc.	604	27,446
Progress Software Corp.*	3,400	82,177
PTC, Inc.*	9	321
Red Hat, Inc.*	1	56
Sapient Corp.*	2,325	37,270

See accompanying Notes to the Quarterly Portfolio of Investments.

10

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Science Applications International Corp.	4,639	$171,689
SolarWinds, Inc.*	1	40
Solera Holdings, Inc.	1	67
SS&C Technologies Holdings, Inc.*	5	194
Symantec Corp.	12,192	261,031
Synopsys, Inc.*	1	40
Syntel, Inc.	2,889	243,398
Take-Two Interactive Software, Inc.*	3	58
TeleTech Holdings, Inc.*	5,027	109,689
Teradata Corp.*	3,977	163,534
ValueClick, Inc.*	12,085	259,828
Vantiv, Inc., Class A*	1	30
Verint Systems, Inc.*	1	45
VeriSign, Inc.*	736	43,239
Virtusa Corp.*	244	8,364
Visa, Inc., Class A	1	215
VMware, Inc., Class A*	14	1,262
Western Union Co. (The)	11,206	172,572

		7,005,418

Technology Hardware & Equipment — 7.3%
Amphenol Corp., Class A	1	87
Anixter International, Inc.	772	67,720
Apple, Inc.	663	331,898
Arrow Electronics, Inc.*	1	51
Avnet, Inc.	1	41
AVX Corp.	1,209	15,620
Benchmark Electronics, Inc.*	893	20,298
Brocade Communications Systems, Inc.*	28,384	265,107
CDW Corp.	6,588	155,938
Cisco Systems, Inc.	6,896	151,091
Commscope Holding Co., Inc.*	3	54
Dolby Laboratories, Inc., Class A*	3,119	127,848
EMC Corp.	11,374	275,706
F5 Networks, Inc.*	2,210	236,470
FARO Technologies, Inc.*	67	3,465
FLIR Systems, Inc.	73	2,316
Harris Corp.	3,933	272,714
Hewlett-Packard Co.	10,707	310,503
Ingram Micro, Inc., Class A*	1	25
Insight Enterprises, Inc.*	950	20,045
InterDigital, Inc.	6,248	179,630
InvenSense, Inc.*	5,560	109,476

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
IPG Photonics Corp.*	40	$2,675
Jabil Circuit, Inc.	2	36
Juniper Networks, Inc.*	2,162	57,531
Lexmark International, Inc., Class A	3,879	152,018
Littelfuse, Inc.	1	90
Motorola Solutions, Inc.	2,158	137,680
NetApp, Inc.	925	39,164
NETGEAR, Inc.*	2,235	71,319
Newport Corp.*	2,868	52,026
Plantronics, Inc.	2	86
Plexus Corp.*	907	35,464
QLogic Corp.*	11,813	136,676
QUALCOMM, Inc.	3,597	266,969
Rofin-Sinar Technologies, Inc.*	632	14,599
Rogers Corp.*	712	43,218
SanDisk Corp.	4,638	322,573
Sanmina Corp.*	4,622	77,280
Scansource, Inc.*	1,762	66,145
Seagate Technology PLC (Ireland)	2	106
Synaptics, Inc.*	2,776	162,007
SYNNEX Corp.*	1	56
TE Connectivity, Ltd. (Switzerland)	33	1,865
Ubiquiti Networks, Inc.*	2	82
Vishay Intertechnology, Inc.*	4	54
Western Digital Corp.	3,038	261,784
Xerox Corp.	12	130
Zebra Technologies Corp., Class A*	2,934	161,253

		4,608,989

Telecommunication Services — 0.9%
AT&T, Inc.	4,682	156,004
Atlantic Tele-Network, Inc.	271	15,786
CenturyLink, Inc.	1,172	33,824
Frontier Communications Corp.	30,917	145,310
Verizon Communications, Inc.	3,429	164,661
Windstream Holdings, Inc.	7,560	56,549

		572,134

Transportation — 0.9%
Alaska Air Group, Inc.	11	870
Allegiant Travel Co.	31	2,823
AMERCO	2	445
American Airlines Group, Inc.*	5	168
C.H. Robinson Worldwide, Inc.	2	117
CSX Corp.	509	13,697

See accompanying Notes to the Quarterly Portfolio of Investments.

11

FORMULA INVESTING FUNDS

Formula Investing U.S. Value 1000 Fund

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Delta Air Lines, Inc.	3	$92
Expeditors International of Washington, Inc.	3,468	141,702
FedEx Corp.	8	1,067
Heartland Express, Inc.	3,676	77,417
Hertz Global Holdings, Inc.*	3	78
Hub Group, Inc., Class A*	53	2,197
Kirby Corp.*	572	57,080
Knight Transportation, Inc.	54	1,153
Landstar System, Inc.	977	56,119
Matson, Inc.	854	20,436
Norfolk Southern Corp.	1,302	120,552
Spirit Airlines, Inc.*	1	47
Swift Transportation Co.*	1	22
Union Pacific Corp.	192	33,454
United Parcel Service, Inc., Class B	465	44,282
Werner Enterprises, Inc.	89	2,319

		576,137

Utilities — 0.0%
AES Corp.	11	155
Edison International	32	1,541
Exelon Corp.	1	29
Hawaiian Electric Industries, Inc.	3	78
Pinnacle West Capital Corp.	1	53
Public Service Enterprise Group, Inc.	1	33
Southern Co. (The)	4	165

		2,054

TOTAL COMMON STOCKS (Cost $48,838,946)		60,255,018

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 4.4%
SPDR S&P 500 ETF Trust	15,639	$2,786,557

TOTAL EXCHANGE TRADED FUNDS (Cost $2,812,818)		2,786,557

TOTAL INVESTMENTS - 99.2% (Cost $51,651,764)**		$63,041,575

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		513,899

NET ASSETS -100.0%		$63,555,474

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost.	$51,651,764

Gross unrealized appreciation	$11,668,938
Gross unrealized depreciation	(279,127)

Net unrealized appreciation	$11,389,811

REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

12

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.5%
Automobiles & Components — 1.2%
Dana Holding Corp.	14,882	$281,567
Drew Industries, Inc.	1,948	93,679
General Motors Co.*	3,142	113,363
Gentex Corp.	31,432	1,018,082
Goodyear Tire & Rubber Co. (The)	29,211	691,132
Johnson Controls, Inc.	6,869	316,798
Lear Corp.	2,088	151,025
Standard Motor Products, Inc.	147	4,808
Tenneco, Inc.*	18,447	1,048,527

		3,718,981

Capital Goods — 16.1%
3M Co.	3,371	432,128
AAON, Inc.	1	30
AAR Corp.	4,948	131,864
AECOM Technology Corp.*	17,005	487,533
AGCO Corp.	10,327	550,739
Altra Industrial Motion Corp.	2,050	64,288
AMETEK, Inc.	12	593
Applied Industrial Technologies, Inc.	2	101
Barnes Group, Inc.	13	487
Briggs & Stratton Corp.	10,244	215,841
Carlisle Cos., Inc.	3,100	231,043
Caterpillar, Inc.	5,087	477,720
CIRCOR International, Inc.	4,083	294,058
Crane Co.	391	24,696
Cummins, Inc.	1,442	183,105
Danaher Corp.	4,414	328,357
Donaldson Co., Inc.	7,117	293,647
Dover Corp.	4,843	419,210
DXP Enterprises, Inc.*	2,303	221,180
Emerson Electric Co.	10,844	715,053
EnerSys, Inc.	5,877	399,989
Exelis, Inc.	104,529	2,047,723
Federal Signal Corp.*	8,037	99,016
Flowserve Corp.	279	20,180
Fluor Corp.	77,415	5,880,443
Foster Wheeler AG (Switzerland)*	70,587	2,116,198
General Dynamics Corp.	44,738	4,532,407
Gorman-Rupp Co. (The)	583	18,557
IDEX Corp.	9,223	664,148
Illinois Tool Works, Inc.	7,299	575,672
Ingersoll-Rand PLC (Ireland)	208	12,228
Joy Global, Inc.	13,543	714,935
L-3 Communications Holdings, Inc.	100	11,107

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Lincoln Electric Holdings, Inc.	8,832	$611,174
Lockheed Martin Corp.	34,420	5,194,322
Masco Corp.	24,725	523,181
Meritor, Inc.*	89	977
Moog, Inc., Class A*	3,186	191,351
MRC Global, Inc.*	27,685	772,965
Northrop Grumman Corp.	59,490	6,874,070
Oshkosh Corp.	44,621	2,415,781
Pall Corp.	6	481
Parker Hannifin Corp.	1,974	223,792
Pentair, Ltd.*	9,107	676,923
Polypore International, Inc.*	11,795	391,004
Precision Castparts Corp.	2,226	567,074
Quanta Services, Inc.*	405	12,624
Raytheon Co.	75,424	7,170,560
Rockwell Automation, Inc.	3,990	458,212
Roper Industries, Inc.	11	1,510
Simpson Manufacturing Co., Inc.	1,926	62,788
Spirit Aerosystems Holdings, Inc., Class A*	18,671	633,134
Standex International Corp.	860	48,917
Valmont Industries, Inc.	3,477	508,963
Watts Water Technologies, Inc., Class A	2,624	146,996
WESCO International, Inc.*	13,063	1,083,706
WW Grainger, Inc.	1,889	442,933

		51,177,714

Commercial & Professional Services — 6.4%
ACCO Brands Corp.*	25,119	145,941
Cintas Corp.	2,701	154,146
Deluxe Corp.	140,494	6,820,984
Dun & Bradstreet Corp. (The)	24,377	2,681,470
Exponent, Inc.	910	65,720
FTI Consulting, Inc.*	21,593	800,453
G & K Services, Inc., Class A	1,584	88,530
Herman Miller, Inc.	97	2,719
Insperity, Inc.	3,450	113,919
Knoll, Inc.	17	282
Manpowergroup, Inc.	3,772	293,839
Navigant Consulting, Inc.*	3,068	53,905
On Assignment, Inc.*	3,225	95,718
Pitney Bowes, Inc.	240,447	6,054,455
Republic Services, Inc.	7,232	231,641
Robert Half International, Inc.	4,268	178,317

See accompanying Notes to the Quarterly Portfolio of Investments.

13

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
RPX Corp.*	6,207	$100,678
RR Donnelley & Sons Co.	34,076	629,384
Steelcase, Inc., Class A	14,198	209,704
Towers Watson & Co., Class A	3,254	380,458
Tyco International, Ltd. (Switzerland)	1,026	41,543
UniFirst Corp.	1,167	123,469
Waste Management, Inc.	4,671	195,154
West Corp.	43,633	1,008,795

		20,471,224

Consumer Durables & Apparel — 5.8%
Coach, Inc.	31,244	1,496,275
Columbia Sportswear Co.	2,406	178,886
Crocs, Inc.*	2,921	44,837
Deckers Outdoor Corp.*	3,395	264,640
Ethan Allen Interiors, Inc.	5,802	146,442
Fossil Group, Inc.*	5,895	659,238
Garmin, Ltd. (Switzerland)	56,812	2,559,381
Hasbro, Inc.	20,395	1,001,802
La-Z-Boy, Inc.	7,062	190,109
Leggett & Platt, Inc.	3,588	107,712
Smith & Wesson Holding Corp.*	4,421	57,871
Steven Madden, Ltd.*	89,911	2,930,199
Sturm Ruger & Co., Inc.	87,609	6,673,178
Tupperware Brands Corp.	16,963	1,329,221
VF Corp.	20	1,169
Whirlpool Corp.	7,130	950,429

		18,591,389

Consumer Services — 3.6%
American Public Education, Inc.*	981	41,526
Apollo Education Group, Inc.*	148,573	4,797,422
Bally Technologies, Inc.*	9,599	703,799
Capella Education Co.	1	62
International Game Technology	1,378	19,885
Interval Leisure Group, Inc.	76,624	2,022,874
McDonald’s Corp.	2,575	242,488
Service Corp. International	3,440	60,888
Six Flags Entertainment Corp.	13,773	494,313
Sonic Corp.*	5	89
Speedway Motorsports, Inc.	667	12,780
Weight Watchers International, Inc.(a)	116,294	3,143,427

		11,539,553

Diversified Financials — 0.2%
McGraw-Hill Financial, Inc.	6,835	519,733

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — 0.6%
Safeway, Inc.	21,057	$657,821
SUPERVALU, Inc.*	108,229	625,564
Wal-Mart Stores, Inc.	6,680	498,862

		1,782,247

Food, Beverage & Tobacco — 8.3%
Altria Group, Inc.	72,348	2,548,097
Archer-Daniels-Midland Co.	25,370	1,001,608
Bunge, Ltd.	13,025	986,774
Coca-Cola Co. (The)	67	2,534
Cott Corp.	9,166	72,045
Dean Foods Co.*	43,441	686,368
Dr Pepper Snapple Group, Inc.	29,860	1,429,697
General Mills, Inc.	1,203	57,768
Green Mountain Coffee Roasters, Inc.	1,932	156,492
Hillshire Brands Co. (The)	40	1,425
Ingredion, Inc.	12,476	777,255
Kellogg Co.	1,625	94,218
Kraft Foods Group, Inc.	6,064	317,450
Lancaster Colony Corp.	2,859	248,504
Lorillard, Inc.	119,304	5,872,143
PepsiCo, Inc.	6,445	517,920
Philip Morris International, Inc.	37,428	2,924,624
Pilgrim’s Pride Corp.*	41,298	690,916
Reynolds American, Inc.	66,534	3,226,899
Sanderson Farms, Inc.	12,366	919,412
Tyson Foods, Inc., Class A	22,137	827,924
Vector Group, Ltd.	176,830	3,158,184

		26,518,257

Health Care Equipment & Services — 9.4%
Air Methods Corp.*	5,161	265,430
AMN Healthcare Services, Inc.*	8,461	127,846
Cardinal Health, Inc.	39,329	2,675,159
Chemed Corp.	78,699	6,210,925
CR Bard, Inc.	7,112	921,644
DaVita HealthCare Partners, Inc.*	2,790	181,155
Edwards Lifesciences Corp.*	2	130
Ensign Group, Inc. (The)	3,524	147,726
Globus Medical, Inc., Class A*	6	140
Hanger, Inc.*	10,726	362,646
Hill-Rom Holdings, Inc.	295	10,700
Hologic, Inc.*	5,775	123,354
ICU Medical, Inc.*	394	25,417
IPC The Hospitalist Co., Inc.*	3,967	211,758

See accompanying Notes to the Quarterly Portfolio of Investments.

14

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Kindred Healthcare, Inc.	4,506	$85,344
Laboratory Corp. of America Holdings*	12,286	1,103,651
LifePoint Hospitals, Inc.*	3,465	183,680
McKesson Corp.	18,501	3,226,759
MEDNAX, Inc.*	64,052	3,563,853
Medtronic, Inc.	39,939	2,258,950
Natus Medical, Inc.*	15,419	399,198
Owens & Minor, Inc.	7,990	276,774
PharMerica Corp.*	7,034	171,208
Quality Systems, Inc.	7	129
Quest Diagnostics, Inc.	61,557	3,231,742
ResMed, Inc.	16,589	723,446
Select Medical Holdings Corp.	85,053	918,572
Team Health Holdings, Inc.*	16,627	717,621
Universal Health Services, Inc., Class B	3,473	284,855
Varian Medical Systems, Inc.*	16,999	1,382,189

		29,792,001

Household & Personal Products — 1.9%
Avon Products, Inc.	50,164	746,942
Energizer Holdings, Inc.	7,843	741,164
Inter Parfums, Inc.	2,528	82,261
Kimberly-Clark Corp.	3	328
Prestige Brands Holdings, Inc.*	109,773	3,321,733
Procter & Gamble Co. (The)	4,062	311,230
Revlon, Inc., Class A*	29,694	697,215
Spectrum Brands Holdings, Inc.	4,158	312,890

		6,213,763

Media — 4.5%
Cumulus Media, Inc., Class A*	27,278	182,490
Gannett Co., Inc.	58,862	1,620,471
Interpublic Group of Cos., Inc. (The)	9,685	158,059
John Wiley & Sons, Inc., Class A	10,972	594,024
Loral Space & Communications, Inc.*	1,367	101,636
Meredith Corp.	46,356	2,122,178
Morningstar, Inc.	4,838	373,494
National CineMedia, Inc.	11	205
News Corp., Class A*	62,050	990,318
Omnicom Group, Inc.	2	145
Scholastic Corp.	3,727	122,954
Scripps Networks Interactive, Inc., Class A	2	145
Starz., Class A*	84,170	2,355,077

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Time Warner, Inc.	429	$26,954
Twenty-First Century Fox, Inc., Class A	8	255
Valassis Communications, Inc.	163,116	5,545,944
Viacom, Inc., Class B	15	1,232

		14,195,581

Pharmaceuticals, Biotechnology & Life Sciences — 8.4%
AbbVie, Inc.	79,035	3,890,893
Endo Health Solutions, Inc.*	33,845	2,229,709
Johnson & Johnson	3,722	329,285
Myriad Genetics, Inc.*(a)	215,094	5,943,047
PDL BioPharma, Inc.(a)	746,165	6,790,102
Pfizer, Inc.	22,990	698,896
Questcor Pharmaceuticals, Inc	21	1,407
United Therapeutics Corp.*	67,231	6,899,245

		26,782,584

Retailing — 7.2%
Ascena Retail Group, Inc.*	2,628	49,301
Bed Bath & Beyond, Inc.*	4,385	279,982
Best Buy Co., Inc.	34,622	815,002
Big Lots, Inc.*	27,176	728,045
Brown Shoe Co., Inc.	6,022	142,601
Buckle, Inc. (The)	95,332	4,225,114
Burlington Stores, Inc.*	21	537
Cato Corp. (The), Class A	2,806	78,456
Dollar General Corp.*	2,520	141,926
DSW, Inc., Class A	13,063	491,822
Express, Inc.*	98,713	1,709,709
Foot Locker, Inc.	11,766	454,168
GameStop Corp., Class A	111,780	3,920,125
Gap, Inc. (The)	21,675	825,384
GNC Holdings, Inc., Class A	11,497	587,612
Guess?, Inc.	21,763	610,452
Home Depot, Inc. (The)	6,147	472,397
HSN, Inc.	6,831	374,134
Jos A Bank Clothiers, Inc.*	8,423	473,541
Kohl’s Corp.	1,680	85,058
L Brands, Inc.	14,358	751,785
Lithia Motors, Inc., Class A	36	2,026
Lowe’s Cos., Inc.	3	139
Murphy USA, Inc.*	7,649	296,322
PetSmart, Inc.	15,678	987,714
Pier 1 Imports, Inc.	55,107	1,053,095
Select Comfort Corp.*	69,159	1,132,133

See accompanying Notes to the Quarterly Portfolio of Investments.

15

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Staples, Inc.	52,054	$685,031
Tiffany & Co.	2,646	220,121
TJX Cos., Inc. (The)	11,733	673,005
Urban Outfitters, Inc.*	17,113	612,988

		22,879,725

Semiconductors & Semiconductor Equipment — 3.1%
Amkor Technology, Inc.*	44	233
Cabot Microelectronics Corp.*	6,118	246,678
Cirrus Logic, Inc.*	20,386	356,959
Fairchild Semiconductor International, Inc.*	28,009	357,395
First Solar, Inc.*	18,603	940,940
Freescale Semiconductor Ltd.*	25,539	463,022
Intel Corp.	12,056	295,854
Intersil Corp., Class A	31,973	362,574
KLA-Tencor Corp.	47,753	2,935,377
Lattice Semiconductor Corp.*	15,335	88,636
MKS Instruments, Inc.	7,599	228,958
NVIDIA Corp.	135,728	2,130,930
OmniVision Technologies, Inc.*	19,145	294,642
Skyworks Solutions, Inc.*	21,489	650,042
Texas Instruments, Inc.	7,592	321,901
Xilinx, Inc.	2,795	129,744

		9,803,885

Software & Services — 10.4%
Accenture PLC, Class A (Ireland)	577	46,091
ACI Worldwide, Inc.*	2,968	179,890
Activision Blizzard, Inc.	198,061	3,392,785
Acxiom Corp.*	1	37
Amdocs Ltd. (Channel Islands)	29,844	1,291,051
Booz Allen Hamilton Holding Corp.	136,927	2,503,026
Broadridge Financial Solutions, Inc.	8,591	311,767
CA, Inc.	67,079	2,151,894
CACI International, Inc., Class A*	1,898	140,490
Computer Sciences Corp.	12,538	757,421
Compuware Corp.	20	203
Comverse, Inc.*	1,155	41,626
CoreLogic, Inc.*	2,566	81,727
eBay, Inc.*	4,726	251,423
ExlService Holdings, Inc.*	6,214	156,282
FactSet Research Systems, Inc.	3,144	332,541
Genpact, Ltd. (Bermuda)*	24,626	417,903
IAC/InterActiveCorp	16,855	1,180,524
iGATE Corp.*	11,492	387,855

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines Corp.	2	$353
j2 Global, Inc.	16,423	744,783
Liquidity Services, Inc.*	14	333
ManTech International Corp., Class A	50,749	1,476,796
Mentor Graphics Corp.	16,659	346,507
MICROS Systems, Inc.*	15,110	839,058
Microsoft Corp.	69,406	2,627,017
MicroStrategy, Inc., Class A*	385	48,394
NeuStar, Inc., Class A*	4,193	142,101
Oracle Corp.	87,878	3,242,698
Paychex, Inc.	5,953	248,954
Pegasystems, Inc.	3,039	138,092
Progress Software Corp.*	5,729	138,470
Science Applications International Corp.	58,349	2,159,496
Symantec Corp.	47,633	1,019,823
Syntel, Inc.	7,282	613,508
Take-Two Interactive Software, Inc.*	10	192
TeleTech Holdings, Inc.*	3,634	79,294
Teradata Corp.*	3,347	137,629
ValueClick, Inc.*	153,866	3,308,119
Virtusa Corp.*	6,876	235,709
Western Union Co. (The)	118,170	1,819,818

		32,991,680

Technology Hardware & Equipment — 8.2%
Anixter International, Inc.	2,565	225,002
Apple, Inc.	7,779	3,894,167
AVX Corp.	5,070	65,504
Benchmark Electronics, Inc.*	4,464	101,467
Brocade Communications Systems, Inc.*	39,687	370,677
CDW Corp.	3,850	91,130
Cisco Systems, Inc.	6,824	149,514
Dolby Laboratories, Inc., Class A*	5	205
EMC Corp.	68,072	1,650,065
F5 Networks, Inc.*	18,979	2,030,753
FARO Technologies, Inc.*	1,799	93,044
Harris Corp.	36,593	2,537,359
Hewlett-Packard Co.	83,966	2,435,014
Insight Enterprises, Inc.*	4,749	100,204
InterDigital, Inc.	58,985	1,695,819
Lexmark International, Inc., Class A	21,503	842,703
NetApp, Inc.	96	4,065

See accompanying Notes to the Quarterly Portfolio of Investments.

16

FORMULA INVESTING FUNDS

Formula Investing U.S. Value Select Fund

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Newport Corp.*	9,501	$172,348
Plexus Corp.*	4,863	190,143
QLogic Corp.*	21,216	245,469
QUALCOMM, Inc.	27,770	2,061,089
Rofin-Sinar Technologies, Inc.*	3,160	72,996
Rogers Corp.*	5,037	305,746
SanDisk Corp	25,926	1,803,153
Sanmina Corp.*	33	552
Scansource, Inc.*	8,811	330,765
Seagate Technology PLC (Ireland)	64,809	3,425,804
Western Digital Corp.	11,301	973,807
Zebra Technologies Corp., Class A*	1,631	89,640

		25,958,204

Telecommunication Services — 0.9%
AT&T, Inc.	28,577	952,186
Atlantic Tele-Network, Inc.	1,701	99,083
CenturyLink, Inc.	562	16,219
Frontier Communications Corp.	185,890	873,683
Verizon Communications, Inc.	20,546	986,619
Windstream Holdings, Inc.	16,440	122,971

		3,050,761

Transportation — 0.3%
CSX Corp.	30	807
Expeditors International of Washington, Inc.	8,283	338,443
Kirby Corp.*	538	53,687
Matson, Inc.	4,268	102,133
Norfolk Southern Corp.	5,609	519,337
Union Pacific Corp.	14	2,439
United Parcel Service, Inc., Class B	1,300	123,799

		1,140,645

TOTAL COMMON STOCKS (Cost $246,982,572)		307,127,927

	Number of Shares	Value
EXCHANGE TRADED FUNDS — 3.1%
SPDR S&P 500 ETF Trust	54,652	$9,737,893

TOTAL EXCHANGE TRADED FUNDS (Cost $9,501,000)		9,737,893

SECURITIES LENDING COLLATERAL — 3.9%
BNY Mellon Securities Lending Overnight Fund	12,369,016	12,369,016

TOTAL SECURITIES LENDING COLLATERAL (Cost $12,369,016)		12,369,016

TOTAL INVESTMENTS - 103.5% (Cost $268,852,588)**		329,234,836

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%		(11,081,770)

NET ASSETS - 100.0%		$318,153,066

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost.	$268,852,588

Gross unrealized appreciation	$62,488,339
Gross unrealized depreciation	(2,106,091)

Net unrealized appreciation	$60,382,248

(a)	All or a portion of the security is on loan. At January 31, 2014, market value of securities on loan was $12,150,418.

SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

17

FORMULA INVESTING FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2014

(Unaudited)

1. Portfolio Valuation:

Portfolio Valuation — The Formula Investing U.S. Value 1000 Fund and Formula Investing U.S. Value Select Fund (the “Formula Investing Funds”) each a “Fund” and collectively the “Funds”. The Funds’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 01/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Formula Investing U.S. Value 1000 Fund:
Investments in Securities*	$63,041,575	$63,041,575	$—	$—

Formula Investing U.S. Value Select Fund:
Investments in Securities*	$329,234,836	$329,234,836	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

18

FORMULA INVESTING FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2014, there were no significant transfers between Levels 1, 2 and 3 for the Funds.

2. Agreement and Plan of Reorganization

At a meeting of the Board of Trustees of the Trust held on October 29, 2013, the Board approved an Agreement and Plan of Reorganization (the “Agreement”) to reorganize each of the Formula Investing U.S. Value 1000 Fund and the Formula Investing U.S. Value Select Fund into the Gotham Enhanced Return Fund (the “Gotham Fund”), each a series of the Trust.

The shareholders of each of the Formula Investing U.S. Value 1000 Fund and the Formula Investing U.S. Value Select Fund approved the Agreement during a special meeting of the shareholders held on February 5, 2014. The reorganizations occurred on February 10, 2014.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

19

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Number of Shares	Value
LONG POSITIONS - 117.1%
COMMON STOCKS — 116.9%
Automobiles & Components — 2.9%
BorgWarner, Inc.†	2,588	$138,976
Dana Holding Corp.†	179,518	3,396,481
Drew Industries, Inc.†	41,493	1,995,398
General Motors Co.*†	60,825	2,194,566
Gentex Corp.†	97,414	3,155,239
Goodyear Tire & Rubber Co. (The)†	186,820	4,420,161
Johnson Controls, Inc.†	78,521	3,621,389
Modine Manufacturing Co.*†	54,117	708,933
Remy International, Inc.	814	16,288
Standard Motor Products, Inc.	5,238	171,335
Tenneco, Inc.*†	65,419	3,718,416
Visteon Corp.*†	799	64,728

		23,601,910

Capital Goods — 20.2%
3M Co.	24,660	3,161,165
AAON, Inc.†	30,259	897,482
AAR Corp.†	192,571	5,132,017
Aceto Corp.†	105,543	2,250,177
AECOM Technology Corp.*†	176,113	5,049,160
Aegion Corp.*†	637	13,071
AGCO Corp.†	64,318	3,430,079
Alamo Group, Inc.†	21,217	1,065,518
Alliant Techsystems, Inc.†	777	111,655
Altra Industrial Motion Corp.†	52,495	1,646,243
AMETEK, Inc.	4,464	220,611
Applied Industrial Technologies, Inc.	2,801	141,563
Barnes Group, Inc.†	26,657	998,038
Blount International, Inc.*†	156,242	2,003,022
Briggs & Stratton Corp.†	160,387	3,379,354
Carlisle Cos., Inc.†	38,688	2,883,417
Caterpillar, Inc.†	45,920	4,312,347
CIRCOR International, Inc.†	24,242	1,745,909
Comfort Systems USA, Inc.†	169,567	2,889,422
Crane Co.†	21,309	1,345,876
Cummins, Inc.†	22,397	2,843,971
Danaher Corp.	40,289	2,997,099
Donaldson Co., Inc.†	92,079	3,799,180
Dover Corp.†	40,842	3,535,284
DXP Enterprises, Inc.*	4,135	397,125
Emerson Electric Co.†	90,403	5,961,174
EnerSys, Inc.†	79,530	5,412,812
EnPro Industries, Inc.*†	14,116	1,023,975
Federal Signal Corp.*†	244,883	3,016,959
Flowserve Corp.†	25,246	1,826,043
Fluor Corp.†	19,665	1,493,753

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Foster Wheeler AG (Switzerland)*†	161,508	$4,842,010
Generac Holdings, Inc.	946	45,531
Gorman-Rupp Co. (The)†	31,028	987,621
Graco, Inc.†	8,122	564,398
Honeywell International, Inc.†	10,022	914,307
Hyster-Yale Materials Handling, Inc.† .	23,498	2,015,188
IDEX Corp.†	64,061	4,613,033
Illinois Tool Works, Inc.†	62,681	4,943,650
Ingersoll-Rand PLC (Ireland)†	33,139	1,948,242
Joy Global, Inc.†	48,902	2,581,537
L-3 Communications Holdings, Inc.	5,884	653,536
Lincoln Electric Holdings, Inc.†	85,985	5,950,162
Lockheed Martin Corp.†	7,343	1,108,132
Manitowoc Co., Inc. (The)†	108,723	3,093,169
Masco Corp.†	226,945	4,802,156
Moog, Inc., Class A*	6,024	361,801
MRC Global, Inc.*†	209,703	5,854,908
Northrop Grumman Corp.†	26,292	3,038,041
Pall Corp.†	22,544	1,805,774
Parker Hannifin Corp.†	22,850	2,590,504
Pentair, Ltd.*†	71,978	5,350,125
Polypore International, Inc.*†	43,478	1,441,296
Precision Castparts Corp.†	14,718	3,749,410
Quanta Services, Inc.*†	96,826	3,018,066
Raytheon Co.†	1,881	178,827
Rockwell Automation, Inc.†	28,660	3,291,314
Roper Industries, Inc.†	8,086	1,109,723
Simpson Manufacturing Co., Inc.†	48,693	1,587,392
Spirit Aerosystems Holdings, Inc., Class A*†	172,165	5,838,115
SPX Corp.†	12,055	1,200,316
Standex International Corp.†	24,385	1,387,019
Thermon Group Holdings, Inc.*	3,442	93,209
Trex Co., Inc.*	1,778	125,047
United Rentals, Inc.*†	11,097	898,191
Valmont Industries, Inc.†	27,900	4,084,002
Watts Water Technologies, Inc., Class A†	17,313	969,874
WESCO International, Inc.*	12,658	1,050,108
WW Grainger, Inc.†	15,607	3,659,529

		166,728,764

Commercial & Professional Services — 6.7%
ACCO Brands Corp.*†	375,843	2,183,648
Brink’s Co. (The)†	19,202	607,551

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Cintas Corp.†	43,024	$2,455,380
Consolidated Graphics, Inc.*†	50,706	3,287,777
Deluxe Corp.†	21,317	1,034,940
Dun & Bradstreet Corp. (The)	4,085	449,350
Exponent, Inc.†	18,153	1,311,010
FTI Consulting, Inc.*†	158,043	5,858,654
G & K Services, Inc., Class A†	14,565	814,038
Herman Miller, Inc.†	36,854	1,033,018
ICF International, Inc.*†	10,924	367,702
Insperity, Inc.†	65,334	2,157,329
Kforce, Inc.†	17,793	322,587
Knoll, Inc.	18,242	302,817
Manpowergroup, Inc.†	64,592	5,031,717
Mine Safety Appliances Co.†	2,941	148,168
Navigant Consulting, Inc.*†	150,442	2,643,266
On Assignment, Inc.*†	43,114	1,279,624
Pitney Bowes, Inc.†	79,324	1,997,378
Republic Services, Inc.†	101,531	3,252,038
RPX Corp.*†	222,045	3,601,570
RR Donnelley & Sons Co.†	188,093	3,474,078
Steelcase, Inc., Class A†	179,048	2,644,539
Towers Watson & Co., Class A†	594	69,450
Tyco International, Ltd. (Switzerland)	16,905	684,483
UniFirst Corp.†	36,810	3,894,498
Waste Management, Inc.†	71,231	2,976,031
West Corp.†	39,147	905,079

		54,787,720

Consumer Durables & Apparel — 7.3%
Coach, Inc.†	67,988	3,255,945
Columbia Sportswear Co.†	26,124	1,942,319
Crocs, Inc.*†	103,349	1,586,407
Deckers Outdoor Corp.*†	56,993	4,442,604
Ethan Allen Interiors, Inc.†	169,590	4,280,452
Fossil Group, Inc.*†	45,974	5,141,272
G-III Apparel Group Ltd.*†	17,156	1,200,405
Hanesbrands, Inc.†	55,892	3,976,157
Hasbro, Inc.†	108,947	5,351,477
Helen of Troy Ltd. (Bermuda)*†	10,141	558,161
La-Z-Boy, Inc.†	151,963	4,090,844
Leggett & Platt, Inc.†	88,362	2,652,627
Smith & Wesson Holding Corp.*†	74,678	977,535
Steven Madden, Ltd.*†	200,486	6,533,839
Sturm Ruger & Co., Inc.†	51,943	3,956,498
Tupperware Brands Corp.†	49,269	3,860,719

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
VF Corp.†	13,853	$809,708
Whirlpool Corp.†	43,948	5,858,268

		60,475,237

Consumer Services — 4.2%
American Public Education, Inc.*†	108,513	4,593,355
Apollo Group, Inc., Class A*†	719	23,217
Bally Technologies, Inc.*†	72,042	5,282,119
Bridgepoint Education, Inc.*†	44,812	778,833
Capella Education Co.	1,855	115,733
CEC Entertainment, Inc.†	7,585	409,287
Cracker Barrel Old Country Store, Inc.	5,937	587,822
DineEquity, Inc.	1,322	102,865
Education Management Corp.*†	46,572	322,744
International Game Technology†	343,075	4,950,572
Interval Leisure Group, Inc.†	6,227	164,393
Jack in the Box, Inc.*†	24,501	1,239,016
Las Vegas Sands Corp.	14,000	1,071,280
McDonald’s Corp.†	25,732	2,423,182
Service Corp. International†	179,660	3,179,982
Six Flags Entertainment Corp.†	96,467	3,462,201
Speedway Motorsports, Inc.†	21,822	418,110
Starwood Hotels & Resorts Worldwide, Inc.†	1,946	145,386
Weight Watchers International, Inc.†	180,616	4,882,050

		34,152,147

Food & Staples Retailing — 1.6%
Kroger Co. (The)†	6,066	218,983
Rite Aid Corp.*†	98,512	546,742
Safeway, Inc.†	153,897	4,807,742
SUPERVALU, Inc.*†	734,673	4,246,410
Wal-Mart Stores, Inc.†	43,597	3,255,824

		13,075,701

Food, Beverage & Tobacco — 10.3%
Altria Group, Inc.†	154,938	5,456,916
Archer-Daniels-Midland Co.†	180,137	7,111,809
Bunge, Ltd. (Bermuda)†	85,621	6,486,647
Coca-Cola Bottling Co. Consolidated†	7,797	532,379
Coca-Cola Co. (The)	6,137	232,101
Cott Corp. (Canada)†	214,029	1,682,268
Dean Foods Co.*†	375,376	5,930,941
Diamond Foods, Inc.*†	57,727	1,521,684

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Dr Pepper Snapple Group, Inc.†	90,587	$4,337,306
General Mills, Inc.†	49,900	2,396,198
Green Mountain Coffee Roasters, Inc.†	43,875	3,553,875
Hillshire Brands Co. (The)†	27,046	963,379
Ingredion, Inc.†	87,035	5,422,280
Kellogg Co.†	15,516	899,618
Kraft Foods Group, Inc.†	53,166	2,783,240
Lancaster Colony Corp.†	10,558	917,701
Lorillard, Inc.†	86,251	4,245,274
PepsiCo, Inc.†	44,773	3,597,958
Philip Morris International, Inc.†	71,057	5,552,394
Pilgrim’s Pride Corp.*†	322,387	5,393,535
Pinnacle Foods, Inc.†	39,666	1,070,982
Reynolds American, Inc.†	48,712	2,362,532
Sanderson Farms, Inc.†	85,763	6,376,479
Tootsie Roll Industries, Inc.	513	15,564
Tyson Foods, Inc., Class A†	133,773	5,003,110
Vector Group, Ltd.†	45,210	807,451

		84,653,621

Health Care Equipment & Services — 9.3%
Air Methods Corp.*†	44,125	2,269,349
AMN Healthcare Services, Inc.*†	221,785	3,351,171
Cardinal Health, Inc.†	76,232	5,185,301
CareFusion Corp.*†	63,863	2,603,695
Chemed Corp.†	48,551	3,831,645
Community Health Systems, Inc.*	10,364	429,173
Corvel Corp.*†	10,482	496,428
CR Bard, Inc.†	24,565	3,183,378
DaVita HealthCare Partners, Inc.*†	55,231	3,586,149
Ensign Group, Inc. (The)	12,229	512,640
Hanger, Inc.*	4,883	165,094
HCA Holdings, Inc.*†	1,498	75,304
Hill-Rom Holdings, Inc.†	77,672	2,817,163
Hologic, Inc.*†	98,834	2,111,094
ICU Medical, Inc.*†	58,406	3,767,771
IPC The Hospitalist Co., Inc.*	9,934	530,277
Kindred Healthcare, Inc.†	124,255	2,353,390
Laboratory Corp. of America Holdings*†	44,938	4,036,781
LifePoint Hospitals, Inc.*†	37,534	1,989,677
Masimo Corp.*†	9,645	282,116
MEDNAX, Inc.*†	103,605	5,764,582
Medtronic, Inc.†	35,456	2,005,391

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Meridian Bioscience, Inc.†	5,123	$116,702
Natus Medical, Inc.*	29,480	763,237
Omnicare, Inc.†	1,487	92,878
Owens & Minor, Inc.†	1,527	52,895
PharMerica Corp.*†	132,679	3,229,407
Quality Systems, Inc.†	133,567	2,458,968
Quest Diagnostics, Inc.†	107,418	5,639,445
ResMed, Inc.†	108,749	4,742,544
Select Medical Holdings Corp.†	130,605	1,410,534
Stryker Corp.†	297	23,047
Team Health Holdings, Inc.*†	89,302	3,854,274
Universal Health Services, Inc., Class B†	36,184	2,967,812

		76,699,312

Household & Personal Products — 2.2%
Avon Products, Inc.†	344,555	5,130,424
Clorox Co. (The)†	9,990	881,817
Energizer Holdings, Inc.†	45,308	4,281,606
Estee Lauder Cos., Inc. (The), Class A†	891	61,247
Inter Parfums, Inc.†	76,976	2,504,799
Kimberly-Clark Corp.	1,112	121,619
Prestige Brands Holdings, Inc.*†	114,175	3,454,936
Procter & Gamble Co. (The)	23,349	1,789,000
Revlon, Inc., Class A*†	2,807	65,908

		18,291,356

Insurance — 0.0%
Fidelity National Financial, Inc., Class A	—	1

Media — 3.7%
CBS Corp., Class B, non-voting shares†	148	8,691
Cumulus Media, Inc., Class A*†	231,523	1,548,889
Gannett Co., Inc.†	2,182	60,070
Graham Holdings Co., Class B†	3,399	2,127,978
Interpublic Group of Cos., Inc. (The)	31,381	512,138
John Wiley & Sons, Inc., Class A†	28,289	1,531,566
Loral Space & Communications, Inc.*†	46,784	3,478,390
Meredith Corp.†	40,009	1,831,612
Morningstar, Inc.†	19,703	1,521,072
National CineMedia, Inc.†	27,661	516,707
New York Times Co. (The), Class A†	81,904	1,158,123
News Corp., Class A*†	363,398	5,799,832

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Scholastic Corp.†	51,566	$1,701,162
Starz, Class A*†	155,039	4,337,991
Time Warner Cable, Inc.†	66	8,796
Time Warner, Inc.†	37,310	2,344,187
Twenty-First Century Fox, Inc., Class A†	63,400	2,017,388
Valassis Communications, Inc.†	3,853	131,002

		30,635,594

Pharmaceuticals, Biotechnology & Life Sciences — 3.8%
AbbVie, Inc.†	15,094	743,078
Actavis PLC (Ireland)*†	4,216	796,740
Allergan, Inc.†	2,588	296,585
Endo Health Solutions, Inc.*†	59,913	3,947,068
Johnson & Johnson†	26,434	2,338,616
Life Technologies Corp.*	6,912	525,796
Myriad Genetics, Inc.*†	210,478	5,815,507
PDL BioPharma, Inc.†	643,801	5,858,589
Pfizer, Inc.†	174,278	5,298,051
Questcor Pharmaceuticals, Inc.†	37,133	2,488,282
United Therapeutics Corp.*†	29,693	3,047,096

		31,155,408

Retailing — 11.0%
Ascena Retail Group, Inc.*	6,518	122,278
Bed Bath & Beyond, Inc.*†	97,743	6,240,891
Best Buy Co., Inc.†	167,007	3,931,345
Big Lots, Inc.*†	140,668	3,768,496
Brown Shoe Co., Inc.†	107,731	2,551,070
Buckle, Inc. (The)†	74,916	3,320,277
Cato Corp. (The)†	25,390	709,904
CST Brands, Inc.†	23,787	759,519
Dillard’s, Inc., Class A†	4,446	388,136
Dollar General Corp.*†	11,717	659,901
DSW, Inc., Class A†	104,783	3,945,080
Express, Inc.*†	177,050	3,066,506
Foot Locker, Inc.	548	21,153
GameStop Corp., Class A†	148,548	5,209,578
GNC Holdings, Inc., Class A†	75,385	3,852,927
Group 1 Automotive, Inc.†	26,692	1,631,682
Guess?, Inc.†	220,263	6,178,377
Haverty Furniture Cos., Inc.†	70,027	1,948,151
Home Depot, Inc. (The)†	38,450	2,954,882
HSN, Inc.†	49,381	2,704,597
Jos A Bank Clothiers, Inc.*†	53,114	2,986,069
Kohl’s Corp.†	33,659	1,704,155

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Lithia Motors, Inc., Class A†	8,000	$450,320
Men’s Wearhouse, Inc. (The)†	11,488	551,884
Murphy USA, Inc.*†	127,337	4,933,035
Orbitz Worldwide, Inc.*†	151,315	1,089,468
PetSmart, Inc.†	93,764	5,907,132
Pier 1 Imports, Inc.†	293,422	5,607,294
Staples, Inc.†	357,608	4,706,121
Tiffany & Co.†	26,641	2,216,265
TJX Cos., Inc.	7,315	419,588
Urban Outfitters, Inc.*†	102,259	3,662,917
Williams-Sonoma, Inc.†	14,724	802,752
Zumiez, Inc.*†	58,012	1,248,418

		90,250,168

Semiconductors & Semiconductor Equipment — 5.8%
Amkor Technology, Inc.*	8,860	46,958
Analog Devices, Inc.†	23,676	1,142,841
Cabot Microelectronics Corp.*†	97,121	3,915,919
Cirrus Logic, Inc.*†	334,671	5,860,089
Fairchild Semiconductor International, Inc.*	93,781	1,196,646
First Solar, Inc.*†	129,862	6,568,420
Freescale Semiconductor Ltd. (Bermuda)*†	104,496	1,894,512
Intel Corp.†	128,044	3,142,200
Intersil Corp., Class A	24,027	272,466
KLA-Tencor Corp.†	106,216	6,529,098
Lattice Semiconductor Corp.*†	541,150	3,127,847
M/A-COM Technology Solutions Holdings, Inc.*†	3,197	54,349
MKS Instruments, Inc	7,174	216,153
NVIDIA Corp.†	8,311	130,483
OmniVision Technologies, Inc.*†	358,813	5,522,132
Skyworks Solutions, Inc.*†	164,314	4,970,498
Texas Instruments, Inc.†	57,790	2,450,296
Xilinx, Inc.†	23,052	1,070,074

		48,110,981

Software & Services — 12.0%
Accenture PLC, Class A (Ireland)	3,571	285,251
ACI Worldwide, Inc.*†	46,132	2,796,061
Activision Blizzard, Inc.†	208,906	3,578,560
Amdocs Ltd. (Channel Islands)†	74,121	3,206,474
ANSYS, Inc.*	2,184	171,510
Booz Allen Hamilton Holding Corp.†	10,843	198,210
Broadridge Financial Solutions, Inc.	5,674	205,909

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CA Inc.†	123,783	$3,970,959
CACI International, Inc., Class A*†	3,701	273,948
Computer Sciences Corp.†	57,929	3,499,491
Comverse, Inc.*†	36,777	1,325,443
CoreLogic, Inc.*†	32,652	1,039,966
DST Systems, Inc.	48,121	4,379,011
eBay, Inc.*†	52,499	2,792,947
Euronet Worldwide, Inc.*	4,537	194,456
ExlService Holdings, Inc.*†	94,037	2,365,031
FactSet Research Systems, Inc.†	27,548	2,913,752
FleetCor Technologies, Inc.*†	17,432	1,853,370
Forrester Research, Inc.†	6,461	242,546
Genpact, Ltd. (Bermuda)*†	299,160	5,076,745
iGATE Corp.*†	129,866	4,382,978
Intuit, Inc.	3,923	287,360
Leidos Holdings, Inc.†	908	41,169
Liquidity Services, Inc.*†	144,409	3,432,602
Mentor Graphics Corp.†	193,320	4,021,056
Microsoft Corp.†	121,672	4,605,285
MicroStrategy, Inc., Class A*†	7,651	961,731
NeuStar, Inc., Class A*†	126,542	4,288,508
Oracle Corp.†	85,026	3,137,459
Paychex, Inc.†	53,763	2,248,369
Pegasystems, Inc.†	52,469	2,384,191
Progress Software Corp.*†	130,213	3,147,248
PTC, Inc.*	28,372	1,012,313
Science Applications International Corp.†	520	19,245
SS&C Technologies Holdings, Inc.*	2,799	108,657
Stamps.com, Inc.*†	94,424	3,725,971
Symantec Corp.†	239,569	5,129,172
Syntel, Inc.†	18,457	1,555,002
TeleTech Holdings, Inc.*†	94,958	2,071,984
Teradata Corp.*	22,994	945,513
TIBCO Software, Inc.*	18,468	393,184
ValueClick, Inc.*†	164,857	3,544,426
Virtusa Corp.*†	80,406	2,756,318
Western Union Co. (The)†	267,814	4,124,336

		98,693,717

Technology Hardware & Equipment — 11.1%
Anixter International, Inc.†	16,926	1,484,749
Apple, Inc.†	10,779	5,395,967
Avnet, Inc.†	18,342	753,306
AVX Corp.	28,875	373,065

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Badger Meter, Inc.	53	$2,700
Benchmark Electronics, Inc.*†	172,723	3,925,994
Brocade Communications Systems, Inc.*†	394,872	3,688,104
CDW Corp.†	135,402	3,204,965
Checkpoint Systems, Inc.*†	81,603	1,088,584
Cisco Systems, Inc.†	90,226	1,976,852
Coherent, Inc.*†	29,640	1,981,138
Daktronics, Inc.†	113,822	1,662,939
EchoStar Corp., Class A*	2,323	109,251
EMC Corp.†	190,920	4,627,901
F5 Networks, Inc.*†	1,630	174,410
Fabrinet (Cayman Islands)*†	122,297	2,258,826
FARO Technologies, Inc.*†	11,834	612,054
FLIR Systems, Inc.†	27,926	885,813
Harris Corp.†	14,167	982,340
Hewlett-Packard Co.†	190,051	5,511,479
Insight Enterprises, Inc.*†	58,987	1,244,626
InterDigital, Inc.†	88,038	2,531,092
Ixia*	23,651	302,496
Lexmark International, Inc., Class A†	123,952	4,857,679
Motorola Solutions, Inc.†	19,905	1,269,939
NETGEAR, Inc.*†	26,119	833,457
Newport Corp.*†	63,447	1,150,929
PC Connection, Inc.†	19,086	390,500
Plexus Corp.*†	104,259	4,076,527
QLogic Corp.*†	219,478	2,539,360
QUALCOMM, Inc.†	62,242	4,619,601
Rofin-Sinar Technologies, Inc.*	10,823	250,011
Rogers Corp.*†	59,458	3,609,101
SanDisk Corp.†	97,775	6,800,251
Sanmina Corp.*†	266,201	4,450,881
ScanSource, Inc.*†	120,593	4,527,061
Seagate Technology PLC (Ireland)†	6,588	348,242
Super Micro Computer, Inc.*†	17,087	351,309
SYNNEX Corp*†	3,108	174,514
TE Connectivity, Ltd. (Switzerland)†	8,354	472,085
TTM Technologies, Inc.*	2,779	22,260
Universal Display Corp.*†	48,927	1,589,149
Vishay Intertechnology, Inc.*†	7,937	107,784
Western Digital Corp.†	5,764	496,684
Xerox Corp.†	73,357	795,923
Zebra Technologies Corp., Class A*†	58,513	3,215,874

		91,727,772

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 2.7%
AT&T, Inc.†	185,419	$6,178,161
Atlantic Tele-Network, Inc.†	21,088	1,228,376
CenturyLink, Inc.†	52,077	1,502,942
Frontier Communications Corp.†	1,083,173	5,090,913
Verizon Communications, Inc.†	121,939	5,855,511
Vonage Holdings Corp.*†	37,526	172,995
Windstream Holdings, Inc.†	240,559	1,799,381

		21,828,279

Transportation — 2.1%
Con-way, Inc.†	9,403	361,733
CSX Corp.†	108,250	2,913,008
Expeditors International of Washington, Inc.†	53,664	2,192,711
FedEx Corp.	2,581	344,099
Matson, Inc.†	118,592	2,837,907
Norfolk Southern Corp.†	59,310	5,491,513
Union Pacific Corp.†	8,916	1,553,524
United Parcel Service, Inc., Class B† .	15,263	1,453,495
Werner Enterprises, Inc.†	16,276	424,153

		17,572,143

TOTAL COMMON STOCKS (Cost $967,179,081)		962,439,831

EXCHANGE TRADED FUNDS — 0.2%
SPDR S&P 500 ETF Trust	8,770	1,562,639

TOTAL EXCHANGE TRADED FUNDS (Cost $1,556,151)		1,562,639

TOTAL LONG POSITIONS — 117.1% (Cost $968,735,232)**		964,002,470

SHORT POSITIONS - (58.3)%
COMMON STOCKS — (58.3)%
Automobiles & Components — (1.1)%
Allison Transmission Holdings, Inc.	(39,722)	(1,141,213)
American Axle & Manufacturing Holdings, Inc.*	(124,808)	(2,323,925)
Dorman Products, Inc.*	(39,475)	(2,059,016)
Fox Factory Holding Corp.*	(15,895)	(257,817)
Gentherm, Inc.*	(81,104)	(2,066,530)
TRW Automotive Holdings Corp.*	(4,454)	(330,264)
Winnebago Industries, Inc.*	(49,664)	(1,189,949)

		(9,368,714)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (6.8)%
Acuity Brands, Inc.	(4,112)	$(522,388)
Apogee Enterprises, Inc.	(75,389)	(2,548,148)
Armstrong World Industries, Inc.*	(34,734)	(1,933,989)
Astec Industries, Inc.	(19,287)	(717,476)
AZZ, Inc.	(36,325)	(1,518,748)
Babcock & Wilcox Co. (The)	(33,189)	(1,137,719)
Beacon Roofing Supply, Inc.*	(49,817)	(1,882,584)
Brady Corp., Class A	(38,287)	(1,047,532)
Builders FirstSource, Inc.*	(83,809)	(674,662)
CLARCOR, Inc.	(4,804)	(266,238)
Colfax Corp.*	(10,653)	(641,843)
Eaton Corp. PLC (Ireland)	(39,175)	(2,863,301)
Encore Wire Corp.	(2,986)	(152,555)
ESCO Technologies, Inc.	(5,697)	(198,825)
Fastenal Co.	(6,026)	(264,722)
Fortune Brands Home & Security, Inc.	(26,608)	(1,198,956)
Franklin Electric Co., Inc.	(22,991)	(915,961)
GrafTech International Ltd.*	(7,185)	(73,646)
Griffon Corp.	(2,673)	(33,573)
Harsco Corp.	(8,728)	(221,604)
Hubbell, Inc., Class B	(1,989)	(232,176)
II-VI, Inc.*	(185,081)	(2,826,187)
ITT Corp.	(39,398)	(1,613,348)
John Bean Technologies Corp.	(40,935)	(1,263,663)
Kaman Corp.	(3,142)	(121,784)
Lennox International, Inc.	(777)	(67,257)
Lindsay Corp.	(3)	(255)
Masonite International Corp.*	(15,502)	(852,610)
Meritor, Inc.*	(49,458)	(543,049)
Middleby Corp. (The)*	(11,722)	(2,890,411)
MSC Industrial Direct Co., Inc., Class A	(5,300)	(445,306)
Mueller Water Products, Inc., Class A	(58,947)	(511,660)
NCI Building Systems, Inc.*	(6,420)	(118,385)
Nordson Corp.	(14,411)	(998,971)
Nortek, Inc.*	(760)	(57,160)
Powell Industries, Inc.	(1,082)	(66,446)
Power Solutions International, Inc.*	(8,864)	(589,545)
Proto Labs, Inc.*	(20,049)	(1,591,089)
Quanex Building Products Corp.	(20,664)	(391,583)
Raven Industries, Inc.	(34,296)	(1,284,385)
RBC Bearings, Inc.*	(36,144)	(2,343,577)
Rexnord Corp.*	(32,772)	(851,417)
Rush Enterprises, Inc., Class A*	(28,233)	(780,360)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Stanley Black & Decker, Inc.	(15,628)	$(1,209,607)
Sun Hydraulics Corp.	(14,906)	(544,814)
Tennant Co.	(25,767)	(1,652,438)
Textainer Group Holdings Ltd., (Bermuda)	(24,629)	(893,786)
Timken Co.	(15,873)	(894,126)
Trimas Corp.*	(55,194)	(1,920,751)
Universal Forest Products, Inc.	(33,053)	(1,736,935)
USG Corp.*	(30,078)	(920,387)
Wabash National Corp.*	(112,229)	(1,538,660)
WABCO Holdings, Inc.*	(3,816)	(329,016)
Wabtec Corp.	(42,810)	(3,159,806)
Watsco, Inc.	(2,133)	(201,824)
Woodward, Inc.	(25,634)	(1,098,417)
Xylem, Inc.	(22,206)	(740,792)

		(56,096,453)

Commercial & Professional Services — (5.0)%
ABM Industries, Inc.	(69,762)	(1,859,855)
Acacia Research Corp.	(239,860)	(3,314,865)
Advisory Board Co. (The)*	(54,307)	(3,438,176)
Clean Harbors, Inc.*	(45,664)	(2,560,837)
Copart, Inc.*	(26,380)	(904,306)
Corporate Executive Board Co. (The)	(27,705)	(2,025,236)
Covanta Holding Corp.	(195,543)	(3,519,774)
EnerNOC, Inc.*	(26,154)	(585,850)
Equifax, Inc.	(4,681)	(327,951)
Healthcare Services Group, Inc.	(89,942)	(2,440,126)
IHS, Inc., Class A*	(4,018)	(455,681)
Interface, Inc.	(82,989)	(1,738,620)
Iron Mountain, Inc.	(23,882)	(630,724)
Kelly Services, Inc., Class A	(24,057)	(576,887)
Korn/Ferry International*	(46,759)	(1,096,966)
Mistras Group, Inc.*	(34,074)	(795,969)
Nielsen Holdings NV (Netherlands)	(42,514)	(1,797,917)
Quad/Graphics, Inc.	(15,957)	(365,894)
Rollins, Inc.	(21,833)	(629,227)
Stericycle, Inc.*	(11,452)	(1,340,571)
Team, Inc.*	(15,368)	(650,527)
Tetra Tech, Inc.*	(13,527)	(399,182)
TrueBlue, Inc.*	(58,692)	(1,439,715)
United Stationers, Inc.	(480)	(19,886)
Verisk Analytics, Inc., Class A*	(28,599)	(1,826,332)
WageWorks, Inc.*	(53,050)	(3,299,180)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Waste Connections, Inc.	(78,776)	$(3,220,363)

		(41,260,617)

Consumer Durables & Apparel — (4.0)%
Arctic Cat, Inc.	(16,435)	(695,858)
Carter’s, Inc.	(38,022)	(2,556,980)
Harman International Industries, Inc .	(12,477)	(1,290,496)
Iconix Brand Group, Inc.*	(88,549)	(3,294,023)
iRobot Corp.*	(95,094)	(3,360,622)
Jarden Corp.*	(3,422)	(206,860)
Jones Group, Inc. (The)	(106,794)	(1,575,212)
Mohawk Industries, Inc.*	(24,498)	(3,483,126)
Nike, Inc., Class B	(9,853)	(717,791)
Oxford Industries, Inc.	(38,809)	(2,928,915)
Polaris Industries, Inc.	(9,762)	(1,222,202)
PVH Corp.	(21,465)	(2,594,475)
Quiksilver, Inc.*	(121,952)	(859,762)
Tempur Sealy International, Inc.*	(54,351)	(2,678,961)
Under Armour, Inc., Class A*	(35,451)	(3,832,608)
Wolverine World Wide, Inc.	(56,266)	(1,569,821)

		(32,867,712)

Consumer Services — (7.4)%
Allegion Pub Ltd. Co. (Ireland)*	(9,479)	(467,789)
Ascent Capital Group, Inc., Class A*	(22,288)	(1,594,706)
BJ’s Restaurants, Inc.*	(95,062)	(2,695,958)
Bloomin’ Brands, Inc.*	(1,790)	(41,116)
Bob Evans Farms, Inc.	(66,163)	(3,324,691)
Boyd Gaming Corp.*	(304,825)	(3,218,952)
Bright Horizons Family Solutions, Inc.*	(29,775)	(1,094,231)
Burger King Worldwide, Inc.	(77,079)	(1,876,103)
Carnival Corp. (Panama)	(78,110)	(3,061,131)
Chipotle Mexican Grill, Inc.*	(2,265)	(1,250,189)
Choice Hotels International, Inc.	(564)	(27,371)
Churchill Downs, Inc.	(31,599)	(2,815,787)
Chuy’s Holdings, Inc.*	(22,091)	(797,927)
ClubCorp Holdings, Inc.	(99,214)	(1,796,766)
Darden Restaurants, Inc.	(28,119)	(1,390,203)
Denny’s Corp.*	(23,048)	(158,109)
Domino’s Pizza, Inc.	(13,435)	(948,645)
Dunkin’ Brands Group, Inc.	(10,444)	(485,959)
Fiesta Restaurant Group, Inc.*	(8,274)	(355,534)
Hillenbrand, Inc.	(66,523)	(1,800,778)
Hyatt Hotels Corp., Class A*	(1,202)	(57,444)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
International Speedway Corp., Class A	(18,662)	$(626,483)
K12, Inc.*	(59,129)	(1,297,882)
Krispy Kreme Doughnuts, Inc.*	(35,323)	(609,322)
Life Time Fitness, Inc.*	(58,032)	(2,388,597)
LifeLock, Inc.*	(120,949)	(2,468,569)
Marriott International, Inc., Class A	(21,078)	(1,039,145)
Matthews International Corp., Class A	(10,966)	(466,274)
MGM Resorts International*	(60,041)	(1,462,599)
Multimedia Games Holding Co., Inc.*	(66,193)	(2,102,290)
Orient-Express Hotels Ltd., Class A (Bermuda)*	(94,666)	(1,340,471)
Panera Bread Co., Class A*	(2,260)	(382,098)
Papa John’s International, Inc.	(62,547)	(3,010,387)
Pinnacle Entertainment, Inc.*	(137,939)	(3,013,967)
Popeyes Louisiana Kitchen, Inc.*	(53,009)	(2,133,612)
Red Robin Gourmet Burgers, Inc.*	(19,348)	(1,246,592)
Regis Corp.	(128,805)	(1,588,166)
SeaWorld Entertainment, Inc.	(19,088)	(618,833)
Texas Roadhouse, Inc.	(9,829)	(238,353)
Vail Resorts, Inc.	(45,070)	(3,071,520)
Wyndham Worldwide Corp.	(3,466)	(245,878)
Wynn Resorts Ltd.	(11,358)	(2,469,456)

		(61,079,883)

Food & Staples Retailing — (2.4)%
Casey’s General Stores, Inc.	(27,435)	(1,883,961)
Chefs’ Warehouse, Inc. (The)*	(26,901)	(635,133)
Costco Wholesale Corp.	(8,700)	(977,532)
CVS Caremark Corp.	(2,725)	(184,537)
Fresh Market, Inc. (The)*	(87,417)	(3,056,098)
Natural Grocers by Vitamin Cottage, Inc.*	(34,536)	(1,311,332)
PriceSmart, Inc.	(21,451)	(1,949,896)
Sprouts Farmers Market, Inc.*	(51,280)	(1,832,747)
Susser Holdings Corp.*	(48,173)	(2,937,590)
United Natural Foods, Inc.*	(43,196)	(2,918,754)
Walgreen Co.	(12,668)	(726,510)
Weis Markets, Inc.	(16,392)	(806,814)
Whole Foods Market, Inc.	(10,140)	(529,916)

		(19,750,820)

Food, Beverage & Tobacco — (4.3)%
Annie’s, Inc.*	(569)	(22,828)
B&G Foods, Inc.	(49,459)	(1,620,771)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Beam, Inc.	(38,411)	$(3,199,636)
Boston Beer Co., Inc. (The), Class A*	(10,256)	(2,136,427)
Boulder Brands, Inc.*	(92,076)	(1,320,370)
Brown-Forman Corp., Class B	(25,494)	(1,963,038)
Campbell Soup Co.	(37,152)	(1,531,034)
Coca-Cola Enterprises, Inc.	(20,856)	(902,856)
ConAgra Foods, Inc.	(66,907)	(2,126,974)
Darling International, Inc.*	(55,270)	(1,081,081)
Flowers Foods, Inc.	(118,990)	(2,492,840)
Fresh del Monte Produce, Inc., (Cayman Islands)	(107,945)	(2,856,225)
Hain Celestial Group, Inc. (The)*	(32,583)	(2,994,052)
Monster Beverage Corp.*	(43,961)	(2,984,952)
National Beverage Corp.*	(2,947)	(61,091)
Post Holdings, Inc.*	(52,827)	(2,827,829)
Snyders-Lance, Inc.	(34,142)	(911,933)
SunOpta, Inc. (Canada)*	(212,669)	(1,988,455)
WhiteWave Foods Co., Class A*	(91,337)	(2,211,269)

		(35,233,661)

Health Care Equipment & Services — (5.3)%
Acadia Healthcare Co., Inc.*	(40,490)	(2,066,610)
Alere, Inc.*	(23,186)	(878,749)
Allscripts Healthcare Solutions, Inc.*	(65,430)	(1,083,521)
AmerisourceBergen Corp.	(23,666)	(1,590,829)
Amsurg Corp.*	(10,265)	(428,564)
athenahealth, Inc.*	(24,367)	(3,591,696)
Brookdale Senior Living, Inc.*	(39,501)	(1,084,697)
Capital Senior Living Corp.*	(107,949)	(2,425,614)
Cerner Corp.*	(24,422)	(1,389,368)
Community Health Systems, Inc.*	(10,365)	(429,199)
Computer Programs & Systems, Inc.	(16,441)	(1,098,588)
Cooper Cos., Inc. (The)	(2,414)	(300,012)
Envision Healthcare Holdings, Inc.*	(51,192)	(1,692,408)
ExamWorks Group, Inc.*	(41,026)	(1,263,191)
Express Scripts Holding Co.*	(10,678)	(797,540)
Haemonetics Corp.*	(2,351)	(89,079)
HealthSouth Corp.	(7,782)	(242,176)
HealthStream, Inc.*	(40,601)	(1,178,241)
HMS Holdings Corp.*	(37,560)	(865,007)
MedAssets, Inc.*	(37,279)	(821,629)
Medidata Solutions, Inc.*	(46,075)	(2,907,332)
Merit Medical Systems, Inc.*	(16,413)	(235,855)
MWI Veterinary Supply, Inc.*	(11,137)	(2,074,378)
National Healthcare Corp.	(11,250)	(585,000)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Neogen Corp.*	(55,524)	$(2,333,118)
Omnicell, Inc.*	(5,536)	(142,940)
Owens & Minor, Inc.	(1,527)	(52,895)
Patterson Cos., Inc.	(44,346)	(1,772,066)
Quidel Corp.*	(108,571)	(3,209,359)
Spectranetics Corp.*	(115,583)	(3,007,470)
Staar Surgical Co.*	(14,595)	(239,650)
Surgical Care Affiliates, Inc.*	(4,271)	(137,056)
Tenet Healthcare Corp.*	(25,326)	(1,165,249)
Veeva Systems, Inc., Class A*	(36,889)	(1,172,701)
West Pharmaceutical Services, Inc.	(18,757)	(890,020)

		(43,241,807)

Household & Personal Products — (0.5)%
Church & Dwight Co., Inc.	(9,825)	(634,498)
Colgate-Palmolive Co.	(7,652)	(468,532)
Spectrum Brands Holdings, Inc.	(26,167)	(1,969,067)
WD-40 Co.	(9,365)	(643,656)

		(3,715,753)

Media — (2.4)%
AMC Networks, Inc., Class A*	(21,327)	(1,374,312)
Cablevision Systems Corp., Class A	(65,916)	(1,057,293)
Charter Communications, Inc., Class A*	(25,695)	(3,520,215)
Comcast Corp., Class A	(20,418)	(1,111,760)
DISH Network Corp., Class A*	(22,954)	(1,294,147)
Gray Television, Inc.*	(54,145)	(616,170)
Lamar Advertising Co., Class A*	(20,627)	(1,003,710)
LIN Media, LLC, Class A*	(117,783)	(2,910,418)
MDC Partners, Inc., Class A	(29,404)	(706,578)
Nexstar Broadcasting Group, Inc., Class A	(61,389)	(2,949,741)
Omnicom Group, Inc.	(7,354)	(533,753)
Sinclair Broadcast Group, Inc., Class A	(56,648)	(1,779,880)
Sirius XM Holdings, Inc.*	(220,313)	(788,721)

		(19,646,698)

Pharmaceuticals, Biotechnology & Life Sciences — (2.0)%
Agilent Technologies, Inc.	(14,011)	(814,740)
Bio-Rad Laboratories, Inc., Class A*	(20,076)	(2,552,061)
Bruker Corp.*	(117,570)	(2,392,550)
Covance, Inc.*	(23,034)	(2,178,095)
Illumina, Inc.*	(16,206)	(2,463,312)
Luminex Corp.*	(58,346)	(1,065,981)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
PAREXEL International Corp.*	(53,636)	$(2,617,973)
PerkinElmer, Inc.	(41,149)	(1,794,096)
Techne Corp.	(3,288)	(298,781)
Waters Corp.*	(1,939)	(209,936)

		(16,387,525)

Retailing — (8.0)%
Abercrombie & Fitch Co., Class A	(81,163)	(2,871,547)
Advance Auto Parts, Inc.	(6,563)	(753,498)
Amazon.com, Inc.*	(6,110)	(2,191,596)
Asbury Automotive Group, Inc.*	(58,414)	(2,746,626)
Barnes & Noble, Inc.*	(21,627)	(291,532)
Container Store Group, Inc. (The)*	(17,339)	(637,208)
Core-Mark Holding Co., Inc.	(40,279)	(3,047,106)
Dick’s Sporting Goods, Inc.	(60,591)	(3,181,028)
Expedia, Inc.	(24,393)	(1,585,057)
Finish Line, Inc. (The), Class A	(82,299)	(2,110,969)
Five Below, Inc.*	(24,316)	(891,181)
Francesca’s Holdings Corp.*	(28,235)	(536,465)
Genesco, Inc.*	(46,939)	(3,296,057)
Groupon, Inc.*	(240,017)	(2,510,578)
Hibbett Sports, Inc.*	(8,654)	(519,327)
HomeAway, Inc.*	(50,471)	(2,062,245)
JC Penney Co., Inc.*	(238)	(1,409)
LKQ Corp.*	(9,239)	(250,100)
Mattress Firm Holding Corp.*	(8,249)	(335,734)
Monro Muffler Brake, Inc.	(30,853)	(1,712,650)
Netflix, Inc.*	(2,722)	(1,114,196)
Office Depot, Inc.*	(593,276)	(2,901,120)
O’Reilly Automotive, Inc.*	(6,899)	(903,631)
Overstock.com, Inc.*	(42,211)	(888,964)
Penske Automotive Group, Inc.	(44,926)	(1,927,775)
Pep Boys-Manny Moe & Jack (The)*	(128,786)	(1,537,705)
Pool Corp.	(39,593)	(2,145,149)
priceline.com, Inc.*	(1,490)	(1,705,886)
Restoration Hardware Holdings, Inc.*	(15,716)	(891,726)
RetailMeNot, Inc.*	(65,499)	(2,319,320)
Shutterfly, Inc.*	(61,648)	(2,919,649)
Signet Jewelers Ltd. (Bermuda)	(37,251)	(2,963,317)
Sonic Automotive, Inc., Class A	(140,131)	(3,143,138)
Stage Stores, Inc.	(172,957)	(3,389,957)
Stein Mart, Inc.	(74,534)	(922,731)
Target Corp.	(2,013)	(114,016)
Tile Shop Holdings, Inc.*	(31,276)	(441,930)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Tractor Supply Co.	(680)	$(45,227)
TripAdvisor, Inc.*	(29,836)	(2,303,041)
Ulta Salon Cosmetics & Fragrance, Inc.*	(6,223)	(533,373)
Vitamin Shoppe, Inc.*	(22,176)	(993,928)

		(65,637,692)

Software & Services — (3.2)%
Blackhawk Network Holdings, Inc.*	(42,078)	(1,107,072)
CommVault Systems, Inc.*	(38,814)	(2,680,883)
Convergys Corp.	(22,658)	(461,543)
CSG Systems International, Inc.	(38,552)	(1,155,018)
EPAM Systems, Inc.*	(81,962)	(3,352,246)
Fidelity National Information Services, Inc.	(16,714)	(847,400)
Fiserv, Inc.*	(8,427)	(472,333)
Fortinet, Inc.*	(145,584)	(3,086,381)
Gartner, Inc.*	(13,611)	(957,262)
Gigamon, Inc.*	(5,915)	(180,171)
ManTech International Corp., Class A	(5,752)	(167,383)
MasterCard, Inc., Class A	(15,121)	(1,144,357)
MAXIMUS, Inc.	(52,339)	(2,217,603)
Qualys, Inc.*	(57,322)	(1,661,192)
Red Hat, Inc.*	(34,780)	(1,965,070)
Sykes Enterprises, Inc.*	(494)	(10,354)
Total System Services, Inc.	(34,365)	(1,026,826)
Vantiv, Inc., Class A*	(42,334)	(1,284,414)
Verifone Systems, Inc.*	(96,507)	(2,799,668)

		(26,577,176)

Technology Hardware & Equipment — (3.0)%
Amphenol Corp., Class A	(15,920)	(1,383,130)
Arrow Electronics, Inc.*	(47,032)	(2,416,504)
Cognex Corp.	(61,445)	(2,424,005)
CTS Corp.	(1,574)	(29,418)
Dolby Laboratories, Inc., Class A*	(7,812)	(320,214)
FEI Co.	(14,768)	(1,384,057)
Ingram Micro, Inc., Class A*	(139,767)	(3,496,970)
InvenSense, Inc.*	(19,913)	(392,087)
IPG Photonics Corp.*	(5,665)	(378,819)
Itron, Inc.*	(42,927)	(1,733,392)
Jabil Circuit, Inc.	(12,467)	(224,031)
Littelfuse, Inc.	(11,716)	(1,048,582)
Measurement Specialties, Inc.*	(36,510)	(2,014,257)
Methode Electronics, Inc.	(12,659)	(426,102)
MTS Systems Corp.	(44,556)	(3,133,623)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
National Instruments Corp.	(72,543)	$(2,103,747)
OSI Systems, Inc.*	(29,868)	(1,730,253)
Park Electrochemical Corp.	(2,570)	(77,537)
Trimble Navigation Ltd.*	(11,917)	(385,277)

		(25,102,005)

Transportation — (2.9)%
Atlas Air Worldwide Holdings, Inc.*	(58,026)	(2,050,059)
Forward Air Corp.	(12,823)	(571,136)
Genesee & Wyoming, Inc., Class A*	(23,316)	(2,106,367)
Heartland Express, Inc.	(93,575)	(1,970,690)
Hub Group, Inc., Class A*	(30,521)	(1,265,095)
JB Hunt Transport Services, Inc.	(17,054)	(1,279,903)
Kansas City Southern	(17,153)	(1,811,185)
Kirby Corp.*	(1,745)	(174,134)
Knight Transportation, Inc.	(5,199)	(110,999)
Old Dominion Freight Line, Inc.*	(21,444)	(1,163,123)
Roadrunner Transportation Systems, Inc.*	(100,186)	(2,629,882)
Ryder System, Inc.	(26,435)	(1,881,908)
Saia, Inc.*	(74,411)	(2,504,674)
Swift Transportation Co.*	(49,937)	(1,088,627)
Universal Truckload Services, Inc.	(16,033)	(465,117)
UTi Worldwide, Inc. (British Virgin Islands)	(139,748)	(2,188,454)
Wesco Aircraft Holdings, Inc.*	(30,452)	(680,602)

		(23,941,955)

TOTAL COMMON STOCK (Proceeds $481,936,301)		(479,908,471)

RIGHTS — 0.0%
Community Health Systems, Inc., Contingent Value Rights*	(227,249)	(9,090)

TOTAL (Proceeds $14,771)		(9,090)

TOTAL SECURITIES SOLD SHORT — (58.3)% (Proceeds $481,951,072)		(479,917,561)

OTHER ASSETS IN EXCESS OF LIABILITIES - 41.2%		339,528,206

NET ASSETS - 100.0%		$823,613,115

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

computed on a federal income tax basis are as follows:

Aggregate cost	$968,735,232

Gross unrealized appreciation	28,557,118
Gross unrealized depreciation	(33,289,880)

Net unrealized depreciation	$(4,732,762)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Number of Shares	Value
LONG POSITIONS — 168.5%
COMMON STOCKS — 168.4%
Automobiles & Components — 4.2%
Dana Holding Corp.†	49,735	$940,986
Drew Industries, Inc.†	20,403	981,180
General Motors Co.*†	16,737	603,871
Gentex Corp.†	46,085	1,492,693
Goodyear Tire & Rubber Co. (The)†	69,496	1,644,275
Johnson Controls, Inc.†	24,300	1,120,716
Modine Manufacturing Co.*†	20,298	265,904
Remy International, Inc.†	210	4,202
Standard Motor Products, Inc.†	1,671	54,658
Tenneco, Inc.*†	26,724	1,518,992

		8,627,477

Capital Goods — 29.2%
3M Co.	8,391	1,075,642
AAON, Inc.†	11,245	333,527
AAR Corp.†	70,881	1,888,979
Aceto Corp.†	46,254	986,135
AECOM Technology Corp.*†	65,309	1,872,409
AGCO Corp.†	22,982	1,225,630
Alamo Group, Inc.†	5,283	265,312
Alliant Techsystems, Inc.†	363	52,163
Altra Industrial Motion Corp.†	23,931	750,476
Applied Industrial Technologies, Inc.	1,076	54,381
Barnes Group, Inc.†	3,153	118,048
Blount International, Inc.*†	38,740	496,647
Briggs & Stratton Corp.†	79,909	1,683,683
Carlisle Cos., Inc.†	12,146	905,241
Caterpillar, Inc.†	16,078	1,509,885
CIRCOR International, Inc.†	14,516	1,045,442
Comfort Systems USA, Inc.†	55,799	950,815
Crane Co.†	8,900	562,124
Cummins, Inc.†	7,612	966,572
Danaher Corp.	12,457	926,676
Donaldson Co., Inc.†	35,213	1,452,888
Dover Corp.†	16,480	1,426,509
DXP Enterprises, Inc.*	3,187	306,079
Emerson Electric Co.†	32,533	2,145,226
EnerSys, Inc.†	29,469	2,005,660
Federal Signal Corp.*†	84,631	1,042,654
Flowserve Corp.†	8,409	608,223
Fluor Corp.†	4,859	369,090
Foster Wheeler AG (Switzerland)*†	66,302	1,987,734
Gorman-Rupp Co. (The)†	11,374	362,034
Graco, Inc.†	964	66,988

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Honeywell International, Inc.†	2,013	$183,646
Hyster-Yale Materials Handling, Inc.†	9,589	822,353
IDEX Corp.†	21,507	1,548,719
Illinois Tool Works, Inc.†	22,445	1,770,237
Ingersoll-Rand PLC (Ireland)†	10,816	635,873
Joy Global, Inc.†	18,419	972,339
L-3 Communications Holdings, Inc.	2,769	307,553
Lincoln Electric Holdings, Inc.†	30,501	2,110,669
Lockheed Martin Corp.†	1,399	211,123
Manitowoc Co., Inc. (The)†	47,287	1,345,315
Masco Corp.†	68,865	1,457,183
Moog, Inc., Class A*	4,162	249,970
MRC Global, Inc.*†	79,072	2,207,690
Northrop Grumman Corp.†	10,686	1,234,767
Pall Corp.†	7,708	617,411
Parker Hannifin Corp.†	6,972	790,416
Pentair, Ltd.*†	23,033	1,712,043
Polypore International, Inc.*†	16,868	559,174
Precision Castparts Corp.†	5,210	1,327,248
Quanta Services, Inc.*†	24,322	758,117
Rockwell Automation, Inc.†	9,757	1,120,494
Roper Industries, Inc.†	2,797	383,860
Simpson Manufacturing Co., Inc.†	24,827	809,360
Spirit Aerosystems Holdings, Inc., Class A*†	62,663	2,124,902
SPX Corp.†	690	68,703
Standex International Corp.†	9,614	546,844
Thermon Group Holdings, Inc.*	825	22,341
United Rentals, Inc.*†	3,907	316,233
Valmont Industries, Inc.†	9,595	1,404,516
Watts Water Technologies, Inc., Class A†	9,688	542,722
WESCO International, Inc.*	7,669	636,220
WW Grainger, Inc.†	5,758	1,350,136

		59,591,049

Commercial & Professional Services — 9.6%
ACCO Brands Corp.*†	168,144	976,917
Brink’s Co. (The)†	5,855	185,252
Cintas Corp.†	16,724	954,439
Consolidated Graphics, Inc.*†	18,339	1,189,101
Deluxe Corp.†	5,493	266,685
Dun & Bradstreet Corp. (The)	1,382	152,020
Exponent, Inc.†	8,856	639,580
FTI Consulting, Inc.*†	62,325	2,310,388

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
G & K Services, Inc., Class A†	2,743	$153,306
Herman Miller, Inc.†	14,624	409,911
Insperity, Inc.†	19,595	647,027
Knoll, Inc.†	9,431	156,555
Manpowergroup, Inc.†	20,360	1,586,044
Mine Safety Appliances Co.†	605	30,480
Navigant Consulting, Inc.*†	37,426	657,575
On Assignment, Inc.*†	13,705	406,764
Pitney Bowes, Inc.†	33,625	846,678
Republic Services, Inc.†	35,081	1,123,644
RPX Corp.*†	83,123	1,348,255
RR Donnelley & Sons Co.†	67,646	1,249,422
Steelcase, Inc., Class A†	90,740	1,340,230
Tyco International, Ltd. (Switzerland)	5,890	238,486
UniFirst Corp.†	13,221	1,398,782
Waste Management, Inc.†	26,337	1,100,360
West Corp.†	13,188	304,907

		19,672,808

Consumer Durables & Apparel — 10.3%
Coach, Inc.†	25,146	1,204,242
Columbia Sportswear Co.†	17,118	1,272,723
Crocs, Inc.*†	45,827	703,444
Deckers Outdoor Corp.*†	19,068	1,486,351
Ethan Allen Interiors, Inc.†	43,694	1,102,837
Fossil Group, Inc.*†	17,006	1,901,781
G-III Apparel Group, Ltd.*†	4,168	291,635
Hanesbrands, Inc.†	13,752	978,317
Hasbro, Inc.†	40,864	2,007,240
La-Z-Boy, Inc.†	61,814	1,664,033
Leggett & Platt, Inc.†	24,022	721,140
Smith & Wesson Holding Corp.*†	36,217	474,081
Steven Madden, Ltd.*†	76,766	2,501,804
Sturm Ruger & Co., Inc.†	19,405	1,478,079
Tupperware Brands Corp.†	16,490	1,292,156
VF Corp.†	575	33,609
Whirlpool Corp.†	15,187	2,024,427

		21,137,899

Consumer Services — 5.3%
American Public Education, Inc.*†	29,636	1,254,492
Bally Technologies, Inc.*†	26,204	1,921,277
Bridgepoint Education, Inc.*†	13,874	241,130
Capella Education Co.	1,029	64,199
CEC Entertainment, Inc.†	2,349	126,752

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Cracker Barrel Old Country Store, Inc.†	1,968	$194,852
Education Management Corp.*†	27,280	189,050
International Game Technology†	101,923	1,470,749
Jack in the Box, Inc.*†	882	44,603
Las Vegas Sands Corp.	1,611	123,274
McDonald’s Corp.†	9,523	896,781
Service Corp. International†	53,962	955,127
Six Flags Entertainment Corp.†	36,188	1,298,787
Speedway Motorsports, Inc.†	6,250	119,750
Weight Watchers International, Inc.†	69,667	1,883,099

		10,783,922

Food & Staples Retailing — 2.3%
Safeway, Inc.†	55,890	1,746,004
SUPERVALU, Inc.*†	274,791	1,588,292
Wal-Mart Stores, Inc.†	17,022	1,271,203

		4,605,499

Food, Beverage & Tobacco — 14.5%
Altria Group, Inc.†	55,540	1,956,119
Archer-Daniels-Midland Co.†	61,471	2,426,875
Bunge, Ltd. (Bermuda)†	32,282	2,445,684
Coca-Cola Bottling Co. Consolidated†	173	11,812
Coca-Cola Co. (The)	3,938	148,935
Cott Corp. (Canada)†	67,480	530,393
Dean Foods Co.*†	137,518	2,172,784
Diamond Foods, Inc.*†	10,511	277,070
Dr Pepper Snapple Group, Inc.†	31,239	1,495,723
General Mills, Inc.†	16,049	770,673
Green Mountain Coffee Roasters, Inc.†	13,270	1,074,870
Hillshire Brands Co. (The)†	7,608	270,997
Ingredion, Inc.†	30,697	1,912,423
Kellogg Co.†	6,489	376,232
Kraft Foods Group, Inc.†	16,521	864,874
Lancaster Colony Corp.†	6,335	550,638
Lorillard, Inc.†	29,957	1,474,484
PepsiCo, Inc.†	16,504	1,326,261
Philip Morris International, Inc.†	26,320	2,056,645
Pilgrim’s Pride Corp.*†	128,010	2,141,607
Pinnacle Foods, Inc.†	9,801	264,627
Reynolds American, Inc.†	17,803	863,446
Sanderson Farms, Inc.†	31,394	2,334,144
Tyson Foods, Inc., Class A†	49,998	1,869,925

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Vector Group, Ltd.†	59	$1,054

		29,618,295

Health Care Equipment & Services — 14.1%
Air Methods Corp.*†	15,227	783,124
AMN Healthcare Services, Inc.*†	73,833	1,115,616
Cardinal Health, Inc.†	23,127	1,573,098
CareFusion Corp.*†	14,136	576,325
Chemed Corp.†	19,145	1,510,923
Community Health Systems, Inc.*†	2,943	121,870
Corvel Corp.*†	2,399	113,617
CR Bard, Inc.†	6,944	899,873
DaVita HealthCare Partners, Inc.*†	16,512	1,072,124
Ensign Group, Inc. (The)†	8,163	342,193
Hanger, Inc.*	4,733	160,023
Hill-Rom Holdings, Inc.†	18,831	683,000
Hologic, Inc.*†	29,526	630,675
ICU Medical, Inc.*†	22,188	1,431,348
IPC The Hospitalist Co., Inc.*†	6,154	328,501
Kindred Healthcare, Inc.†	64,990	1,230,911
Laboratory Corp. of America Holdings*†	14,830	1,332,179
LifePoint Hospitals, Inc.*†	13,944	739,171
MEDNAX, Inc.*†	38,224	2,126,783
Medtronic, Inc.†	9,414	532,456
Natus Medical, Inc.*	19,642	508,531
Omnicare, Inc.†	258	16,115
Owens & Minor, Inc.†	62,628	2,169,434
PharMerica Corp.*†	57,107	1,389,984
Quality Systems, Inc.†	53,150	978,492
Quest Diagnostics, Inc.†	39,533	2,075,482
ResMed, Inc.†	39,102	1,705,238
Select Medical Holdings Corp.†	17,291	186,743
Team Health Holdings, Inc.*†	33,735	1,456,003
Universal Health Services, Inc., Class B†	12,223	1,002,530

		28,792,362

Household & Personal Products — 3.5%
Avon Products, Inc.†	116,601	1,736,189
Clorox Co. (The)†	3,514	310,181
Energizer Holdings, Inc.†	13,764	1,300,698
Inter Parfums, Inc.†	27,058	880,467
Kimberly-Clark Corp.†	2,544	278,237
Prestige Brands Holdings, Inc.*†	64,066	1,938,637

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Procter & Gamble Co. (The)	8,423	$645,370

		7,089,779

Media — 5.3%
Cumulus Media, Inc., Class A*†	81,983	548,466
Graham Holdings Co., Class B†	1,302	815,130
Interpublic Group of Cos., Inc. (The)	10,414	169,956
John Wiley & Sons, Inc., Class A†	10,572	572,368
Loral Space & Communications, Inc.*†	11,696	869,598
Meredith Corp.†	20,899	956,756
Morningstar, Inc.†	7,381	569,813
National CineMedia, Inc.†	3,292	61,495
New York Times Co. (The), Class A†	24,026	339,728
News Corp., Class A*†	133,210	2,126,032
Scholastic Corp.†	35,745	1,179,228
Starz, Class A*†	54,503	1,524,994
Time Warner Cable, Inc.†	169	22,523
Time Warner, Inc.†	9,012	566,224
Twenty-First Century Fox, Inc., Class A†	15,340	488,119

		10,810,430

Pharmaceuticals, Biotechnology & Life Sciences — 4.9%
Allergan, Inc.†	248	28,421
Endo Health Solutions, Inc.*†	23,278	1,533,555
Johnson & Johnson†	10,141	897,174
Myriad Genetics, Inc.*†	77,218	2,133,533
PDL BioPharma, Inc.†	235,323	2,141,439
Pfizer, Inc.†	58,342	1,773,597
Questcor Pharmaceuticals, Inc.†	7,960	533,400
United Therapeutics Corp.*†	9,797	1,005,368

		10,046,487

Retailing — 16.8%
Ascena Retail Group, Inc.*	2,699	50,633
Bed Bath & Beyond, Inc.*†	35,331	2,255,884
Best Buy Co., Inc.†	62,486	1,470,920
Big Lots, Inc.*†	60,220	1,613,294
Brown Shoe Co., Inc.†	53,639	1,270,172
Buckle, Inc. (The)†	36,218	1,605,182
Cato Corp. (The)†	20,898	584,308
Dillard’s, Inc., Class A†	1,092	95,332
Dollar General Corp.*†	3,774	212,552
DSW, Inc., Class A†	42,317	1,593,235
Express, Inc.*†	61,128	1,058,737

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
GameStop Corp., Class A†	64,020	$2,245,181
GNC Holdings, Inc., Class A†	26,493	1,354,057
Group 1 Automotive, Inc.†	6,586	402,602
Guess?, Inc.†	78,027	2,188,657
Haverty Furniture Cos., Inc.†	18,310	509,384
Home Depot, Inc. (The)†	13,163	1,011,577
HSN, Inc.†	20,834	1,141,078
Jos A Bank Clothiers, Inc.*†	25,745	1,447,384
Kohl’s Corp.†	11,595	587,055
Lithia Motors, Inc., Class A†	4,162	234,279
Murphy USA, Inc.*†	49,818	1,929,949
Orbitz Worldwide, Inc.*†	57,957	417,290
PetSmart, Inc.†	34,383	2,166,129
Pier 1 Imports, Inc.†	107,793	2,059,924
Staples, Inc.†	125,368	1,649,843
Tiffany & Co.†	10,139	843,463
TJX Cos., Inc.	2,265	129,920
Urban Outfitters, Inc.*†	38,764	1,388,526
Williams-Sonoma, Inc.†	3,114	169,775
Zumiez, Inc.*†	30,484	656,016

		34,342,338

Semiconductors & Semiconductor Equipment — 8.7%
Amkor Technology, Inc.*	8,193	43,423
Analog Devices, Inc.†	1,485	71,681
Cabot Microelectronics Corp.*†	41,042	1,654,813
Cirrus Logic, Inc.*†	121,696	2,130,897
Fairchild Semiconductor International, Inc.*†	67,389	859,884
First Solar, Inc.*†	43,231	2,186,624
Freescale Semiconductor Ltd. (Bermuda)*	41,967	760,862
Intel Corp.†	44,738	1,097,871
Intersil Corp., Class A	19,753	223,999
KLA-Tencor Corp.†	37,516	2,306,109
Lattice Semiconductor Corp.*†	163,715	946,273
M/A-COM Technology Solutions Holdings, Inc.*†	639	10,863
MKS Instruments, Inc.	6,145	185,149
OmniVision Technologies, Inc.*†	135,848	2,090,701
Skyworks Solutions, Inc.*†	70,357	2,128,299
Texas Instruments, Inc.†	19,246	816,030
Xilinx, Inc.†	6,922	321,319

		17,834,797

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 17.3%
Accenture PLC, Class A (Ireland)	659	$52,641
ACI Worldwide, Inc.*†	18,474	1,119,709
Activision Blizzard, Inc.†	62,119	1,064,098
Amdocs Ltd. (Channel Islands)†	23,687	1,024,700
Booz Allen Hamilton Holding Corp.†	3,079	56,284
Broadridge Financial Solutions, Inc.	3,300	119,757
CA, Inc.†	43,002	1,379,504
Computer Sciences Corp.†	21,419	1,293,922
Comverse, Inc.*†	22,761	820,306
CoreLogic, Inc.*†	9,358	298,052
DST Systems, Inc.†	16,128	1,467,648
eBay, Inc.*†	18,165	966,378
ExlService Holdings, Inc.*†	42,293	1,063,669
FactSet Research Systems, Inc.†	9,752	1,031,469
FleetCor Technologies, Inc.*†	3,125	332,250
Forrester Research, Inc.†	4,281	160,709
Genpact, Ltd. (Bermuda)*†	118,726	2,014,780
iGATE Corp.*†	47,946	1,618,178
Liquidity Services, Inc.*†	55,596	1,321,517
Mentor Graphics Corp.†	75,097	1,562,018
Microsoft Corp.†	37,675	1,425,999
MicroStrategy, Inc., Class A*†	2,993	376,220
NeuStar, Inc., Class A*†	49,398	1,674,098
Oracle Corp.†	32,289	1,191,464
Paychex, Inc.†	17,761	742,765
Pegasystems, Inc.†	21,577	980,459
Progress Software Corp.*†	58,017	1,402,271
PTC, Inc.*†	7,155	255,290
Stamps.com, Inc.*†	33,628	1,326,961
Symantec Corp	94,024	2,013,054
Syntel, Inc.†	7,856	661,868
TeleTech Holdings, Inc.*†	24,461	533,739
Teradata Corp.*	7,582	311,772
TIBCO Software, Inc.*†	1,410	30,019
ValueClick, Inc.*†	61,101	1,313,672
Virtusa Corp.*†	27,314	936,324
Western Union Co. (The)†	97,676	1,504,210

		35,447,774

Technology Hardware & Equipment — 15.8%
Anixter International, Inc.*†	5,913	518,688
Apple, Inc.†	4,053	2,028,932
Avnet, Inc.†	1,336	54,869
AVX Corp.†	23,730	306,592
Benchmark Electronics, Inc.*†	54,010	1,227,647

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Brocade Communications Systems, Inc.*†	164,082	$1,532,526
CDW Corp.†	55,556	1,315,010
Checkpoint Systems, Inc.*†	34,787	464,059
Cisco Systems, Inc.†	23,378	512,212
Coherent, Inc.*†	7,688	513,866
Daktronics, Inc.†	47,211	689,753
EchoStar Corp., Class A*†	1,029	48,394
EMC Corp.	71,669	1,737,257
F5 Networks, Inc.*†	33	3,531
Fabrinet (Cayman Islands)*†	38,611	713,145
FARO Technologies, Inc.*†	5,018	259,531
Harris Corp.†	5,406	374,852
Hewlett-Packard Co.†	70,631	2,048,299
Insight Enterprises, Inc.*†	33,891	715,100
InterDigital, Inc.†	49,756	1,430,485
Lexmark International, Inc., Class A†	44,941	1,761,238
Motorola Solutions, Inc.†	6,370	406,406
NETGEAR, Inc.*†	4,924	157,125
Newport Corp.*†	29,121	528,255
PC Connection, Inc.†	10,313	211,004
Plexus Corp.*†	40,867	1,597,900
QLogic Corp.*†	120,752	1,397,101
QUALCOMM, Inc.†	19,426	1,441,798
Rofin-Sinar Technologies, Inc.*†	4,718	108,986
Rogers Corp.*†	17,424	1,057,637
SanDisk Corp.†	33,229	2,311,077
Sanmina Corp.*†	75,915	1,269,299
ScanSource, Inc.*†	35,468	1,331,469
Super Micro Computer, Inc.*†	18,278	375,796
TE Connectivity, Ltd. (Switzerland)†	1,305	73,746
Universal Display Corp.*†	9,195	298,654
Western Digital Corp.†	117	10,082
Xerox Corp.†	3,350	36,348
Zebra Technologies Corp., Class A*†	25,029	1,375,594

		32,244,263

Telecommunication Services — 3.8%
AT&T, Inc.†	65,846	2,193,989
Atlantic Tele-Network, Inc.†	4,704	274,008
CenturyLink, Inc.†	18,230	526,118
Frontier Communications Corp.†	424,369	1,994,534
Verizon Communications, Inc.†	44,815	2,152,016
Windstream Holdings, Inc.†	89,262	667,680

		7,808,345

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — 2.8%
CSX Corp.†	29,018	$780,874
Expeditors International of Washington, Inc.†	19,650	802,899
Matson, Inc.†	44,143	1,056,342
Norfolk Southern Corp.†	21,227	1,965,408
Union Pacific Corp.†	2,491	434,032
United Parcel Service, Inc., Class B†	6,572	625,852

		5,665,407

TOTAL COMMON STOCKS (Cost $347,844,134)		344,118,931

EXCHANGE TRADED FUNDS — 0.1%
SPDR S&P 500 ETF Trust	689	122,766

TOTAL EXCHANGE TRADED FUNDS (Cost $122,217)		122,766

TOTAL LONG POSITIONS - 168.5% (Cost $347,966,351)**		344,241,697

SHORT POSITIONS — (72.0)%
COMMON STOCKS — (72.0)%
Automobiles & Components — (1.6)%
Allison Transmission Holdings, Inc.	(11,655)	(334,848)
American Axle & Manufacturing Holdings, Inc.*	(39,706)	(739,326)
BorgWarner, Inc.	(5,032)	(270,218)
Dorman Products, Inc.*	(12,129)	(632,649)
Fox Factory Holding Corp.*	(7,824)	(126,905)
Gentherm, Inc.*	(27,968)	(712,625)
TRW Automotive Holdings Corp.*	(1,116)	(82,751)
Winnebago Industries, Inc.*	(14,678)	(351,685)

		(3,251,007)

Capital Goods — (8.5)%
Acuity Brands, Inc.	(886)	(112,557)
Apogee Enterprises, Inc.	(23,845)	(805,961)
Armstrong World Industries, Inc.*	(10,830)	(603,014)
Astec Industries, Inc.	(9,146)	(340,231)
AZZ, Inc.	(12,598)	(526,722)
Babcock & Wilcox Co. (The)	(9,488)	(325,249)
Beacon Roofing Supply, Inc.*	(14,932)	(564,280)
Brady Corp., Class A	(10,014)	(273,983)
Builders FirstSource, Inc.*	(39,852)	(320,809)
Colfax Corp.*	(3,254)	(196,054)
Eaton Corp. PLC (Ireland)	(11,754)	(859,100)
Encore Wire Corp.	(2,577)	(131,659)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
EnPro Industries, Inc.*	(614)	$(44,540)
ESCO Technologies, Inc.	(2,076)	(72,452)
Fastenal Co.	(681)	(29,916)
Fortune Brands Home & Security, Inc.	(5,847)	(263,466)
Franklin Electric Co., Inc.	(5,591)	(222,745)
Griffon Corp.	(1,442)	(18,112)
Harsco Corp.	(1,176)	(29,859)
II-VI, Inc.*	(61,855)	(944,526)
ITT Corp.	(11,596)	(474,856)
John Bean Technologies Corp.	(12,923)	(398,933)
Kaman Corp.	(1,655)	(64,148)
Meritor, Inc.*	(13,188)	(144,804)
Middleby Corp. (The)*	(3,637)	(896,811)
MSC Industrial Direct Co., Inc., Class A	(1,252)	(105,193)
Mueller Water Products, Inc., Class A	(21,124)	(183,356)
Nordson Corp.	(4,383)	(303,830)
Nortek, Inc.*	(20)	(1,504)
Power Solutions International, Inc.*	(1,833)	(121,913)
Proto Labs, Inc.*	(7,020)	(557,107)
Quanex Building Products Corp.	(11,069)	(209,758)
Raven Industries, Inc.	(12,482)	(467,451)
RBC Bearings, Inc.*	(11,667)	(756,488)
Rexnord Corp.*	(16,932)	(439,893)
Rush Enterprises, Inc., Class A*	(12,242)	(338,369)
Stanley Black & Decker, Inc.	(3,642)	(281,891)
Sun Hydraulics Corp.	(4,554)	(166,449)
Tennant Co.	(9,662)	(619,624)
Textainer Group Holdings Ltd., (Bermuda)	(13,369)	(485,161)
Timken Co.	(5,090)	(286,720)
Trimas Corp.*	(16,978)	(590,834)
Universal Forest Products, Inc.	(11,833)	(621,824)
USG Corp.*	(11,183)	(342,200)
Wabash National Corp.*	(38,280)	(524,819)
Wabtec Corp.	(12,791)	(944,104)
Watsco, Inc.	(217)	(20,533)
Woodward, Inc.	(5,291)	(226,719)
Xylem, Inc.	(4,008)	(133,707)

		(17,394,234)

Commercial & Professional Services — (6.4)%
ABM Industries, Inc.	(23,923)	(637,787)
Acacia Research Corp.	(76,988)	(1,063,974)
Advisory Board Co. (The)*	(16,081)	(1,018,088)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Clean Harbors, Inc.*	(13,035)	$(731,003)
Copart, Inc.*	(6,964)	(238,726)
Corporate Executive Board Co. (The)	(8,720)	(637,433)
Covanta Holding Corp.	(56,531)	(1,017,559)
EnerNOC, Inc.*	(13,431)	(300,854)
Equifax, Inc.	(1,152)	(80,709)
Healthcare Services Group, Inc.	(28,952)	(785,468)
ICF International, Inc.*	(5,770)	(194,218)
IHS, Inc., Class A*	(559)	(63,396)
Interface, Inc.	(33,396)	(699,646)
Iron Mountain, Inc.	(4,457)	(117,709)
Kelly Services, Inc., Class A	(5,861)	(140,547)
Korn/Ferry International*	(13,657)	(320,393)
Mistras Group, Inc.*	(18,295)	(427,371)
Nielsen Holdings NV (Netherlands)	(12,582)	(532,093)
Quad/Graphics, Inc.	(6,024)	(138,130)
Rollins, Inc.	(3,790)	(109,228)
Stericycle, Inc.*	(2,987)	(349,658)
Team, Inc.*	(3,470)	(146,885)
Tetra Tech, Inc.*	(4,773)	(140,851)
TrueBlue, Inc.*	(25,144)	(616,782)
Verisk Analytics, Inc., Class A*	(7,993)	(510,433)
WageWorks, Inc.*	(17,618)	(1,095,663)
Waste Connections, Inc.	(22,463)	(918,287)

		(13,032,891)

Consumer Durables & Apparel — (4.7)%
Arctic Cat, Inc.	(6,441)	(272,712)
Carter’s, Inc.	(10,576)	(711,237)
Harman International Industries, Inc.	(1,734)	(179,348)
Iconix Brand Group, Inc.*	(25,873)	(962,476)
iRobot Corp.*	(29,360)	(1,037,582)
Jarden Corp.*	(897)	(54,224)
Jones Group, Inc. (The)	(26,162)	(385,890)
Mohawk Industries, Inc.*	(7,436)	(1,057,250)
Nike, Inc., Class B	(2,402)	(174,986)
Oxford Industries, Inc.	(11,649)	(879,150)
Polaris Industries, Inc.	(2,839)	(355,443)
PVH Corp.	(6,122)	(739,966)
Quiksilver, Inc.*	(40,953)	(288,719)
Tempur Sealy International, Inc.*	(15,550)	(766,460)
Under Armour, Inc., Class A*	(10,688)	(1,155,480)
Wolverine World Wide, Inc.	(17,550)	(489,645)

		(9,510,568)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (9.1)%
Allegion Pub Ltd. Co. (Ireland)*	(2,084)	$(102,845)
Ascent Capital Group, Inc., Class A*	(6,174)	(441,750)
BJ’s Restaurants, Inc.*	(27,901)	(791,272)
Bob Evans Farms, Inc.	(19,862)	(998,065)
Boyd Gaming Corp.*	(106,139)	(1,120,828)
Bright Horizons Family Solutions, Inc.*	(10,673)	(392,233)
Burger King Worldwide, Inc.	(22,290)	(542,539)
Carnival Corp. (Panama)	(22,916)	(898,078)
Chipotle Mexican Grill, Inc.*	(656)	(362,086)
Churchill Downs, Inc.	(8,709)	(776,059)
Chuy’s Holdings, Inc.*	(12,254)	(442,614)
ClubCorp Holdings, Inc.	(29,401)	(532,452)
Darden Restaurants, Inc.	(7,481)	(369,861)
Domino’s Pizza, Inc.	(3,299)	(232,942)
Dunkin’ Brands Group, Inc.	(2,347)	(109,206)
Fiesta Restaurant Group, Inc.*	(84)	(3,609)
Hillenbrand, Inc.	(20,398)	(552,174)
International Speedway Corp., Class A	(8,931)	(299,814)
K12, Inc.*	(22,022)	(483,383)
Krispy Kreme Doughnuts, Inc.*	(14,993)	(258,629)
Life Time Fitness, Inc.*	(17,611)	(724,869)
LifeLock, Inc.*	(37,415)	(763,640)
Marriott International, Inc., Class A	(5,414)	(266,910)
Masonite International Corp.*	(5,233)	(287,815)
Matthews International Corp., Class A	(6,415)	(272,766)
MGM Resorts International*	(18,710)	(455,776)
Multimedia Games Holding Co., Inc.*	(14,944)	(474,621)
Orient-Express Hotels Ltd., Class A (Bermuda)*	(31,595)	(447,385)
Panera Bread Co., Class A*	(388)	(65,599)
Papa John’s International, Inc.	(18,288)	(880,201)
Pinnacle Entertainment, Inc.*	(42,673)	(932,405)
Popeyes Louisiana Kitchen, Inc.*	(17,131)	(689,523)
Red Robin Gourmet Burgers, Inc.*	(6,160)	(396,889)
Regis Corp.	(38,439)	(473,953)
SeaWorld Entertainment, Inc.	(1,624)	(52,650)
Vail Resorts, Inc.	(13,214)	(900,534)
Wyndham Worldwide Corp.	(1,284)	(91,087)
Wynn Resorts Ltd.	(3,098)	(673,567)

		(18,560,629)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (3.1)%
Casey’s General Stores, Inc.	(8,299)	$(569,892)
Chefs’ Warehouse, Inc. (The)*	(8,879)	(209,633)
Costco Wholesale Corp.	(2,279)	(256,068)
Fresh Market, Inc. (The)*	(25,326)	(885,397)
Natural Grocers by Vitamin Cottage, Inc.*	(11,779)	(447,249)
PriceSmart, Inc.	(6,013)	(546,582)
Rite Aid Corp.*	(123,791)	(687,040)
Sprouts Farmers Market, Inc.*	(15,209)	(543,570)
Susser Holdings Corp.*	(14,375)	(876,588)
United Natural Foods, Inc.*	(13,963)	(943,480)
Walgreen Co.	(1,750)	(100,362)
Weis Markets, Inc.	(4,497)	(221,342)
Whole Foods Market, Inc.	(2,413)	(126,103)

		(6,413,306)

Food, Beverage & Tobacco — (5.1)%
B&G Foods, Inc.	(15,250)	(499,742)
Beam, Inc.	(10,485)	(873,400)
Boston Beer Co., Inc. (The), Class A*	(3,460)	(720,753)
Boulder Brands, Inc.*	(39,166)	(561,640)
Brown-Forman Corp., Class B	(6,986)	(537,923)
Campbell Soup Co.	(10,131)	(417,498)
Coca-Cola Enterprises, Inc.	(5,279)	(228,528)
ConAgra Foods, Inc.	(18,671)	(593,551)
Darling International, Inc.*	(9,033)	(176,685)
Flowers Foods, Inc.	(37,496)	(785,541)
Fresh del Monte Produce, Inc., (Cayman Islands)	(34,313)	(907,922)
Hain Celestial Group, Inc. (The)*	(9,757)	(896,571)
Monster Beverage Corp.*	(12,198)	(828,244)
National Beverage Corp.*	(1,848)	(38,309)
Post Holdings, Inc.*	(15,131)	(809,962)
Snyders-Lance, Inc.	(14,185)	(378,881)
SunOpta, Inc. (Canada)*	(59,230)	(553,800)
WhiteWave Foods Co., Class A*	(26,407)	(639,313)

		(10,448,263)

Health Care Equipment & Services — (6.3)%
Acadia Healthcare Co., Inc.*	(10,947)	(558,735)
Alere, Inc.*	(6,517)	(246,994)
Allscripts Healthcare Solutions, Inc.*	(29,861)	(494,498)
AmerisourceBergen Corp.	(6,704)	(450,643)
Amsurg Corp.*	(1,554)	(64,879)
athenahealth, Inc.*	(7,615)	(1,122,451)
Brookdale Senior Living, Inc.*	(9,681)	(265,840)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Capital Senior Living Corp.*	(33,679)	$(756,767)
Cerner Corp.*	(7,468)	(424,854)
Community Health Systems, Inc.*	(2,943)	(121,882)
Computer Programs & Systems, Inc.	(4,073)	(272,158)
Cooper Cos., Inc. (The)	(492)	(61,146)
Envision Healthcare Holdings, Inc.*	(14,858)	(491,205)
ExamWorks Group, Inc.*	(17,010)	(523,738)
Express Scripts Holding Co.*	(1,984)	(148,185)
HealthSouth Corp.	(404)	(12,572)
HealthStream, Inc.*	(14,254)	(413,651)
HMS Holdings Corp.*	(15,252)	(351,254)
MedAssets, Inc.*	(11,951)	(263,400)
Medidata Solutions, Inc.*	(15,603)	(984,549)
Merit Medical Systems, Inc.*	(2,474)	(35,551)
MWI Veterinary Supply, Inc.*	(3,392)	(631,794)
National Healthcare Corp.	(3,249)	(168,948)
Neogen Corp.*	(17,333)	(728,333)
Omnicell, Inc.*	(2,192)	(56,597)
Patterson Cos., Inc.	(12,312)	(491,988)
Quidel Corp.*	(33,795)	(998,980)
Spectranetics Corp.*	(35,741)	(929,981)
Staar Surgical Co.*	(7,627)	(125,235)
Tenet Healthcare Corp.*	(7,120)	(327,591)
Veeva Systems, Inc., Class A*	(4,619)	(146,838)
West Pharmaceutical Services, Inc.	(5,475)	(259,789)

		(12,931,026)

Household & Personal Products — (0.5)%
Church & Dwight Co., Inc.	(1,929)	(124,575)
Colgate-Palmolive Co.	(996)	(60,985)
Spectrum Brands Holdings, Inc.	(8,207)	(617,577)
WD-40 Co.	(3,062)	(210,451)

		(1,013,588)

Media — (2.8)%
AMC Networks, Inc., Class A*	(5,678)	(365,890)
Cablevision Systems Corp., Class A	(17,480)	(280,379)
Charter Communications, Inc., Class A*	(7,277)	(996,949)
Comcast Corp., Class A	(5,577)	(303,668)
DISH Network Corp., Class A*	(6,330)	(356,885)
Gray Television, Inc.*	(14,751)	(167,866)
Lamar Advertising Co., Class A*	(4,946)	(240,672)
LIN Media, LLC, Class A*	(37,237)	(920,126)
MDC Partners, Inc., Class A	(16,129)	(387,580)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Nexstar Broadcasting Group, Inc., Class A	(18,664)	$(896,805)
Omnicom Group, Inc.	(1,606)	(116,563)
Sinclair Broadcast Group, Inc., Class A	(14,752)	(463,508)
Sirius XM Holdings, Inc.*	(61,906)	(221,623)

		(5,718,514)

Pharmaceuticals, Biotechnology & Life Sciences — (2.2)%
Agilent Technologies, Inc.	(3,263)	(189,743)
Bio-Rad Laboratories, Inc., Class A*	(5,754)	(731,448)
Bruker Corp.*	(38,154)	(776,434)
Covance, Inc.*	(6,769)	(640,076)
Illumina, Inc.*	(4,846)	(736,593)
Luminex Corp.*	(19,050)	(348,044)
PAREXEL International Corp.*	(14,281)	(697,056)
PerkinElmer, Inc.	(8,796)	(383,506)
Waters Corp.*	(372)	(40,276)

		(4,543,176)

Retailing — (9.7)%
Abercrombie & Fitch Co., Class A	(23,592)	(834,685)
Advance Auto Parts, Inc.	(1,309)	(150,286)
Amazon.com, Inc.*	(1,794)	(643,490)
Asbury Automotive Group, Inc.*	(17,832)	(838,461)
Barnes & Noble, Inc.*	(2,846)	(38,364)
Container Store Group, Inc. (The)*	(11,280)	(414,541)
Core-Mark Holding Co., Inc.	(13,122)	(992,679)
Dick’s Sporting Goods, Inc.	(17,879)	(938,648)
Expedia, Inc.	(6,759)	(439,200)
Finish Line, Inc. (The), Class A	(26,510)	(679,982)
Five Below, Inc.*	(6,549)	(240,021)
Francesca’s Holdings Corp.*	(8,466)	(160,854)
Genesco, Inc.*	(13,706)	(962,435)
Groupon, Inc.*	(78,438)	(820,461)
Hibbett Sports, Inc.*	(4,688)	(281,327)
HomeAway, Inc.*	(14,202)	(580,294)
LKQ Corp.*	(85)	(2,301)
Mattress Firm Holding Corp.*	(2,189)	(89,092)
Monro Muffler Brake, Inc.	(5,667)	(314,575)
Netflix, Inc.*	(345)	(141,219)
Office Depot, Inc.*	(195,418)	(955,594)
O’Reilly Automotive, Inc.*	(1,704)	(223,190)
Overstock.com, Inc.*	(17,871)	(376,363)
Penske Automotive Group, Inc.	(13,660)	(586,151)
Pep Boys-Manny Moe & Jack (The)*	(44,902)	(536,130)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Pool Corp.	(11,758)	$(637,048)
priceline.com, Inc.*	(443)	(507,186)
Restoration Hardware Holdings, Inc.*	(4,092)	(232,180)
RetailMeNot, Inc.*	(21,508)	(761,598)
Shutterfly, Inc.*	(20,211)	(957,193)
Signet Jewelers Ltd. (Bermuda)	(10,872)	(864,868)
Sonic Automotive, Inc., Class A	(41,757)	(936,610)
Stage Stores, Inc.	(52,130)	(1,021,749)
Stein Mart, Inc.	(26,571)	(328,949)
Tile Shop Holdings, Inc.*	(17,217)	(243,276)
TripAdvisor, Inc.*	(9,351)	(721,804)
Ulta Salon Cosmetics & Fragrance, Inc.*	(1,100)	(94,281)
Vitamin Shoppe, Inc.*	(6,078)	(272,416)

		(19,819,501)

Software & Services — (4.4)%
Blackhawk Network Holdings, Inc.*	(13,206)	(347,450)
CACI International, Inc., Class A*	(5,835)	(431,907)
CommVault Systems, Inc.*	(12,159)	(839,822)
Convergys Corp.	(4,842)	(98,631)
CSG Systems International, Inc.	(14,188)	(425,072)
EPAM Systems, Inc.*	(25,847)	(1,057,142)
Fidelity National Information Services, Inc.	(4,680)	(237,277)
Fiserv, Inc.*	(1,687)	(94,556)
Fortinet, Inc.*	(43,343)	(918,872)
Gartner, Inc.*	(4,251)	(298,973)
Gigamon, Inc.*	(2,109)	(64,240)
ManTech International Corp., Class A	(549)	(15,976)
MasterCard, Inc., Class A	(3,390)	(256,555)
MAXIMUS, Inc.	(16,162)	(684,784)
Qualys, Inc.*	(19,947)	(578,064)
Red Hat, Inc.*	(11,099)	(627,094)
Science Applications International Corp.	(10,552)	(390,530)
Total System Services, Inc.	(9,094)	(271,729)
Vantiv, Inc., Class A*	(13,508)	(409,833)
Verifone Systems, Inc.*	(28,580)	(829,106)

		(8,877,613)

Technology Hardware & Equipment — (3.9)%
Amphenol Corp., Class A	(4,422)	(384,183)
Arrow Electronics, Inc.*	(14,339)	(736,738)
Cognex Corp.	(20,115)	(793,537)
CTS Corp.	(1,643)	(30,708)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
FEI Co.	(4,496)	$(421,365)
Ingram Micro, Inc., Class A*	(41,003)	(1,025,895)
InvenSense, Inc.*	(6,778)	(133,459)
IPG Photonics Corp.*	(3,666)	(245,145)
Itron, Inc.*	(12,773)	(515,774)
Littelfuse, Inc.	(3,404)	(304,659)
Measurement Specialties, Inc.*	(11,446)	(631,476)
Methode Electronics, Inc.	(1,147)	(38,608)
MTS Systems Corp.	(14,452)	(1,016,409)
National Instruments Corp.	(21,209)	(615,061)
OSI Systems, Inc.*	(5,227)	(302,800)
Park Electrochemical Corp.	(341)	(10,288)
SYNNEX Corp.*	(12,865)	(722,370)
Trimble Navigation Ltd.*	(2,290)	(74,036)

		(8,002,511)

Transportation — (3.7)%
Atlas Air Worldwide Holdings, Inc.*	(19,256)	(680,314)
Forward Air Corp.	(4,346)	(193,571)
Genesee & Wyoming, Inc., Class A*	(6,834)	(617,384)
Heartland Express, Inc.	(28,028)	(590,270)
Hub Group, Inc., Class A*	(10,190)	(422,376)
JB Hunt Transport Services, Inc.	(4,111)	(308,531)
Kansas City Southern	(6,436)	(679,577)
Kirby Corp.*	(626)	(62,469)
Old Dominion Freight Line, Inc.*	(5,569)	(302,063)
Roadrunner Transportation Systems, Inc.*	(32,261)	(846,851)
Ryder System, Inc.	(7,549)	(537,413)
Saia, Inc.*	(24,590)	(827,699)
Swift Transportation Co.*	(17,286)	(376,835)
Universal Truckload Services, Inc.	(5,132)	(148,879)
UTi Worldwide, Inc. (British Virgin Islands)	(46,912)	(734,642)
Wesco Aircraft Holdings, Inc.*	(11,758)	(262,791)

		(7,591,665)

TOTAL COMMON STOCK (Proceeds $149,304,740)		(147,108,492)

RIGHTS — 0.0%
Community Health Systems, Inc., Contingent Value Rights*	(69,912)	(2,796)

TOTAL (Proceeds $4,544)		(2,796)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

TOTAL SECURITES SOLD SHORT - (72.0)% (Proceeds $149,309,284)	$(147,111,288)

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%	7,197,649

NET ASSETS - 100.0%	$204,328,058

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$347,966,351

Gross unrealized appreciation	9,512,004
Gross unrealized depreciation	(13,236,658)

Net unrealized depreciation	$(3,724,654)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Number of Shares	Value
LONG POSITIONS - 120.3%
COMMON STOCKS — 120.3%
Automobiles & Components — 3.1%
Dana Holding Corp.†	17,946	$339,538
Drew Industries, Inc.†	8,388	403,379
General Motors Co.*†	5,437	196,167
Gentex Corp.†	18,452	597,660
Goodyear Tire & Rubber Co. (The)†	29,197	690,801
Johnson Controls, Inc.†	8,790	405,395
Modine Manufacturing Co.*†	8,676	113,656
Standard Motor Products, Inc.†	1,479	48,378
Tenneco, Inc.*†	9,052	514,516

		3,309,490

Capital Goods — 19.8%
3M Co.	3,096	396,876
AAON, Inc.†	199	5,902
AAR Corp.†	27,135	723,148
Aceto Corp.†	8,626	183,906
AECOM Technology Corp.*†	22,925	657,260
AGCO Corp.†	8,603	458,798
Alamo Group, Inc.†	2,729	137,050
Alliant Techsystems, Inc.†	8	1,150
Altra Industrial Motion Corp.†	5,788	181,512
Applied Industrial Technologies, Inc.	656	33,154
Barnes Group, Inc.†	551	20,629
Blount International, Inc.*†	20,097	257,644
Briggs & Stratton Corp.†	33,138	698,218
Carlisle Cos., Inc.†	4,540	338,366
Caterpillar, Inc.†	6,363	597,549
CIRCOR International, Inc.†	5,771	415,627
Comfort Systems USA, Inc.†	28,603	487,395
Crane Co.†	3,123	197,249
Cummins, Inc.†	3,010	382,210
Danaher Corp.	3,573	265,795
Donaldson Co., Inc.†	12,286	506,920
Dover Corp.†	4,314	373,420
DXP Enterprises, Inc.*	1,457	139,930
Emerson Electric Co.†	11,881	783,433
EnerSys, Inc.†	10,082	686,181
Federal Signal Corp.*†	39,086	481,540
Flowserve Corp.	2,429	175,690
Fluor Corp.	405	30,764
Foster Wheeler AG (Switzerland)*†	25,838	774,623
Gorman-Rupp Co. (The)†	4,653	148,105
Honeywell International, Inc.	481	43,882

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Hyster-Yale Materials Handling, Inc.†	1,397	$119,807
IDEX Corp.†	7,698	554,333
Illinois Tool Works, Inc.†	8,591	677,572
Ingersoll-Rand PLC (Ireland)†	3,053	179,486
Joy Global, Inc.†	6,677	352,479
L-3 Communications Holdings, Inc.	1,220	135,505
Lincoln Electric Holdings, Inc.†	10,779	745,907
Lockheed Martin Corp.†	882	133,103
Manitowoc Co., Inc. (The)†	2,555	72,690
Masco Corp.†	22,169	469,096
Moog, Inc., Class A*	1,475	88,588
MRC Global, Inc.*†	29,373	820,094
Northrop Grumman Corp.†	3,868	446,947
Pall Corp.†	2,427	194,403
Parker Hannifin Corp.†	2,279	258,370
Pentair, Ltd.*†	7,293	542,089
Polypore International, Inc.*†	6,633	219,884
Precision Castparts Corp.†	2,003	510,264
Quanta Services, Inc.*†	9,582	298,671
Rockwell Automation, Inc.†	3,691	423,874
Roper Industries, Inc.†	973	133,535
Simpson Manufacturing Co., Inc.†	7,926	258,388
Spirit Aerosystems Holdings, Inc., Class A*†	22,593	766,129
SPX Corp.†	233	23,200
Standex International Corp.†	5,052	287,358
Thermon Group Holdings, Inc.*†	3,842	104,041
Valmont Industries, Inc.†	3,820	559,172
Watts Water Technologies, Inc., Class A†	3,606	202,008
WESCO International, Inc.*	3,219	267,048
WW Grainger, Inc.†	2,029	475,760

		20,903,727

Commercial & Professional Services — 7.0%
ACCO Brands Corp.*†	57,857	336,149
Cintas Corp.†	6,757	385,623
Consolidated Graphics, Inc.*†	9,140	592,638
Deluxe Corp.†	185	8,982
Dun & Bradstreet Corp. (The)	278	30,580
Exponent, Inc.†	4,362	315,024
FTI Consulting, Inc.*†	23,728	879,597
G & K Services, Inc., Class A	1,402	78,358
Herman Miller, Inc.†	2,824	79,157
Insperity, Inc.†	10,165	335,648

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Knoll, Inc.	1,117	$18,542
Manpowergroup, Inc.†	7,133	555,661
Navigant Consulting, Inc.*†	19,446	341,666
On Assignment, Inc.*	1,200	35,616
Pitney Bowes, Inc.†	1,103	27,774
Republic Services, Inc.†	15,481	495,856
RPX Corp.*	42,945	696,568
RR Donnelley & Sons Co.†	25,032	462,341
Steelcase, Inc., Class A†	30,769	454,458
Tyco International, Ltd. (Switzerland)	1,291	52,273
UniFirst Corp.†	6,002	635,012
Waste Management, Inc.†	10,349	432,381
West Corp.†	5,816	134,466

		7,384,370

Consumer Durables & Apparel — 7.4%
Coach, Inc.†	9,707	464,868
Columbia Sportswear Co.†	8,544	635,246
Crocs, Inc.*†	16,796	257,819
Deckers Outdoor Corp.*†	7,054	549,859
Ethan Allen Interiors, Inc.†	22,805	575,598
Fossil Group, Inc.*†	6,427	718,731
G-III Apparel Group Ltd.*†	159	11,125
Hanesbrands, Inc.†	4,073	289,753
Hasbro, Inc.†	14,601	717,201
La-Z-Boy, Inc.†	20,170	542,976
Leggett & Platt, Inc.†	8,846	265,557
Smith & Wesson Holding Corp.*†	11,462	150,038
Steven Madden, Ltd.*†	30,240	985,522
Sturm Ruger & Co., Inc.†	6,881	524,126
Tupperware Brands Corp.†	4,527	354,736
VF Corp.†	1,761	102,930
Whirlpool Corp.†	5,034	671,032

		7,817,117

Consumer Services — 3.4%
American Public Education, Inc.*†	15,493	655,819
Bally Technologies, Inc.*†	8,443	619,041
Bridgepoint Education, Inc.*	1,876	32,605
Capella Education Co.	189	11,792
CEC Entertainment, Inc.†	53	2,860
Cracker Barrel Old Country Store, Inc.	502	49,703
Education Management Corp.*†	3,231	22,391
International Game Technology†	15,444	222,857
Jack in the Box, Inc.*†	251	12,693

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
McDonald’s Corp.†	4,429	$417,079
Service Corp. International	20,539	363,540
Six Flags Entertainment Corp.†	14,693	527,332
Speedway Motorsports, Inc.†	2,856	54,721
Weight Watchers International, Inc.†	20,769	561,386

		3,553,819

Food & Staples Retailing — 1.7%
Safeway, Inc.†	23,751	741,981
SUPERVALU, Inc.*†	85,823	496,057
Wal-Mart Stores, Inc.†	7,816	583,699

		1,821,737

Food, Beverage & Tobacco — 10.5%
Altria Group, Inc.†	22,396	788,787
Archer-Daniels-Midland Co.†	21,287	840,411
Bunge, Ltd. (Bermuda)†	12,604	954,879
Coca-Cola Co. (The)	571	21,595
Cott Corp. (Canada)†	27,977	219,899
Dean Foods Co.*†	47,999	758,384
Diamond Foods, Inc.*†	1,900	50,084
Dr Pepper Snapple Group, Inc.†	11,732	561,728
General Mills, Inc.†	6,820	327,496
Green Mountain Coffee Roasters, Inc.†	3,696	299,376
Hillshire Brands Co. (The)†	3,120	111,134
Ingredion, Inc.†	11,298	703,865
Kellogg Co.†	2,908	168,606
Kraft Foods Group, Inc.†	6,841	358,126
Lancaster Colony Corp.†	2,447	212,693
Lorillard, Inc.†	12,911	635,479
PepsiCo, Inc.†	6,553	526,599
Philip Morris International, Inc.†	10,449	816,485
Pilgrim’s Pride Corp.*†	39,948	668,330
Pinnacle Foods, Inc.†	5,692	153,684
Reynolds American, Inc.†	8,632	418,652
Sanderson Farms, Inc.†	10,912	811,307
Tyson Foods, Inc., Class A†	17,650	660,110
Vector Group, Ltd.	118	2,107

		11,069,816

Health Care Equipment & Services — 10.1%
Air Methods Corp.*	3,975	204,434
AMN Healthcare Services, Inc.*†	29,607	447,362
Cardinal Health, Inc.†	8,491	577,558
CareFusion Corp.*†	5,385	219,546

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Chemed Corp.†	7,024	$554,334
Corvel Corp.*†	6	284
CR Bard, Inc.†	2,626	340,303
DaVita HealthCare Partners, Inc.*†	6,878	446,589
Ensign Group, Inc. (The)†	4,247	178,034
Hanger, Inc.*	2,555	86,385
Hill-Rom Holdings, Inc.†	6,159	223,387
Hologic, Inc.*†	12,212	260,848
ICU Medical, Inc.*†	9,279	598,588
IPC The Hospitalist Co., Inc.*†	2,726	145,514
Kindred Healthcare, Inc.†	19,378	367,019
Laboratory Corp. of America Holdings*†	4,895	439,718
LifePoint Hospitals, Inc.*†	5,164	273,744
MEDNAX, Inc.*†	15,256	848,844
Medtronic, Inc.†	4,519	255,595
Natus Medical, Inc.*	6,830	176,829
Owens & Minor, Inc.†	22,812	790,208
PharMerica Corp.*†	24,339	592,411
Quality Systems, Inc.†	14,379	264,717
Quest Diagnostics, Inc.†	15,250	800,625
ResMed, Inc.†	15,890	692,963
Select Medical Holdings Corp.†	5,181	55,955
Team Health Holdings, Inc.*†	11,459	494,570
Universal Health Services, Inc., Class B†	4,123	338,168

		10,674,532

Household & Personal Products — 2.6%
Avon Products, Inc.†	36,485	543,262
Clorox Co. (The)†	1,528	134,877
Coty, Inc.	596	8,040
Energizer Holdings, Inc.†	4,985	471,082
Inter Parfums, Inc.†	11,152	362,886
Kimberly-Clark Corp.†	1,548	169,305
Prestige Brands Holdings, Inc.*†	27,452	830,698
Procter & Gamble Co. (The)†	3,336	255,604

		2,775,754

Media — 3.7%
Cumulus Media, Inc., Class A*†	20,068	134,255
Graham Holdings Co., Class B†	491	307,395
John Wiley & Sons, Inc., Class A†	4,639	251,155
Loral Space & Communications, Inc.*†	6,154	457,550
Meredith Corp.†	7,813	357,679

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Morningstar, Inc.†	3,433	$265,028
National CineMedia, Inc.†	590	11,021
New York Times Co. (The), Class A†	3,758	53,138
News Corp., Class A*†	50,341	803,442
Scholastic Corp.†	12,928	426,495
Starz, Class A*†	17,638	493,511
Time Warner, Inc.†	3,408	214,125
Twenty-First Century Fox, Inc., Class A†	3,564	113,406

		3,888,200

Pharmaceuticals, Biotechnology & Life Sciences — 3.6%
Endo Health Solutions, Inc.*†	8,814	580,666
Johnson & Johnson†	3,600	318,492
Life Technologies Corp.*†	1,853	140,958
Myriad Genetics, Inc.*†	33,124	915,216
PDL BioPharma, Inc.†	75,071	683,146
Pfizer, Inc.†	21,349	649,010
Questcor Pharmaceuticals, Inc.†	3,541	237,282
United Therapeutics Corp.*†	2,147	220,325

		3,745,095

Retailing — 12.4%
Bed Bath & Beyond, Inc.*†	13,356	852,781
Best Buy Co., Inc.†	17,398	409,549
Big Lots, Inc.*†	24,846	665,624
Brown Shoe Co., Inc.†	19,321	457,521
Buckle, Inc. (The)†	14,320	634,662
Cato Corp. (The)†	9,415	263,243
Dillard’s, Inc., Class A†	474	41,380
Dollar General Corp.*†	2,272	127,959
DSW, Inc., Class A†	18,499	696,487
Express, Inc.*†	21,973	380,572
Family Dollar Stores, Inc.†	882	54,525
GameStop Corp., Class A†	25,768	903,684
GNC Holdings, Inc., Class A†	9,769	499,294
Group 1 Automotive, Inc.†	2,814	172,020
Guess?, Inc.†	25,697	720,801
Haverty Furniture Cos., Inc.†	9,583	266,599
Home Depot, Inc. (The)†	5,277	405,537
HSN, Inc.†	7,687	421,017
Jos A Bank Clothiers, Inc.*†	11,827	664,914
Kohl’s Corp.†	5,075	256,947
Lithia Motors, Inc., Class A†	1,802	101,435
Murphy USA, Inc.*†	19,020	736,835
Orbitz Worldwide, Inc.*†	12,524	90,173

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
PetSmart, Inc.†	13,954	$879,102
Pier 1 Imports, Inc.†	35,192	672,519
Staples, Inc.†	39,317	517,412
Tiffany & Co.†	3,161	262,964
TJX Cos., Inc.	1,162	66,652
Urban Outfitters, Inc.*†	14,985	536,763
Williams-Sonoma, Inc.†	1,697	92,520
Zumiez, Inc.*†	12,016	258,584

		13,110,075

Semiconductors & Semiconductor Equipment — 6.1%
Amkor Technology, Inc.*	397	2,104
Analog Devices, Inc.†	766	36,975
Cabot Microelectronics Corp.*†	14,823	597,663
Cirrus Logic, Inc.*†	44,703	782,750
Fairchild Semiconductor International, Inc.*†	29,254	373,281
First Solar, Inc.*†	13,315	673,473
Freescale Semiconductor Ltd. (Bermuda)*	11,321	205,250
Intel Corp.†	17,296	424,444
Intersil Corp., Class A	10,321	117,040
KLA-Tencor Corp.†	13,138	807,593
Lattice Semiconductor Corp.*†	69,658	402,623
MKS Instruments, Inc.	3,393	102,231
OmniVision Technologies, Inc.*†	47,740	734,719
Skyworks Solutions, Inc.*†	27,348	827,277
Texas Instruments, Inc.†	6,182	262,117
Xilinx, Inc.†	2,598	120,599

		6,470,139

Software & Services — 12.3%
ACI Worldwide, Inc.*†	6,994	423,906
Activision Blizzard, Inc.†	27,059	463,521
Amdocs Ltd. (Channel Islands)†	10,161	439,565
Booz Allen Hamilton Holding Corp.	1,800	32,904
Broadridge Financial Solutions, Inc.	1,117	40,536
CA, Inc.†	14,301	458,776
Computer Sciences Corp.†	7,941	479,716
Comverse, Inc.*†	10,544	380,006
CoreLogic, Inc.*	1,185	37,742
DST Systems, Inc.†	6,152	559,832
eBay, Inc.*†	6,238	331,862
ExlService Holdings, Inc.*†	13,821	347,598
FactSet Research Systems, Inc.†	3,480	368,080
FleetCor Technologies, Inc.*†	1,220	129,710

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Forrester Research, Inc.†	1,822	$68,398
Genpact, Ltd. (Bermuda)*†	43,431	737,024
iGATE Corp.*†	14,522	490,118
Intuit, Inc.†	86	6,300
Liquidity Services, Inc.*†	19,030	452,343
Mentor Graphics Corp.†	24,647	512,658
Microsoft Corp.†	15,166	574,033
MicroStrategy, Inc., Class A*†	691	86,859
NeuStar, Inc., Class A*†	18,065	612,223
Oracle Corp.†	10,549	389,258
Paychex, Inc.†	7,550	315,741
Pegasystems, Inc.†	5,557	252,510
Progress Software Corp.*†	23,344	564,224
PTC, Inc.*†	2,930	104,542
Stamps.com, Inc.*†	13,945	550,270
Symantec Corp.†	35,447	758,920
Syntel, Inc.†	2,720	229,160
TeleTech Holdings, Inc.*†	12,810	279,514
Teradata Corp.*	989	40,668
TIBCO Software, Inc.*†	1,064	22,653
ValueClick, Inc.*†	21,292	457,778
Virtusa Corp.*†	13,058	447,628
Western Union Co. (The)†	34,681	534,087

		12,980,663

Technology Hardware & Equipment — 11.6%
Anixter International, Inc.†	2,036	178,598
Apple, Inc.†	1,562	781,937
AVX Corp.†	13,332	172,249
Benchmark Electronics, Inc.*†	25,824	586,980
Brocade Communications Systems, Inc.*†	69,123	645,609
CDW Corp.†	23,426	554,493
Checkpoint Systems, Inc.*†	12,980	173,153
Cisco Systems, Inc.†	10,378	227,382
Coherent, Inc.*†	1,383	92,440
Daktronics, Inc.†	24,590	359,260
EchoStar Corp., Class A*†	1,789	84,137
EMC Corp.†	27,077	656,346
Fabrinet (Cayman Islands)*†	15,900	293,673
FARO Technologies, Inc.*†	131	6,775
Hewlett-Packard Co.†	27,963	810,927
Insight Enterprises, Inc.*†	15,126	319,159
InterDigital, Inc.†	21,845	628,044
Lexmark International, Inc., Class A†	14,028	549,757

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Motorola Solutions, Inc.†	2,227	$142,083
NETGEAR, Inc.*†	3,222	102,814
Newport Corp.*†	12,206	221,417
PC Connection, Inc.†	5,464	111,793
Plexus Corp.*†	13,459	526,247
QLogic Corp.*†	46,609	539,266
QUALCOMM, Inc.†	6,471	480,278
Rofin-Sinar Technologies, Inc.*	446	10,303
Rogers Corp.*†	8,966	544,236
SanDisk Corp.†	11,091	771,379
Sanmina Corp.*†	19,923	333,113
ScanSource, Inc.*†	18,156	681,576
Super Micro Computer, Inc.*†	3,555	73,091
Western Digital Corp.†	5	431
Zebra Technologies Corp., Class A*†	10,195	560,317

		12,219,263

Telecommunication Services — 2.9%
AT&T, Inc.†	26,123	870,418
Atlantic Tele-Network, Inc.†	1,845	107,471
CenturyLink, Inc.†	7,087	204,531
Frontier Communications Corp.†	166,836	784,129
Verizon Communications, Inc.†	17,969	862,871
Windstream Holdings, Inc.†	37,234	278,510

		3,107,930

Transportation — 2.1%
CSX Corp.†	10,839	291,678
Expeditors International of Washington, Inc.†	8,580	350,579
Matson, Inc.†	16,118	385,704
Norfolk Southern Corp.†	8,104	750,349
Union Pacific Corp.†	1,474	256,830
United Parcel Service, Inc., Class B†	1,605	152,844

		2,187,984

TOTAL COMMON STOCKS (Cost $130,564,127)		127,019,711

TOTAL LONG POSITIONS - 120.3% (Cost $130,564,127)**		127,019,711
SHORT POSITIONS — (97.6)%
COMMON STOCKS — (97.6)%
Automobiles & Components — (2.2)%
Allison Transmission Holdings, Inc.	(7,886)	(226,565)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Automobiles & Components — (Continued)
American Axle & Manufacturing Holdings, Inc.*	(29,322)	$(545,976)
BorgWarner, Inc.	(3,593)	(192,944)
Dorman Products, Inc.*	(8,099)	(422,444)
Fox Factory Holding Corp.*	(5,593)	(90,718)
Gentherm, Inc.*	(21,092)	(537,424)
TRW Automotive Holdings Corp.*	(803)	(59,542)
Winnebago Industries, Inc.*	(10,108)	(242,188)

		(2,317,801)

Capital Goods — (12.3)%
Acuity Brands, Inc.	(941)	(119,545)
Apogee Enterprises, Inc.	(17,113)	(578,419)
Armstrong World Industries, Inc.*	(7,939)	(442,044)
Astec Industries, Inc.	(6,790)	(252,588)
AZZ, Inc.	(9,642)	(403,132)
Babcock & Wilcox Co. (The)	(6,202)	(212,605)
Beacon Roofing Supply, Inc.*	(10,467)	(395,548)
Brady Corp., Class A	(6,996)	(191,411)
Builders FirstSource, Inc.*	(27,665)	(222,703)
CLARCOR, Inc.	(265)	(14,686)
Colfax Corp.*	(2,399)	(144,540)
Eaton Corp. PLC (Ireland)	(8,581)	(627,185)
Encore Wire Corp.	(2,638)	(134,775)
ESCO Technologies, Inc.	(851)	(29,700)
Fastenal Co.	(1,042)	(45,775)
Fortune Brands Home & Security, Inc.	(4,902)	(220,884)
Franklin Electric Co., Inc.	(5,091)	(202,825)
Griffon Corp.	(468)	(5,878)
Harsco Corp.	(174)	(4,418)
II-VI, Inc.*	(40,499)	(618,420)
ITT Corp.	(8,064)	(330,221)
John Bean Technologies Corp.	(9,751)	(301,013)
Kaman Corp.	(1,239)	(48,024)
Masonite International Corp.*	(3,493)	(192,115)
Meritor, Inc.*	(11,633)	(127,730)
Middleby Corp. (The)*	(2,654)	(654,423)
MSC Industrial Direct Co., Inc., Class A	(1,064)	(89,397)
Mueller Water Products, Inc., Class A	(21,343)	(185,257)
Nordson Corp.	(3,137)	(217,457)
Owens Corning*	(252)	(9,614)
Power Solutions International, Inc.*	(2,061)	(137,077)
Proto Labs, Inc.*	(5,863)	(465,288)
Quanex Building Products Corp.	(8,792)	(166,608)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Raven Industries, Inc.	(9,448)	$(353,828)
RBC Bearings, Inc.*	(8,307)	(538,626)
Rexnord Corp.*	(12,250)	(318,255)
Rush Enterprises, Inc., Class A*	(8,648)	(239,031)
Stanley Black & Decker, Inc.	(2,344)	(181,426)
Sun Hydraulics Corp.	(4,093)	(149,599)
Tennant Co.	(7,264)	(465,840)
Terex Corp.	(1,129)	(46,289)
Textainer Group Holdings Ltd. (Bermuda)	(2,166)	(78,604)
Timken Co.	(3,890)	(219,124)
Trimas Corp.*	(11,967)	(416,452)
Universal Forest Products, Inc.	(8,621)	(453,034)
USG Corp.*	(9,527)	(291,526)
Wabash National Corp.*	(29,832)	(408,997)
Wabtec Corp.	(9,174)	(677,133)
Watsco, Inc.	(140)	(13,247)
Woodward, Inc.	(4,284)	(183,569)
Xylem, Inc.	(3,598)	(120,029)

		(12,945,914)

Commercial & Professional Services — (8.7)%
ABM Industries, Inc.	(16,305)	(434,691)
Acacia Research Corp.	(55,519)	(767,273)
Advisory Board Co. (The)*	(10,887)	(689,256)
Brink’s Co. (The)	(2,677)	(84,700)
Clean Harbors, Inc.*	(8,617)	(483,241)
Copart, Inc.*	(4,540)	(155,631)
Corporate Executive Board Co. (The)	(6,534)	(477,635)
Covanta Holding Corp.	(37,573)	(676,314)
EnerNOC, Inc.*	(9,980)	(223,552)
Equifax, Inc.	(607)	(42,526)
Healthcare Services Group, Inc.	(20,544)	(557,359)
ICF International, Inc.*	(4,062)	(136,727)
IHS, Inc., Class A*	(347)	(39,353)
Interface, Inc.	(24,559)	(514,511)
Iron Mountain, Inc.	(2,377)	(62,777)
Kelly Services, Inc., Class A	(6,739)	(161,601)
Korn/Ferry International*	(9,777)	(229,368)
Mistras Group, Inc.*	(11,934)	(278,778)
Nielsen Holdings NV (Netherlands)	(8,519)	(360,269)
Quad/Graphics, Inc.	(5,201)	(119,259)
Rollins, Inc.	(2,218)	(63,923)
Stericycle, Inc.*	(1,765)	(206,611)
Team, Inc.*	(3,379)	(143,033)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Tetra Tech, Inc.*	(3,080)	$(90,891)
TrueBlue, Inc.*	(19,002)	(466,119)
Verisk Analytics, Inc., Class A*	(5,249)	(335,201)
WageWorks, Inc.*	(13,338)	(829,490)
Waste Connections, Inc.	(14,834)	(606,414)

		(9,236,503)

Consumer Durables & Apparel — (6.3)%
Arctic Cat, Inc.	(4,874)	(206,365)
Carter’s, Inc.	(6,890)	(463,352)
Harman International Industries, Inc.	(1,558)	(161,144)
Iconix Brand Group, Inc.*	(17,673)	(657,436)
iRobot Corp.*	(21,062)	(744,331)
Jarden Corp.*	(669)	(40,441)
Jones Group, Inc. (The)	(12,783)	(188,549)
Mohawk Industries, Inc.*	(5,387)	(765,924)
Nike, Inc., Class B	(1,566)	(114,083)
Oxford Industries, Inc.	(7,917)	(597,495)
Polaris Industries, Inc.	(2,401)	(300,605)
PVH Corp.	(3,998)	(483,238)
Quiksilver, Inc.*	(38,989)	(274,872)
Tempur Sealy International, Inc.*	(10,007)	(493,245)
Under Armour, Inc., Class A*	(7,627)	(824,555)
Wolverine World Wide, Inc.	(10,711)	(298,837)

		(6,614,472)

Consumer Services — (12.1)%
Allegion Pub Ltd. Co. (Ireland)*	(731)	(36,075)
Ascent Capital Group, Inc., Class A*	(4,074)	(291,495)
BJ’s Restaurants, Inc.*	(18,319)	(519,527)
Bob Evans Farms, Inc.	(13,846)	(695,762)
Boyd Gaming Corp.*	(81,202)	(857,493)
Bright Horizons Family Solutions, Inc.*	(6,435)	(236,486)
Burger King Worldwide, Inc.	(14,355)	(349,401)
Carnival Corp.	(15,993)	(626,766)
Chipotle Mexican Grill, Inc.*	(454)	(250,590)
Churchill Downs, Inc.	(4,518)	(402,599)
Chuy’s Holdings, Inc.*	(9,335)	(337,180)
ClubCorp Holdings, Inc.	(18,560)	(336,122)
Darden Restaurants, Inc.	(5,483)	(271,080)
Domino’s Pizza, Inc.	(2,042)	(144,186)
Dunkin’ Brands Group, Inc.	(1,191)	(55,417)
Fiesta Restaurant Group, Inc.*	(1,666)	(71,588)
Hillenbrand, Inc.	(13,916)	(376,706)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
International Speedway Corp., Class A	(6,946)	$(233,177)
K12, Inc.*	(17,080)	(374,906)
Krispy Kreme Doughnuts, Inc.*	(13,658)	(235,600)
Life Time Fitness, Inc.*	(12,576)	(517,628)
LifeLock, Inc.*	(26,414)	(539,110)
Marriott International, Inc., Class A	(3,659)	(180,389)
Matthews International Corp., Class A	(4,682)	(199,079)
MGM Resorts International*	(14,894)	(362,818)
Multimedia Games Holding Co., Inc.*	(10,666)	(338,752)
Orient-Express Hotels Ltd., Class A (Bermuda)*	(22,563)	(319,492)
Panera Bread Co., Class A*	(204)	(34,490)
Papa John’s International, Inc.	(12,579)	(605,427)
Pinnacle Entertainment, Inc.*	(31,586)	(690,154)
Popeyes Louisiana Kitchen, Inc.*	(11,572)	(465,773)
Red Robin Gourmet Burgers, Inc.*	(4,648)	(299,471)
Regis Corp.	(24,188)	(298,238)
Texas Roadhouse, Inc.	(549)	(13,313)
Vail Resorts, Inc.	(9,025)	(615,054)
Wyndham Worldwide Corp.	(851)	(60,370)
Wynn Resorts Ltd.	(2,460)	(534,853)

		(12,776,567)

Food & Staples Retailing — (4.1)%
Casey’s General Stores, Inc.	(5,490)	(376,998)
Chefs’ Warehouse, Inc. (The)*	(5,059)	(119,443)
Costco Wholesale Corp.	(1,343)	(150,899)
Fresh Market, Inc. (The)*	(17,403)	(608,409)
Natural Grocers by Vitamin Cottage, Inc.*	(8,535)	(324,074)
PriceSmart, Inc.	(3,817)	(346,965)
Rite Aid Corp.*	(87,344)	(484,759)
Sprouts Farmers Market, Inc.*	(10,711)	(382,811)
Susser Holdings Corp.*	(9,652)	(588,579)
United Natural Foods, Inc.*	(10,727)	(724,823)
Walgreen Co.	(1,196)	(68,591)
Weis Markets, Inc.	(2,344)	(115,372)
Whole Foods Market, Inc.	(1,609)	(84,086)

		(4,375,809)

Food, Beverage & Tobacco — (6.8)%
B&G Foods, Inc.	(10,423)	(341,562)
Beam, Inc.	(6,732)	(560,776)
Boston Beer Co., Inc. (The), Class A*	(2,654)	(552,855)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Boulder Brands, Inc.*	(31,610)	$(453,287)
Brown-Forman Corp., Class B	(4,522)	(348,194)
Campbell Soup Co.	(6,630)	(273,222)
Coca-Cola Enterprises, Inc.	(3,540)	(153,247)
ConAgra Foods, Inc.	(12,198)	(387,774)
Darling International, Inc.*	(6,386)	(124,910)
Flowers Foods, Inc.	(27,791)	(582,221)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(21,668)	(573,335)
Hain Celestial Group, Inc. (The)*	(6,938)	(637,533)
Monster Beverage Corp.*	(8,293)	(563,095)
National Beverage Corp.*	(462)	(9,577)
Post Holdings, Inc.*	(10,149)	(543,276)
Snyders-Lance, Inc.	(11,256)	(300,648)
SunOpta, Inc. (Canada)*	(30,887)	(288,793)
WhiteWave Foods Co., Class A*	(18,021)	(436,288)

		(7,130,593)

Health Care Equipment & Services — (8.4)%
Acadia Healthcare Co., Inc.*	(6,573)	(335,486)
Alere, Inc.*	(4,091)	(155,049)
Allscripts Healthcare Solutions, Inc.*	(7,534)	(124,763)
AmerisourceBergen Corp.	(4,727)	(317,749)
Amsurg Corp.*	(1,054)	(44,004)
athenahealth, Inc.*	(5,620)	(828,388)
Brookdale Senior Living, Inc.*	(5,003)	(137,382)
Capital Senior Living Corp.*	(22,199)	(498,812)
Cerner Corp.*	(5,674)	(322,794)
Community Health Systems, Inc.*	(1)	(29)
Computer Programs & Systems, Inc.	(3,636)	(242,958)
Envision Healthcare Holdings, Inc.*	(10,896)	(360,222)
ExamWorks Group, Inc.*	(13,904)	(428,104)
Express Scripts Holding Co.*	(942)	(70,358)
HealthSouth Corp.	(1,023)	(31,836)
HealthStream, Inc.*	(11,729)	(340,376)
HMS Holdings Corp.*	(14,589)	(335,985)
MedAssets, Inc.*	(8,691)	(191,550)
Medidata Solutions, Inc.*	(11,825)	(746,158)
Merit Medical Systems, Inc.*	(2,675)	(38,440)
MWI Veterinary Supply, Inc.*	(2,322)	(432,496)
National Healthcare Corp.	(1,644)	(85,488)
Neogen Corp.*	(12,084)	(507,770)
Omnicell, Inc.*	(1,805)	(46,605)
Patterson Cos., Inc.	(7,968)	(318,401)
Quidel Corp.*	(21,089)	(623,391)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Spectranetics Corp.*	(24,962)	$(649,511)
Staar Surgical Co.*	(7,849)	(128,881)
Tenet Healthcare Corp.*	(5,055)	(232,581)
Veeva Systems, Inc., Class A*	(2,212)	(70,320)
West Pharmaceutical Services, Inc.	(3,976)	(188,661)

		(8,834,548)

Household & Personal Products — (0.6)%
Church & Dwight Co., Inc.	(823)	(53,149)
Colgate-Palmolive Co.	(417)	(25,533)
Spectrum Brands Holdings, Inc.	(5,820)	(437,955)
WD-40 Co.	(1,930)	(132,649)

		(649,286)

Media — (3.7)%
AMC Networks, Inc., Class A*	(3,501)	(225,604)
Cablevision Systems Corp., Class A	(10,233)	(164,137)
Charter Communications, Inc., Class A*	(4,965)	(680,205)
Comcast Corp., Class A	(3,876)	(211,048)
DISH Network Corp., Class A*	(3,952)	(222,814)
Gray Television, Inc.*	(12,521)	(142,489)
Lamar Advertising Co., Class A*	(2,880)	(140,141)
LIN Media, LLC, Class A*	(26,287)	(649,552)
MDC Partners, Inc., Class A	(12,010)	(288,600)
Nexstar Broadcasting Group, Inc., Class A	(13,014)	(625,323)
Omnicom Group, Inc.	(617)	(44,782)
Sinclair Broadcast Group, Inc., Class A	(12,742)	(400,354)
Sirius XM Holdings, Inc.*	(30,406)	(108,854)

		(3,903,903)

Pharmaceuticals, Biotechnology & Life Sciences — (3.2)%
Agilent Technologies, Inc.	(2,896)	(168,402)
Bio-Rad Laboratories, Inc., Class A*	(3,926)	(499,073)
Bruker Corp.*	(28,072)	(571,265)
Covance, Inc.*	(4,650)	(439,704)
Illumina, Inc.*	(3,851)	(585,352)
Luminex Corp.*	(15,197)	(277,649)
PAREXEL International Corp.*	(10,794)	(526,855)
PerkinElmer, Inc.	(7,045)	(307,162)
Techne Corp.	(319)	(28,988)
Waters Corp.*	(176)	(19,056)

		(3,423,506)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (12.6)%
Abercrombie & Fitch Co., Class A	(15,580)	$(551,220)
Advance Auto Parts, Inc.	(1,209)	(138,805)
Amazon.com, Inc.*	(1,353)	(485,308)
Asbury Automotive Group, Inc.*	(12,195)	(573,409)
Container Store Group, Inc. (The)*	(7,750)	(284,812)
Core-Mark Holding Co., Inc.	(7,505)	(567,753)
Dick’s Sporting Goods, Inc.	(12,703)	(666,908)
Expedia, Inc.	(4,478)	(290,980)
Finish Line, Inc. (The), Class A	(18,624)	(477,706)
Five Below, Inc.*	(4,779)	(175,150)
Francesca’s Holdings Corp.*	(8,324)	(158,156)
Genesco, Inc.*	(9,113)	(639,915)
Groupon, Inc.*	(60,703)	(634,953)
Hibbett Sports, Inc.*	(254)	(15,243)
HomeAway, Inc.*	(8,876)	(362,673)
LKQ Corp.*	(527)	(14,266)
Mattress Firm Holding Corp.*	(190)	(7,733)
Monro Muffler Brake, Inc.	(4,174)	(231,699)
Netflix, Inc.*	(31)	(12,689)
Office Depot, Inc.*	(142,691)	(697,759)
O’Reilly Automotive, Inc.*	(1,019)	(133,469)
Overstock.com, Inc.*	(14,538)	(306,170)
Penske Automotive Group, Inc.	(9,918)	(425,581)
Pep Boys-Manny Moe & Jack (The)*	(28,078)	(335,251)
Pool Corp.	(8,298)	(449,586)
priceline.com, Inc.*	(338)	(386,973)
Restoration Hardware Holdings, Inc.*	(3,289)	(186,618)
RetailMeNot, Inc.*	(15,974)	(565,639)
Shutterfly, Inc.*	(15,387)	(728,728)
Signet Jewelers Ltd. (Bermuda)	(7,271)	(578,408)
Sonic Automotive, Inc., Class A	(27,549)	(617,924)
Stage Stores, Inc.	(35,698)	(699,681)
Stein Mart, Inc.	(13,318)	(164,877)
Tile Shop Holdings, Inc.*	(1,001)	(14,144)
TripAdvisor, Inc.*	(6,744)	(520,569)
Ulta Salon Cosmetics & Fragrance, Inc.*	(35)	(3,000)
Vitamin Shoppe, Inc.*	(4,110)	(184,210)

		(13,287,965)

Software & Services — (5.8)%
Blackhawk Network Holdings, Inc.*	(7,526)	(198,009)
CACI International, Inc., Class A*	(3,449)	(255,295)
CommVault Systems, Inc.*	(8,507)	(587,578)
Convergys Corp.	(5,578)	(113,624)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CSG Systems International, Inc.	(10,342)	$(309,846)
EPAM Systems, Inc.*	(18,590)	(760,331)
Fidelity National Information Services, Inc.	(3,495)	(177,196)
Fiserv, Inc.*	(1,164)	(65,242)
Fortinet, Inc.*	(30,226)	(640,791)
Gartner, Inc.*	(2,872)	(201,988)
ManTech International Corp., Class A	(305)	(8,876)
MasterCard, Inc., Class A	(2,788)	(210,996)
MAXIMUS, Inc.	(11,412)	(483,526)
Qualys, Inc.*	(14,960)	(433,541)
Red Hat, Inc.*	(8,037)	(454,090)
Science Applications International Corp.	(5,226)	(193,414)
Total System Services, Inc.	(6,410)	(191,531)
Vantiv, Inc., Class A*	(9,887)	(299,972)
Verifone Systems, Inc.*	(20,167)	(585,045)

		(6,170,891)

Technology Hardware & Equipment — (5.7)%
Amphenol Corp., Class A	(2,965)	(257,599)
Arrow Electronics, Inc.*	(10,114)	(519,657)
Avnet, Inc.	(15,392)	(632,149)
Cognex Corp.	(15,746)	(621,180)
CTS Corp.	(1,645)	(30,745)
FEI Co.	(3,514)	(329,332)
Ingram Micro, Inc., Class A*	(27,872)	(697,357)
IPG Photonics Corp.*	(159)	(10,632)
Itron, Inc.*	(9,092)	(367,135)
Littelfuse, Inc.	(2,533)	(226,704)
Measurement Specialties, Inc.*	(6,224)	(343,378)
Methode Electronics, Inc.	(2,568)	(86,439)
MTS Systems Corp.	(8,720)	(613,278)
National Instruments Corp.	(15,678)	(454,662)
OSI Systems, Inc.*	(3,092)	(179,120)
Park Electrochemical Corp.	(175)	(5,280)
SYNNEX Corp.*	(9,327)	(523,711)
Trimble Navigation Ltd.*	(3,001)	(97,022)

		(5,995,380)

Transportation — (5.1)%
Atlas Air Worldwide Holdings, Inc.*	(14,034)	(495,821)
Forward Air Corp.	(2,618)	(116,606)
Genesee & Wyoming, Inc., Class A*	(4,712)	(425,682)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Heartland Express, Inc.	(18,942)	$(398,919)
Hub Group, Inc., Class A*	(6,615)	(274,192)
JB Hunt Transport Services, Inc.	(3,098)	(232,505)
Kansas City Southern	(5,480)	(578,633)
Kirby Corp.*	(472)	(47,101)
Old Dominion Freight Line, Inc.*	(3,669)	(199,007)
Roadrunner Transportation Systems, Inc.*	(22,871)	(600,364)
Ryder System, Inc.	(5,457)	(388,484)
Saia, Inc.*	(17,447)	(587,266)
Swift Transportation Co.*	(13,378)	(291,640)
Universal Truckload Services, Inc.	(2,062)	(59,819)
UTi Worldwide, Inc. (British Virgin Islands)	(34,550)	(541,053)
Wesco Aircraft Holdings, Inc.*	(7,654)	(171,067)

		(5,408,159)

TOTAL COMMON STOCK (Proceeds $105,002,287)		(103,071,297)

RIGHTS — 0.0%
Community Health Systems, Inc., Contingent Value Rights*	(48,368)	(1,935)

TOTAL (Proceeds $3,144)		(1,935)

TOTAL SECURITES SOLD SHORT - (97.6)% (Proceeds $105,005,431)		(103,073,232)

OTHER ASSETS IN EXCESS OF LIABILITIES - 77.3%		81,637,155

NET ASSETS - 100.0%		$105,583,634

*	Non-income producing.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$130,564,127

Gross unrealized appreciation	1,747,807
Gross unrealized depreciation	(5,292,223)

Net unrealized depreciation	$(3,544,416)

See accompanying Notes to the Quarterly Portfolio of Investments.

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2014

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Gotham Absolute Return Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund each a “Fund” and collectively the “Funds”. The Funds’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Funds’ bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GOTHAM FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, the U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Funds.

Short Sales — When the investment adviser believes that a security is overvalued, the Funds may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

HEITMAN REIT FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Real Estate Operation/Development — 0.9%
Brookfield Office Properties	11,975	$223,573
Forest City Enterprises, Cl A*	9,950	180,990

		404,563

REITs-Apartments — 16.4%
American Campus Communities	19,032	661,552
AvalonBay Communities	8,768	1,082,848
BRE Properties, Inc.	10,200	602,820
Equity Residential	45,453	2,517,187
Essex Property Trust	3,280	519,454
Mid-America Apartment Communities	16,759	1,081,626
UDR	43,735	1,064,510

		7,529,997

REITs-Diversified — 9.9%
CoreSite Realty Corp.	16,560	508,061
Cousins Properties	59,542	640,076
Liberty Property Trust	22,126	805,386
National Health Investors	11,298	711,435
Vornado Realty Trust	20,401	1,873,424

		4,538,382

REITs-Health Care — 11.4%
HCP	25,904	1,014,142
Health Care REIT	34,074	1,973,566
Ventas	36,255	2,261,949

		5,249,657

REITs-Hotels — 7.7%
Chesapeake Lodging Trust	21,320	519,142
Host Hotels & Resorts	57,849	1,063,843
RLJ Lodging Trust	37,364	933,353
Strategic Hotels & Resorts*	17,400	161,994
Sunstone Hotel Investors	68,088	873,569

		3,551,901

REITs-Internet Infrastructure Equipment — 0.4%
Cyrusone, Inc.	7,866	169,984

REITs-Office Property — 15.4%
Alexandria Real Estate Equities, Inc.	10,960	768,625
Boston Properties	18,947	2,047,981
CommonWealth REIT	9,820	241,376
Digital Realty Trust	12,144	619,223
Douglas Emmett	32,373	823,245
Duke Realty Corp.	61,682	969,024
Kilroy Realty Corp.	16,270	859,056
Mack-Cali Realty Corp.	7,150	144,644

	Number of Shares	Value
COMMON STOCKS — (Continued)
REITs-Office Property — (Continued)
SL Green Realty	6,276	$588,501

		7,061,675

REITs-Regional Malls — 17.2%
CBL & Associates Properties, Inc.	24,733	420,214
General Growth Properties	20,315	409,144
Macerich Co. (The)	28,133	1,592,328
Pennsylvania Real Estate Investment Trust	23,700	442,005
Simon Property Group	32,716	5,065,745

		7,929,436

REITs-Shopping Centers — 8.9%
Acadia Realty Trust	16,085	409,363
Equity One	44,121	999,782
Federal Realty Investment Trust	10,112	1,102,208
Kimco Realty Corp.	53,959	1,128,283
Regency Centers	9,862	474,757

		4,114,393

REITs-Storage — 7.0%
Extra Space Storage, Inc.	18,679	852,883
Public Storage	14,879	2,344,782

		3,197,665

REITs-Warehouse/Industrial — 4.2%
DCT Industrial Trust	76,548	551,146
Prologis	36,225	1,404,081

		1,955,227

TOTAL COMMON STOCKS (Cost $32,736,088)		45,702,880

See accompanying Notes to the Quarterly Portfolio of Investments.

1

HEITMAN REIT FUND

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

	Number of Shares	Value
REGISTERED INVESTMENT COMPANY — 0.8%
Dreyfus Government Cash Management Fund, Institutional Class, 0.01%(a)	350,814	$350,814

TOTAL REGISTERED INVESTMENT COMPANY (Cost $350,814)		350,814

TOTAL INVESTMENTS - 100.2% (Cost $33,086,902)**		46,053,694

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(70,331)

NET ASSETS - 100.0%		$45,983,363

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$33,086,902

Gross unrealized appreciation	13,352,279
Gross unrealized depreciation	(385,487)

Net unrealized appreciation	$12,966,792

(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2014.

Cl	Class
REITs	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

2

HEITMAN REIT FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation — The Heitman REIT Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$45,702,880	$45,702,880	$—	$—
Registered Investment Company	350,814	350,814	—	—

Total Investments	$46,053,694	$46,053,694	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

3

HEITMAN REIT FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

B. Subsequent Event

The Board of Trustees of the Trust has approved a plan to liquidate and terminate the Fund. The plan of liquidation provides that the Fund will cease its business, liquidate its assets and distribute its liquidation proceeds to all of the Fund’s shareholders of record. Final liquidation of the Fund will occur on or about April 25, 2014.

The Fund will cease accepting purchase orders and will be closed to all new and existing investors on March 14, 2014.

Shareholders of the Fund may redeem their shares at any time prior to the liquidation date. If a shareholder has not redeemed his or her shares by the liquidation date, the shareholder’s shares automatically will be redeemed and proceeds will be sent to the shareholder of record. All applicable redemption fees will be waived for redemptions of Fund shares that occur after the date of this supplement. Liquidation proceeds will be paid in cash at the Fund’s applicable net asset value per share.

As the liquidation of the Fund approaches, the Fund’s investment adviser is expected to increase the portion of the Fund’s assets held in cash and similar investments and reduce maturities of non-cash investments in order to prepare for orderly liquidation and to meet anticipated redemption requests. This may adversely affect the Fund’s yield. The impending liquidation of the Fund may result in large redemptions, which could adversely affect the Fund’s expense ratio, although existing contractual fee waivers are expected to be maintained. Also, as the Fund’s liquidation approaches, the Fund will cease to pursue its investment objective.

The redemption of shares held by a shareholder as part of the liquidation generally will be considered a taxable event. Prior to final liquidation, the Fund may make distributions of income and capital gains. These distributions will have

4

HEITMAN REIT FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

the tax and other consequences described in the Fund’s prospectus and statement of additional information. A shareholder should consult with the shareholder’s tax advisor to discuss the Fund’s liquidation and the tax consequences to the shareholder.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

LATEEF FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.0%
Commercial Services — 7.5%
Robert Half International, Inc.	894,209	$37,360,052
Towers Watson & Co., Class A	215,929	25,246,419

		62,606,471

Computers — 3.7%
EMC Corp.	1,273,878	30,878,803

Consumer, Non-cyclical — 5.7%
Hospira, Inc.*	1,067,764	46,992,294

Diversified Financial Services — 8.3%
Affiliated Managers Group, Inc.*	177,116	35,288,592
T. Rowe Price Group, Inc.	430,104	33,737,358

		69,025,950

Electronics — 11.1%
AMETEK, Inc.	1,106,000	54,658,520
Waters Corp.*	342,591	37,092,328

		91,750,848

Financial — 7.8%
Aon PLC (United Kingdom)	413,650	33,282,279
Progressive Corp. (The)	1,361,143	31,632,963

		64,915,242

Hand/Machine Tools — 4.8%
Stanley Black & Decker, Inc.	514,161	39,796,061

Industrial — 9.9%
Trimble Navigation Ltd.*	1,221,057	39,476,773
Tyco International, Ltd. (Switzerland)	1,063,025	43,041,882

		82,518,655

Lodging — 10.6%
Starwood Hotels & Resorts Worldwide, Inc.	495,127	36,990,938

	Number of Shares	Value
COMMON STOCKS — (Continued)
Lodging — (Continued)
Wynn Resorts, Ltd.	233,959	$50,867,366

		87,858,304

Machinery-Diversified — 4.9%
Wabtec Corp.	555,764	41,020,941

Media — 8.7%
Scripps Networks Interactive, Inc., Class A	478,508	34,701,400
Twenty-First Century Fox, Inc., Class A	1,169,898	37,226,154

		71,927,554

Real Estate — 2.9%
Jones Lang LaSalle, Inc.	209,095	23,891,195

Software — 3.0%
ANSYS, Inc.*	313,983	24,657,085

Technology — 9.1%
Accenture PLC, Class A (Ireland)	501,333	40,046,480
Motorola Solutions, Inc.	549,000	35,026,199

		75,072,679

TOTAL COMMON STOCKS (Cost $665,267,602)		812,912,082

TOTAL INVESTMENTS - 98.0% (Cost $665,267,602)**		812,912,082

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%		16,564,139

NET ASSETS - 100.0%		$829,476,221

See accompanying Notes to the Quarterly Portfolio of Investments.

1

LATEEF FUND

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$665,267,602

Gross unrealized appreciation	152,143,178
Gross unrealized depreciation	(4,498,698)

Net unrealized appreciation	$147,644,480

See accompanying Notes to the Quarterly Portfolio of Investments.

2

LATEEF FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Lateef Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$812,912,082	$812,912,082	$—	$—

*  Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

4

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

For the period ended January 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent Fund’s prospectus filed with the Securities and Exchange Commission.

5

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

January 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 99.2%
Arizona — 2.5%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 5.50%, 07/01/31, (NATL-RE, FGIC Insured)	5,000,000	5,776,500

California — 1.2%
Norwalk-La Mirada Unified School District GO, CAB, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	2,700,250

Florida — 1.2%
Orlando Utilities Commission, Water and Electric Revenue, Series D, ETM, 6.75%, 10/01/17	2,300,000	2,602,657

Georgia — 1.7%
Municipal Electric Authority Power Revenue, Series W, Unrefunded Portion, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	3,470,000	3,945,564

Hawaii — 82.8%
County of Kauai GO, Series A, 5.00%, 08/01/22	315,000	372,519
County of Kauai GO, Series A, Callable 08/01/21 at 100, 3.25%, 08/01/23	1,000,000	1,018,670

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
County of Kauai GO, Series A, Prerefunded 08/01/15 at 100, 5.00%, 08/01/23, (NATL-RE, FGIC Insured)	600,000	642,234
County of Kauai GO, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,295,000	1,209,103
Hawaii County GO, Series A, 5.25%, 07/15/17	1,655,000	1,909,605
Hawaii County GO, Series A, Callable 07/15/14 at 100, 5.25%, 07/15/23, (NATL-RE Insured)	595,000	608,340
Hawaii County GO, Series A, Callable 07/15/18 at 100, 6.00%, 07/15/26	1,655,000	1,898,699
Hawaii County GO, Series A, Callable 03/01/20 at 100, 4.00%, 03/01/28	2,470,000	2,569,912
Hawaii County GO, Series A, Callable 09/01/22 at 100, 5.00%, 09/01/29	500,000	557,075
Hawaii County GO, Series A, Callable 09/01/22 at 100, 5.00%, 09/01/32	1,500,000	1,640,940
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Halekauwila Place, Series A, Callable 06/01/14 at 100, 0.70%, 12/01/15	1,000,000	1,000,960

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Iwilei Apartments, Series A, Callable 07/01/22 at 100, 3.75%, 01/01/31, (FHLMC Insured)	3,460,000	3,354,781
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA Insured)	3,900,000	4,093,284
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/22	1,350,000	1,539,162
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	3,500,000	3,856,580
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/29	2,000,000	2,186,020
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, 4.00%, 07/01/21	405,000	428,944

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, 4.00%, 07/01/23	500,000	512,210
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Callable 07/01/23 at 100, 5.00%, 07/01/26	500,000	534,405
Hawaii State Department of Budget & Finance Revenue, Hawaiian Electric Co., Inc., Series A, Callable 11/29/13 at 100, 5.50%, 12/01/14, (AMBAC Insured)	2,000,000	2,004,280
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,390,000	1,443,932
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.13%, 11/15/32	550,000	554,406
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/16	500,000	535,205

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/18	775,000	857,127
Hawaii State Department of Transportation, AMT, 4.25%, 08/01/23, (AGM Insured)	1,185,000	1,213,843
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/22	2,405,000	2,872,195
Hawaii State GO, Refunding, Series EF, Callable 11/01/22 at 100, 5.00%, 11/01/24	1,200,000	1,397,280
Hawaii State GO, Series CY, 5.75%, 02/01/15, (AGM Insured)	820,000	864,772
Hawaii State GO, Series DD, Callable 05/01/14 at 100, 5.00%, 05/01/17, (NATL-RE Insured)	1,000,000	1,011,580
Hawaii State GO, Series DD, Unrefunded Portion, Callable 05/01/14 at 100, 5.00%, 05/01/18, (NATL-RE Insured)	1,560,000	1,578,065
Hawaii State GO, Series DI, Callable 03/01/16 at 100, 5.00%, 03/01/26, (AGM Insured)	1,000,000	1,062,470
Hawaii State GO, Series DJ, Unrefunded portion, Callable 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	890,000	997,343

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DJ, Prerefunded 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	110,000	125,328
Hawaii State GO, Series DJ, Callable 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	1,025,000	1,131,467
Hawaii State GO, Series DK, 5.00%, 05/01/17	4,000,000	4,563,680
Hawaii State GO, Series DK, Callable 05/01/18 at 100, 5.00%, 05/01/23	3,100,000	3,500,334
Hawaii State GO, Series DK, Callable 05/01/18 at 100, 5.00%, 05/01/28	3,000,000	3,304,830
Hawaii State GO, Series DN, 5.00%, 08/01/15	1,000,000	1,069,920
Hawaii State GO, Series DT, 5.00%, 11/01/15	1,500,000	1,621,350
Hawaii State GO, Series DT, 5.00%, 11/01/16	1,900,000	2,136,721
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,584,370
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/27	3,000,000	3,410,970
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/29	2,000,000	2,228,260
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/30	3,000,000	3,320,610

See accompanying Notes to the Quarterly Portfolio of Investments.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/31	2,800,000	3,079,048
Hawaii State GO, Series EE, 5.00%, 11/01/22	2,000,000	2,388,520
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/27	745,000	845,880
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/29	3,800,000	4,262,232
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/24	1,000,000	1,174,920
Hawaii State GO, Series EL, 5.00%, 08/01/23	1,000,000	1,196,020
Hawaii State Harbor System Revenue, Series A, 5.00%, 07/01/17	185,000	206,939
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 4.75%, 07/01/24	220,000	235,783
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.63%, 07/01/40	3,000,000	3,248,280
Hawaii State Harbor System Revenue, Series A, AMT, 5.25%, 07/01/16, (AGM Insured)	1,105,000	1,205,002
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	6,158,956

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,246,560
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/16 at 100, 4.50%, 07/01/23, (NATL-RE Insured)	1,500,000	1,579,650
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,553,875
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, Callable 07/01/16 at 100, 5.25%, 07/01/17, (NATL-RE Insured)	1,300,000	1,417,325
Honolulu City & County Board of Water Supply System Revenue, Series B, AMT, Callable 07/01/16 at 100, 5.25%, 07/01/21, (NATL-RE Insured)	1,335,000	1,417,583
Honolulu City & County GO, Series A, 5.00%, 04/01/18	5,000,000	5,798,750

See accompanying Notes to the Quarterly Portfolio of Investments.

4

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, 5.00%, 11/01/18	2,515,000	2,959,023
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/19, (NATL-RE Insured)	6,250,000	6,665,375
Honolulu City & County GO, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/21, (AGM Insured)	4,000,000	4,423,720
Honolulu City & County GO, Series A, 5.00%, 11/01/22	2,000,000	2,383,320
Honolulu City & County GO, Series A, Callable 04/01/19 at 100, 5.00%, 04/01/24	1,110,000	1,232,633
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/26, (NATL-RE Insured)	5,195,000	5,540,260
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/28, (NATL-RE Insured)	1,275,000	1,359,736
Honolulu City & County GO, Series A, Callable 07/01/15 at 100, 5.00%, 07/01/29, (NATL-RE Insured)	2,000,000	2,132,920

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,865,000	2,057,710
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/36	5,000,000	4,977,550
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/37	4,000,000	3,957,440
Honolulu City & County GO, Series B, Refunding, Callable 12/01/20 at 100, 5.00%, 12/01/34	1,500,000	1,636,380
Honolulu City & County GO, Series D, Callable 07/01/15 at 100, 5.00%, 07/01/20, (NATL-RE Insured)	2,000,000	2,132,920
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 4.00%, 09/01/21	250,000	271,695
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 5.25%, 09/01/23	3,500,000	3,993,780
Honolulu City & County GO, Series F, Callable 07/01/15 at 100, 5.00%, 07/01/22, (NATL-RE, FGIC Insured)	4,165,000	4,441,806

See accompanying Notes to the Quarterly Portfolio of Investments.

5

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/31, (NATL-RE Insured)	3,500,000	3,738,980
Honolulu City & County Waste Water System Revenue, Series B-1, Callable 07/01/16 at 100, 5.00%, 07/01/32, (NATL-RE Insured)	5,015,000	5,280,594
Honolulu City & County Wastewater System Revenue, Senior Series A, 4.00%, 07/01/21	1,005,000	1,121,429
Honolulu City & County, GO, Series B, Callable 12/01/20 at 100, 5.00%, 12/01/25	2,000,000	2,267,460
Maui County GO, 5.00%, 03/01/15, (NATL-RE Insured)	2,500,000	2,627,625
Maui County GO, Callable 06/01/23 at 100, 3.00%, 06/01/27	540,000	507,551
Maui County GO, Callable 06/01/23 at 100, 3.00%, 06/01/30	1,500,000	1,335,495
Maui County GO, Series B, 4.00%, 06/01/16	1,000,000	1,080,460
Maui County GO, Series B & C, 4.00%, 07/01/14, (NATL-RE Insured)	400,000	406,272

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	1,170,000	1,307,803
University of Hawaii Revenue, Series B-2, 5.00%, 10/01/18	1,310,000	1,514,766
University of Hawaii System Revenue, Series A, Callable 07/15/16 at 100, 5.00%, 07/15/24, (AGM-CR, MBIA Insured)	470,000	501,960
University of Hawaii System Revenue, Series A, Callable 10/01/19 at 100, 5.25%, 10/01/34	1,000,000	1,086,900

		188,282,667

Illinois — 2.3%
Chicago Midway Airport Revenue, Series C, 5.50%, 01/01/15, (NATL-RE Insured)	1,000,000	1,045,490
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE, FGIC Insured)	3,665,000	4,249,018

		5,294,508

See accompanying Notes to the Quarterly Portfolio of Investments.

6

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Massachusetts — 1.2%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Contract Assistance, Series B, Callable 01/01/20 at 100, 5.00%, 01/01/23	2,500,000	2,823,525

Michigan — 0.8%
Michigan Finance Authority Revenue Refunding Revolving Fund, 5.00%, 10/01/21	1,500,000	1,781,595

New Jersey — 0.2%
Passaic Valley Sewage Commissioner System Revenue Refunding, Series G, 5.75%, 12/01/21	300,000	353,007

Ohio — 0.5%
Ohio State, Infrastructure Improvement GO, Series A, 5.00%, 08/01/21	1,000,000	1,199,220

Texas — 2.4%
Galveston County GO, CAB, Series RD, 0.00%, 02/01/24, (NATL-RE, FGIC Insured)	2,630,000	1,861,488

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Houston Water and Sewer System Revenue, Unrefunded Balance CAB, Junior Series A, 0.00%, 12/01/27, (AGM Insured)	2,000,000	1,164,740
San Antonio Electric & Gas Revenue, Series A, 5.00%, 02/01/18	2,000,000	2,318,020

		5,344,248

Washington — 2.4%
King County School District No. 403 Renton GO, Callable 12/01/16 at 100, 5.00%, 12/01/24, (NATL-RE, FGIC Insured, School Bond Guarantee)	3,000,000	3,246,540
Port of Seattle Revenue, Callable 02/01/16 at 100, 5.00%, 02/01/25, (XLCA Insured)	2,000,000	2,107,180

		5,353,720

TOTAL MUNICIPAL BONDS (Cost $219,264,338)		225,457,461

See accompanying Notes to the Quarterly Portfolio of Investments.

7

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

	Shares	Value ($)
REGISTERED INVESTMENT COMPANY — 0.2%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	496,566	496,566

TOTAL REGISTERED INVESTMENT COMPANY (Cost $496,566)		496,566

TOTAL INVESTMENTS - 99.4% (Cost $219,760,904)*		225,954,027
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		1,361,344

NET ASSETS - 100.0%		$227,315,371

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$219,760,904

Gross unrealized appreciation	9,138,096
Gross unrealized depreciation	(2,944,973)

Net unrealized appreciation	$6,193,123

(a)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2014.

AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp.
Custodial Receipts
AMBAC	American Municipal Bond
Assurance Corp.
AMT	Subject to Alternative Minimum Tax
BNYM	Bank of New York Mellon
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage
Association
GNMA	Government National Mortgage
Association
GO	General Obligation
IBC	Insurance Bond Certificate
MBIA	Municipal Bond Investors Assurance
NATL-RE	National Reinsurance Corp.
XLCA	XL Capital Assurance

See accompanying Notes to the Quarterly Portfolio of Investments.

8

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

January 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — 93.2%
Alaska — 0.6%
Alaska State GO, Series A, 5.00%, 08/01/18	500,000	588,300

Arizona — 2.0%
Maricopa County Elementary School District No 6 Washington, Series A, 5.38%, 07/01/15, (AGM Insured)	1,000,000	1,072,160
Mesa City, Utility Systems Revenue, ETM, 5.25%, 07/01/16, (NATL-RE, FGIC Insured)	1,000,000	1,115,730

		2,187,890

Colorado — 0.6%
Boulder County Sales and Use Tax Revenue, Open Space, 5.00%, 12/15/18, (MAC Insured)	500,000	586,610

Connecticut — 1.1%
State of Connecticut Special Tax Revenue, 5.00%, 11/01/18	1,000,000	1,172,510

Georgia — 1.1%
Georgia State GO, Series I, 5.00%, 11/01/17	1,000,000	1,159,210

Guam — 1.3%
Guam Economic Development & Commerce Authority, CAB, Series B, ETM, 5.40%, 05/15/15	1,350,000	1,435,212

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — 61.1%
County of Kauai GO, Series A, 2.25%, 08/01/17	150,000	156,406
County of Kauai GO, Series A, 3.00%, 08/01/20	295,000	309,381
County of Kauai GO, Series A, 2.00%, 08/01/16	500,000	517,770
County of Maui GO, Prerefunded 03/01/15 at 100, 5.00%, 03/01/17, (NATL-RE Insured)	90,000	94,604
County of Maui GO, 5.00%, 06/01/20	530,000	626,041
County of Maui GO, Series A, 3.50%, 07/01/15	200,000	209,086
County of Maui GO, Series B, 4.00%, 06/01/14	100,000	101,246
County of Maui GO, Series B, 5.00%, 06/01/18	250,000	291,502
County of Maui GO, Unrefunded Portion, Callable 03/01/15 at 100, 5.00%, 03/01/17, (NATL-RE Insured)	410,000	429,159
Hawaii County GO, Series A, Prerefunded 07/15/14 at 100, 5.00%, 07/15/24, (NATL-RE Insured)	500,000	510,655

See accompanying Notes to the Quarterly Portfolio of Investments.

9

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii County GO, Series A, 5.00%, 03/01/15	600,000	630,564
Hawaii County GO, Series A, 4.00%, 03/01/16	400,000	429,600
Hawaii County GO, Series A, Callable 07/15/18 at 100, 5.00%, 07/15/21	120,000	133,990
Hawaii County GO, Series A, Callable 07/15/14 at 100, 5.25%, 07/15/23, (NATL-RE Insured)	150,000	153,363
Hawaii County GO, Series B, 4.00%, 09/01/15	500,000	528,995
Hawaii County GO, Series B, 5.00%, 09/01/16	1,000,000	1,113,230
Hawaii County GO, Series B, 5.00%, 09/01/17	1,000,000	1,146,850
Hawaii Pacific Health Special Purpose Revenue, Series A, 3.00%, 07/01/14	500,000	505,095
Hawaii State Airports System Revenue, AMT, 4.00%, 07/01/15	515,000	540,807
Hawaii State Airports System Revenue, Series B, AMT, 4.00%, 07/01/15	1,000,000	1,050,110
Hawaii State Department of Budget & Finance Various Revenue, The Queens Health, Series B, Callable 02/12/14 at 100, 0.05%, 07/01/29(a)	8,000,000	8,000,000

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Transportation, AMT, 4.00%, 08/01/18	600,000	645,390
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/17	750,000	868,200
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/18	500,000	589,540
Hawaii State GO, Refunding, Series EJ, 5.00%, 08/01/15	2,000,000	2,139,840
Hawaii State GO, Refunding, Series EK, 5.00%, 08/01/16	2,000,000	2,228,680
Hawaii State GO, Refunding, Series EL, 3.00%, 08/01/17	1,000,000	1,080,580
Hawaii State GO, Series DG, Callable 07/01/15 at 100, 5.00%, 07/01/16, (AMBAC Insured)	2,075,000	2,213,195
Hawaii State GO, Series DN, 5.00%, 08/01/15	660,000	706,147
Hawaii State GO, Series DQ, 5.00%, 06/01/17	375,000	428,925
Hawaii State GO, Series DR, 4.00%, 06/01/14	1,170,000	1,184,543
Hawaii State GO, Series DT, 5.00%, 11/01/17	200,000	231,520
Hawaii State GO, Series EA, 4.00%, 12/01/20	1,000,000	1,131,020
Hawaii State GO, Series EE, 4.00%, 11/01/22	1,020,000	1,131,802

See accompanying Notes to the Quarterly Portfolio of Investments.

10

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/24	1,000,000	1,174,920
Hawaii State Harbor System Revenue, Series A, 4.00%, 07/01/16	500,000	533,585
Hawaii State Highway Revenue, 5.50%, 07/01/18	1,000,000	1,183,970
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/17	325,000	356,385
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21	1,000,000	1,181,270
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/21	1,000,000	1,117,440
Hawaii State Highway Revenue, Series B, 5.25%, 07/01/18, (AGM Insured)	500,000	586,635
Hawaii State Housing Finance & Development Corp., Multifamily Housing Halekauwla Place, Series A, Callable 06/01/14 at 100, 0.70%, 12/01/15	2,000,000	2,001,920
Hawaii State Housing Finance & Development Corp., Multifamily Housing Kuhio Park Terrace, Series A, 2.00%, 10/01/15, (FHLMC Insured)	150,000	152,258

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Housing Finance & Development Corp., Series A, 2.35%, 07/01/17, (GNMA/FNMA Insured)	555,000	574,347
Hawaii State Housing Finance & Development Corp., Series A, 2.70%, 07/01/18, (GNMA/FNMA Insured)	565,000	589,611
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/14 at 100, 4.75%, 07/01/18, (NATL-RE Insured)	1,000,000	1,018,430
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/20	320,000	379,133
Honolulu City & County Board of Water Supply System Revenue, Series A, Prerefunded 07/01/14 at 100, 4.75%, 07/01/20, (NATL-RE Insured)	400,000	407,372
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/22	650,000	767,091

See accompanying Notes to the Quarterly Portfolio of Investments.

11

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Unrefunded Portion, Callable 07/01/16 at 100, 4.50%, 07/01/22, (NATL-RE Insured)	1,070,000	1,127,587
Honolulu City & County GO, Series A, 4.00%, 08/01/16	500,000	543,750
Honolulu City & County GO, Series A, 3.00%, 11/01/18	750,000	813,442
Honolulu City & County GO, Series A, Prerefunded 07/01/15 at 100, 5.00%, 07/01/25, (NATL-RE Insured)	1,625,000	1,732,998
Honolulu City & County GO, Series B, 5.00%, 08/01/16	625,000	695,138
Honolulu City & County GO, Series B, Prerefunded 07/01/15 at 100, 5.00%, 07/01/18, (NATL-RE Insured)	1,050,000	1,119,783
Honolulu City & County GO, Series B, 5.00%, 11/01/20	500,000	594,460
Honolulu City & County GO, Series B, 5.00%, 11/01/21	955,000	1,138,303

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series C, Callable 07/01/15 at 100, 5.00%, 07/01/16, (NATL-RE Insured)	200,000	212,560
Honolulu City & County GO, Series D, 5.00%, 09/01/14	1,140,000	1,171,612
Honolulu City & County GO, Series D, 2.25%, 09/01/14	780,000	789,369
Honolulu City & County GO, Series D, Prerefunded 07/01/15 at 100, 5.00%, 07/01/23, (NATL-RE Insured)	375,000	399,922
Honolulu City & County GO, Series E, 5.25%, 07/01/15, (NATL-RE Insured)	500,000	534,980
Honolulu City & County GO, Series F, Callable 07/01/15 at 100, 5.25%, 07/01/17, (NATL-RE, FGIC Insured)	535,000	572,429
Honolulu City & County Wastewater System Revenue, 5.00%, 07/01/18	1,150,000	1,336,967
Honolulu City & County Wastewater System Revenue, 4.00%, 07/01/19	480,000	543,413

See accompanying Notes to the Quarterly Portfolio of Investments.

12

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Sub-Series A, 4.00%, 07/01/16	250,000	271,020
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series-B, 4.25%, 07/01/17, (NATL-RE Insured)	150,000	167,350
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 5.00%, 07/01/20	500,000	592,395
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 4.00%, 07/01/21	500,000	557,925
Honolulu City & County Wastewater System Revenue, Senior Series A, 5.00%, 07/01/19	1,000,000	1,183,920
Honolulu City & County Wastewater System Revenue, Senior Series A, 3.25%, 07/01/20	1,320,000	1,425,323

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Series A, Prerefunded 07/01/15 at 100, 5.00%, 07/01/16, (NATL-RE Insured)	555,000	591,885
University of Hawaii Revenue, Series A, 5.00%, 10/01/14	550,000	567,435
University of Hawaii Revenue, Series A, 4.00%, 10/01/16	625,000	678,131
University of Hawaii Revenue, Series A, 5.00%, 10/01/17	1,510,000	1,722,170
University of Hawaii Revenue, Series A, 2.00%, 10/01/18	230,000	233,487

		65,399,957

Illinois — 0.2%
Winnebago County School District No 122 Harlem-Loves Park GO, ETM, 0.00%, 01/01/16, (AGM Insured)	215,000	213,166

Indiana — 1.4%
Indiana Finance Authority Revenue Refunding Facilities, Prerefunded 07/01/18 at 100, 5.00%, 07/01/20	865,000	1,012,932

See accompanying Notes to the Quarterly Portfolio of Investments.

13

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Indiana — (Continued)
Indiana State Office Building Commission, Logansport State Hospital, Series D, Callable 07/01/14 at 100, 5.00%, 07/01/23, (AMBAC, State Appropriate Insured)	500,000	509,725

		1,522,657

Iowa — 0.4%
University of Iowa Facilities Corp. Revenue, Medical Education & Biomed Research Facility, 3.75%, 06/01/18	435,000	478,108

Kansas — 1.5%
City of Wichita GO, Series E, 4.00%, 10/01/17	1,460,000	1,632,455

Maryland — 1.7%
Maryland State GO, Series C, 5.00%, 11/01/18	1,500,000	1,774,710

Massachusetts — 1.1%
Commonwealth of Massachusetts GO, Series C, Prerefunded 08/01/17 at 100, 5.25%, 08/01/22, (AGM Insured)	1,000,000	1,160,310

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Michigan — 0.4%
Michigan Municipal Bond Authority Revenue, Clean Water Revolving Fund, Callable 10/01/16 at 100, 5.00%, 10/01/18	365,000	404,281

Missouri — 1.0%
Kansas City Special Obligation Refunding & Improvement Revenue, Series B, 5.00%, 08/01/18	450,000	511,412
St Charles County School District No R-IV Wentzville GO, Refunding, 4.00%, 03/01/19, (ST AID DIR DEP)	500,000	564,745

		1,076,157

Nevada — 2.5%
Clark County GO, Refunding Infrastructure Improvement, Series B, 4.00%, 07/01/18	585,000	646,852
Nevada System of Higher Education, Series B, Prerefunded 01/01/16 at 100, 5.00%, 07/01/26, (AMBAC Insured)	1,900,000	2,067,637

		2,714,489

New York — 0.5%
New York City GO, Series J, 5.00%, 08/01/18	470,000	545,590

See accompanying Notes to the Quarterly Portfolio of Investments.

14

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
North Carolina — 1.0%
North Carolina State GO, Series B, 5.00%, 06/01/14	1,000,000	1,015,710

Ohio — 3.4%
City of Akron, Prerefunded, 06/01/15 at 100, 5.00%, 12/01/15, (AGM Insured)	1,475,000	1,567,217
Ohio State GO, Infrastructure Improvement, Series A, Callable 03/01/15 at 100, 5.00%, 09/01/19	1,410,000	1,482,136
Reynoldsburg City Capital Facilities GO, Prerefunded 12/01/15 at 100, 4.00%, 12/01/20, (AMBAC Insured)	550,000	586,536

		3,635,889

Oklahoma — 0.7%
Oklahoma Development Finance Authority Health Refunding, INTEGRIS Baptist Medical Center, Series C, 5.00%, 08/15/16	455,000	503,090
Oklahoma Water Resources Board Loan Revenue, Series A, 5.00%, 10/01/20	200,000	234,354

		737,444

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Oregon — 0.6%
Oregon State GO, University System Revenue, Series A, 5.00%, 08/01/16	100,000	111,090
Portland City, Water System Revenue, First Lien, Series A, 5.00%, 05/01/18	460,000	537,634

		648,724

Texas — 3.6%
Bexar County GO, Edgewood Independent School District, 4.00%, 08/15/21, (PSF-GTD Insured)	450,000	503,919
Harris County GO, Refunding Road, Series A, 5.00%, 10/01/20	1,000,000	1,195,690
La Joya Independent School District GO, School Building, Prerefunded 02/15/18 at 100, 5.00%, 02/15/34, (PSF-GTD Insured)	590,000	687,770
North Harris Montgomery Community College District, Lone Star College System GO, 4.50%, 02/15/14, (NATL-RE Insured)	425,000	425,608
University of Texas, Finance System Revenue, Series B, Prerefunded 08/15/16 at 100, 5.00%, 08/15/21	500,000	557,655

See accompanying Notes to the Quarterly Portfolio of Investments.

15

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
University of Texas, Refunding Finance System Revenue, Series B, 5.00%, 08/15/15	400,000	429,080

		3,799,722

Utah — 1.1%
Utah State Board of Regents, Student Loan Series EE-2, 5.00%, 11/01/17, (GTD STD LNS Insured)	1,000,000	1,153,110

Virgin Islands — 0.4%
University of The Virgin Islands Improvement Revenue, Series A, Prerefunded 12/01/14 at 100, 5.38%, 06/01/34, (GO OF UNIV Insured)	400,000	416,488

Washington — 2.4%
County of King GO, Callable 12/01/22 at 100, 5.00%, 06/01/23	1,000,000	1,186,350
County of King GO, Refunding, 5.00%, 12/01/19	1,000,000	1,191,340
Snohomish County School District GO, Callable 12/01/16 at 100, 5.00%, 12/01/17, (NATL SCH BN GTY Insured)	200,000	222,976

		2,600,666

	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — (Continued)
Wisconsin — 1.5%
Milwaukee City GO, Promissory & Corporate Notes, Series N2, 5.00%, 05/01/20	400,000	472,616
Waukesha City GO, Series A, Prerefunded 10/01/14 at 100, 5.00%, 10/01/16, (AGM Insured)	755,000	778,979
Waukesha City GO, Series A, Unrefunded Balance, Callable 10/01/14 at 100, 5.00%, 10/01/16, (AGM Insured)	340,000	350,183

		1,601,778

TOTAL MUNICIPAL BONDS (Cost $98,961,709)		99,661,143

See accompanying Notes to the Quarterly Portfolio of Investments.

16

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

	Shares	Value ($)
REGISTERED INVESTMENT COMPANY — 6.0%
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%(a)	6,482,384	$6,482,384

TOTAL REGISTERED INVESTMENT COMPANY (Cost $6,482,384)		6,482,384

TOTAL INVESTMENTS - 99.2% (Cost $105,444,093)*		106,143,527
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		813,685

NET ASSETS - 100.0%		$106,957,212

(a)	Floating or variable rate security. Rate disclosed is as of January 31, 2014.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$105,444,093

Gross unrealized appreciation	911,968
Gross unrealized depreciation	(212,534)

Net unrealized appreciation	$699,434

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD STD LNS	Guaranteed Student Loans
IBC	Insurance Bond Certificate
MAC	Municipal Assurance Corp
NATL-RE	National Reinsurance Corp.
NATL SCH BN GTY	National School Board Gurantee
PSF-GTD	Permanent School Fund Guaranteed
ST AID DIR DEP	State Aid Direct Deposit

See accompanying Notes to the Quarterly Portfolio of Investments.

17

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

January 31, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized in the three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

18

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 01/31/14	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$225,457,461	$—	$225,457,461	$—
Registered Investment Company	496,566	496,566	—	—

Total	$225,954,027	$496,566	$225,457,461	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$99,661,143	$—	$99,661,143	$—
Registered Investment Company	6,482,384	6,482,384	—	—

Total	$106,143,527	$6,482,384	$99,661,143	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

19

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

20

PEMBERWICK FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — 64.2%
Communications — 0.2%
AT&T, Inc. 2.50%, 08/15/2015	$50,000	$51,377
AT&T, Inc. 1.40%, 12/01/2017	15,000	14,845
BellSouth Corp. 5.20%, 09/15/2014	90,000	92,591
Cisco Systems, Inc. 2.90%, 11/17/2014	30,000	30,613
eBay, Inc. 1.63%, 10/15/2015	35,000	35,691
Walt Disney Co. (The) 0.45%, 12/01/2015	60,000	60,049

		285,166

Consumer, Cyclical — 0.1%
Home Depot, Inc. (The) 2.25%, 09/10/2018	30,000	30,699
McDonald’s Corp. 5.35%, 03/01/2018	10,000	11,489
Wal-Mart Stores, Inc. 2.25%, 07/08/2015	25,000	25,676
Wal-Mart Stores, Inc. 2.80%, 04/15/2016	100,000	104,868

		172,732

Consumer, Non-cyclical — 0.2%
Coca-Cola Co. (The) 1.50%, 11/15/2015	35,000	35,691
Coca-Cola Co. (The) 1.65%, 03/14/2018	30,000	30,284
GlaxoSmithKline Capital, Inc. 0.70%, 03/18/2016	15,000	15,016
Johnson & Johnson 0.70%, 11/28/2016	54,000	54,009

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Consumer, Non-cyclical — (Continued)
Pepsico, Inc. 1.25%, 08/13/2017	$50,000	$50,025
Procter & Gamble Co. (The) 4.95%, 08/15/2014	75,000	76,884

		261,909

Energy — 0.1%
Chevron Corp. 0.89%, 06/24/2016	20,000	20,106
Halliburton Co. 1.00%, 08/01/2016	70,000	70,473
Occidental Petroleum Corp. 1.50%, 02/15/2018	60,000	59,624
Shell International Finance BV 4.00%, 03/21/2014	10,000	10,049
Shell International Finance BV 3.10%, 06/28/2015	50,000	51,904

		212,156

Financial — 61.2%
American Express Credit Corp. 2.75%, 09/15/2015	30,000	30,974
American Express Credit Corp. 2.80%, 09/19/2016	100,000	104,528
Bank of America Corp. 5.13%, 11/15/2014	500,000	517,188
Bank of America Corp. 4.50%, 04/01/2015	1,290,000	1,345,013
Bank of America Corp. 7.75%, 08/15/2015	2,036,000	2,241,715
Bank of America Corp. 3.63%, 03/17/2016	10,000	10,534

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Bank of America Corp. 6.50%, 08/01/2016	$230,000	$258,867
Bank of America Corp. 0.57%, 08/15/2016 (a)	4,000,000	3,955,668
Bank of America Corp. 5.75%, 08/15/2016	8,000,000	8,808,816
Bank of America Corp. 0.79%, 05/02/2017 (a)	1,900,000	1,858,874
Bank of America Corp. 6.40%, 08/28/2017	50,000	57,896
Bank of America Corp. 5.75%, 12/01/2017	25,000	28,497
Bank of America NA 0.52%, 06/15/2016 (a)	3,160,000	3,130,900
Bank of America NA 0.54%, 06/15/2017 (a)	2,000,000	1,958,932
Bank of New York Mellon Corp. (The) 4.30%, 05/15/2014	75,000	75,857
Bank of New York Mellon Corp. (The) 0.70%, 10/23/2015	29,000	29,064
Bank of New York Mellon Corp. (The) 0.70%, 03/04/2016	25,000	24,967
Bank of New York Mellon Corp. (The) 1.30%, 01/25/2018	30,000	29,573
Barclays Bank PLC 5.20%, 07/10/2014	100,000	102,127
BB&T Corp. 3.20%, 03/15/2016	120,000	125,579
Berkshire Hathaway Finance Corp. 5.10%, 07/15/2014	90,000	92,028

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Berkshire Hathaway Finance Corp. 2.45%, 12/15/2015	$17,000	$17,618
Berkshire Hathaway Finance Corp. 1.30%, 05/15/2018	8,000	7,894
Blackrock, Inc. 3.50%, 12/10/2014	40,000	41,067
Caterpillar Financial Services Corp. 6.13%, 02/17/2014	15,000	15,029
Caterpillar Financial Services Corp. 2.65%, 04/01/2016	20,000	20,840
Caterpillar Financial Services Corp. 1.63%, 06/01/2017	60,000	60,524
Charles Schwab Corp. (The) 0.85%, 12/04/2015	55,000	55,095
Citigroup, Inc. 0.37%, 03/07/2014 (a)	2,000,000	1,999,864
Citigroup, Inc. 6.38%, 08/12/2014	16,000	16,488
Citigroup, Inc. 0.52%, 11/05/2014 (a)	2,525,000	2,524,149
Citigroup, Inc. 6.01%, 01/15/2015	84,000	88,181
Citigroup, Inc. 0.51%, 06/09/2016 (a)	11,000,000	10,821,470
Citigroup, Inc. 3.95%, 06/15/2016	70,000	74,583
Citigroup, Inc. 4.45%, 01/10/2017	20,000	21,676
Citigroup, Inc. 6.13%, 05/15/2018	50,000	58,165

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
CME Group, Inc. 5.75%, 02/15/2014	$40,000	$40,058
Credit Suisse 5.50%, 05/01/2014	125,000	126,579
Credit Suisse USA, Inc. 5.13%, 08/15/2015	100,000	106,848
General Electric Capital Corp. 0.38%, 03/20/2014 (a)	4,500,000	4,500,828
General Electric Capital Corp. 5.65%, 06/09/2014	35,000	35,656
General Electric Capital Corp. 0.39%, 09/15/2014 (a)	1,400,000	1,401,242
General Electric Capital Corp. 3.50%, 06/29/2015	20,000	20,826
General Electric Capital Corp. 6.90%, 09/15/2015	50,000	54,686
General Electric Capital Corp. 4.38%, 09/21/2015	110,000	116,596
General Electric Capital Corp. 2.25%, 11/09/2015	277,000	285,267
General Electric Capital Corp. 5.40%, 02/15/2017	75,000	84,254
General Electric Capital Corp. 7.13%, 12/29/2049 (a)	1,000,000	1,125,550

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Goldman Sachs Group, Inc. (The) 1.24%, 02/07/2014 (a)	$1,000,000	$1,000,045
Goldman Sachs Group, Inc. (The) 0.74%, 01/12/2015 (a)	3,400,000	3,400,993
Goldman Sachs Group, Inc. (The) 5.13%, 01/15/2015	100,000	104,124
Goldman Sachs Group, Inc. (The) 3.30%, 05/03/2015	1,000,000	1,030,576
Goldman Sachs Group, Inc. (The) 0.64%, 07/22/2015 (a)	400,000	399,886
Goldman Sachs Group, Inc. (The) 3.70%, 08/01/2015	90,000	93,740
Goldman Sachs Group, Inc. (The) 5.35%, 01/15/2016	50,000	54,072
Goldman Sachs Group, Inc. (The) 3.63%, 02/07/2016	70,000	73,418
Goldman Sachs Group, Inc. (The) 0.70%, 03/22/2016 (a)	4,000,000	3,985,480
Goldman Sachs Group, Inc. (The) 2.25%, 09/20/2016 (a)	1,000,000	1,019,801
Goldman Sachs Group, Inc. (The) 6.25%, 09/01/2017	30,000	34,390

See accompanying Notes to the Quarterly Portfolio of Investments.

3

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Goldman Sachs Group, Inc. (The) 1.44%, 04/30/2018 (a)	$9,000,000	$9,097,380
Hartford Life Global Funding Trusts 0.42%, 06/16/2014 (a)	700,000	699,980
HSBC Finance Corp. 0.67%, 06/01/2016 (a)	2,000,000	1,998,004
John Deere Capital Corp. 1.05%, 10/11/2016	18,000	18,083
John Deere Capital Corp. 1.40%, 03/15/2017	50,000	50,480
John Deere Capital Corp. 2.80%, 09/18/2017	15,000	15,790
Morgan Stanley 2.88%, 07/28/2014	2,000,000	2,022,848
Morgan Stanley 4.20%, 11/20/2014	250,000	257,251
Morgan Stanley 0.72%, 10/15/2015 (a)	4,000,000	3,997,304
Morgan Stanley 1.49%, 02/25/2016 (a)	942,000	954,686
Morgan Stanley 0.69%, 10/18/2016 (a)	2,500,000	2,486,545
Morgan Stanley 1.52%, 04/25/2018 (a)	2,000,000	2,031,476
National City Bank 0.59%, 12/15/2016 (a)	4,000,000	3,969,196
National City Bank 0.61%, 06/07/2017 (a)	2,075,000	2,054,327
PACCAR Financial Corp. 1.55%, 09/29/2014	30,000	30,258
State Street Corp. 4.30%, 05/30/2014	35,000	35,446

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
State Street Corp. 2.88%, 03/07/2016	$10,000	$10,422
State Street Corp. 5.38%, 04/30/2017	15,000	16,751
State Street Corp. 1.35%, 05/15/2018	12,000	11,749
Toyota Motor Credit Corp. 3.20%, 06/17/2015	55,000	57,055
Toyota Motor Credit Corp. 2.80%, 01/11/2016	50,000	52,147
Travelers Cos, Inc. (The) 6.25%, 06/20/2016	40,000	44,931
US Bancorp 2.88%, 11/20/2014	75,000	76,519
US Bancorp 3.15%, 03/04/2015	45,000	46,365
US Bancorp 2.45%, 07/27/2015	15,000	15,427
US Bancorp 2.20%, 11/15/2016	15,000	15,520
US Bank NA 0.52%, 10/14/2014 (a)	2,000,000	2,003,098
Wachovia Bank NA 4.80%, 11/01/2014	1,000,000	1,033,165
Wachovia Bank NA 0.62%, 11/03/2014 (a)	5,000,000	5,008,360
Wachovia Corp. 5.63%, 10/15/2016	100,000	112,051
Wells Fargo & Co. 3.63%, 04/15/2015	25,000	25,934
Wells Fargo & Co. 1.50%, 07/01/2015	20,000	20,277
Wells Fargo & Co. 3.68%, 06/15/2016 (b)	200,000	213,235

		98,187,215

See accompanying Notes to the Quarterly Portfolio of Investments.

4

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Health Care — 0.0%
Baxter International, Inc. 0.95%, 06/01/2016	$14,000	$14,053
Pfizer, Inc. 0.90%, 01/15/2017	50,000	50,021

		64,074

Industrial — 0.1%
Danaher Corp. 1.30%, 06/23/2014	24,000	24,099
Emerson Electric Co. 5.00%, 12/15/2014	40,000	41,603
Honeywell International, Inc. 5.30%, 03/01/2018	50,000	57,176
Illinois Tool Works, Inc. 5.15%, 04/01/2014	50,000	50,370

		173,248

Technology — 2.2%
Apple, Inc. 0.45%, 05/03/2016	49,000	48,875
EMC Corp. 1.88%, 06/01/2018	50,000	50,172
Hewlett-Packard Co. 1.18%, 01/14/2019 (a)	1,500,000	1,501,086
Hewlett-Packard Co. 2.75%, 01/14/2019	1,500,000	1,512,327
Intel Corp. 1.95%, 10/01/2016	47,000	48,399
International Business Machines Corp. 0.45%, 05/06/2016	120,000	119,452
Microsoft Corp. 2.95%, 06/01/2014	25,000	25,218
Microsoft Corp. 1.00%, 05/01/2018	60,000	59,060

	Par Value	Value
CORPORATE BONDS AND NOTES — (Continued)
Technology — (Continued)
Microsoft Corp. 1.63%, 12/06/2018	$30,000	$29,949
National Semiconductor Corp. 6.60%, 06/15/2017	25,000	29,311
Oracle Corp. 5.25%, 01/15/2016	60,000	65,355
Oracle Corp. 1.20%, 10/15/2017	15,000	14,949
Texas Instruments, Inc. 1.38%, 05/15/2014	55,000	55,166

		3,559,319

Utilities — 0.1%
Duke Energy Carolinas, LLC 5.25%, 01/15/2018	20,000	22,811
Georgia Power Co. 5.25%, 12/15/2015	25,000	27,121
PECO Energy Co. 1.20%, 10/15/2016	28,000	28,272
Wisconsin Electric Power Co. 1.70%, 06/15/2018	25,000	24,935

		103,139

TOTAL CORPORATE BONDS AND NOTES (Cost $101,747,912)		103,018,958

GOVERNMENT BONDS — 0.0%
Province of Ontario Canada 2.70%, 06/16/2015	40,000	41,303

TOTAL GOVERNMENT BONDS (Cost $39,995)		41,303

See accompanying Notes to the Quarterly Portfolio of Investments.

5

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
Federal Home Loan Mortgage Corporation REMICS — 0.7%
Series 2542, Class ES 5.00%, 12/15/2017	$33,649	$35,486
Series 2564, Class HJ 5.00%, 02/15/2018	22,218	23,632
Series 2617, Class TK 4.50%, 05/15/2018	81,142	85,775
Series 2617, Class GR 4.50%, 05/15/2018	43,320	45,783
Series 2611, Class UH 4.50%, 05/15/2018	39,790	42,073
Series 2627, Class MC 4.50%, 06/15/2018	66,912	70,798
Series 2649, Class KA 4.50%, 07/15/2018	53,698	56,900
Series 2693, Class PE 4.50%, 10/15/2018	64,770	68,704
Series 2746, Class EG 4.50%, 02/15/2019	71,772	76,164
Series 2780, Class JG 4.50%, 04/15/2019	4,354	4,508
Series 2814, Class GB 5.00%, 06/15/2019	13,231	14,163
Series 3558, Class AW 4.75%, 08/15/2019	2,307	2,311
Series 2639, Class UG 4.00%, 03/15/2022	11,038	11,135
Series 2639, Class UH 4.25%, 03/15/2022	9,492	9,585
Series 2924, Class EH 5.25%, 03/15/2024	16,044	16,457
Series 2989, Class TG 5.00%, 06/15/2025	77,514	84,891

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 3002, Class YD 4.50%, 07/15/2025	$30,242	$32,440
Series 2526, Class FI 1.16%, 02/15/2032 (a)	145,612	148,565
Series 2691, Class ME 4.50%, 04/15/2032	22,588	23,091
Series 2735, Class OG 5.00%, 08/15/2032	2,368	2,373
Series 2764, Class TE 5.00%, 10/15/2032	19,293	19,555
Series 2760, Class PD 5.00%, 12/15/2032	35,869	36,666
Series 2655, Class QA 5.00%, 02/15/2033	5,822	6,058
Series 2827, Class TE 5.00%, 04/15/2033	89,110	92,399
Series 3067, Class PK 5.50%, 05/15/2034	33,894	34,571
Series 2881, Class AE 5.00%, 08/15/2034	38,437	41,236
Series 2933, Class HD 5.50%, 02/15/2035	53,750	60,212

		1,145,531

Federal National Mortgage Association REMICS — 0.5%
Series 2003-92, Class PE 4.50%, 09/25/2018	60,149	63,770
Series 2003-80, Class YE 4.00%, 06/25/2023	24,868	25,874
Series 2005-40, Class YG 5.00%, 05/25/2025	71,955	78,293
Series 2007-27, Class MQ 5.50%, 04/25/2027	20,647	22,812

See accompanying Notes to the Quarterly Portfolio of Investments.

6

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — (Continued)
Series 2005-12, Class JE 5.00%, 09/25/2033	$89,070	$91,908
Series 2005-16, Class PE 5.00%, 03/25/2034	25,601	26,747
Series 2005-48, Class AR 5.50%, 02/25/2035	65,117	70,494
Series 2005-62, Class CQ 4.75%, 07/25/2035	33,478	35,649
Series 2005-68, Class PG 5.50%, 08/25/2035	71,943	80,061
Series 2005-84, Class TG 5.00%, 09/25/2035	4,342	4,353
Series 2010-64, Class EH 5.00%, 10/25/2035	43,679	45,419
Series 2005-83, Class LA 5.50%, 10/25/2035	44,053	49,206
Series 2007-39, Class NA 4.25%, 01/25/2037	24,901	25,962
Series 2013-83, Class CA 3.50%, 10/25/2037	163,856	170,464
Series 2009-47, Class PA 4.50%, 07/25/2039	45,901	48,802

		839,814

Government National Mortgage Association — 0.3%
Series 2013-88, Class WA 4.98%, 06/20/2030(a)	153,512	167,532
Series 2002-22, Class GF 6.50%, 03/20/2032	69,202	79,914
Series 2002-51, Class D 6.00%, 07/20/2032	87,502	99,338

	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Government National Mortgage Association — (Continued)
Series 2008-50, Class NA 5.50%, 03/16/2037	$37,988	$40,841

		387,625

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,347,963)		2,372,970

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.2%
Federal Home Loan Bank — 0.6%
1.38%, 05/28/2014	250,000	251,054
2.50%, 06/13/2014	255,000	257,251
5.38%, 06/13/2014	315,000	321,027
3.13%, 03/11/2016	165,000	174,288

		1,003,620

Federal Home Loan Mortgage Corporation — 2.8%
1.00%, 08/20/2014	450,000	452,178
0.63%, 12/29/2014	700,000	703,167
0.50%, 04/17/2015	200,000	200,827
5.25%, 04/18/2016	400,000	441,950
2.50%, 05/27/2016	580,000	607,721
2.00%, 08/25/2016	1,330,000	1,377,301
1.00%, 06/29/2017	150,000	150,046
5.50%, 04/01/2021 Gold Pool #G11941	69,569	75,981
5.50%, 11/01/2021 Gold Pool #G12454	33,836	36,954
5.50%, 04/01/2023 Gold Pool #G13145	56,468	61,671

See accompanying Notes to the Quarterly Portfolio of Investments.

7

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation — (Continued)
4.00%, 02/01/2026 Gold Pool #J14494	$122,334	$130,394
4.00%, 06/01/2026 Gold Pool #J15974	43,906	46,799
4.50%, 06/01/2029 Gold Pool #C91251	45,830	49,662
4.50%, 12/01/2029 Gold Pool #C91281	70,249	76,124
4.50%, 04/01/2030 Gold Pool #C91295	41,281	44,606

		4,455,381

Federal National Mortgage Association — 3.8%
4.13%, 04/15/2014	900,000	907,324
2.50%, 05/15/2014	1,400,000	1,409,696
1.13%, 06/27/2014	150,000	150,654
5.00%, 12/01/2014 Pool #255598	7,469	7,986
2.38%, 07/28/2015	350,000	360,913
1.63%, 10/26/2015	500,000	511,440
1.50%, 10/28/2015	150,000	152,907
2.25%, 03/15/2016	500,000	519,427
5.00%, 03/15/2016	35,000	38,449
1.38%, 11/15/2016	310,000	316,453
4.88%, 12/15/2016	170,000	190,113
1.25%, 01/30/2017	200,000	202,927
1.13%, 04/27/2017	300,000	302,313
5.38%, 06/12/2017	380,000	435,437
6.00%, 09/01/2019 Pool #735439	14,421	15,381

	Par Value	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association — (Continued)
5.50%, 06/01/2020 Pool #888601	$20,978	$22,704
5.00%, 05/01/2023 Pool #254762	33,162	36,216
5.50%, 01/01/2024 Pool #AD0471	32,954	36,099
5.00%, 07/01/2024 Pool #255320	17,001	18,569
5.00%, 12/01/2025 Pool #256045	65,478	71,792
5.50%, 02/01/2028 Pool #257075	48,820	54,303
5.50%, 05/01/2028 Pool #257204	55,868	61,718
4.00%, 08/01/2029 Pool #MA0142	64,745	68,526
5.50%, 04/01/2037 Pool #AD0249	70,674	77,989
7.00%, 04/01/2037 Pool #888366	21,488	24,905
5.00%, 10/01/2039 Pool #AC3237	128,470	140,354

		6,134,595

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $11,482,084)		11,593,596

U.S. TREASURY OBLIGATIONS — 23.5%
U.S. Treasury Notes — 23.5%
0.25%, 02/28/2014	290,000	290,028

See accompanying Notes to the Quarterly Portfolio of Investments.

8

PEMBERWICK FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
0.25%, 05/31/2014	$600,000	$600,387
0.25%, 11/30/2014	2,000,000	2,002,032
0.25%, 02/15/2015	500,000	500,528
0.25%, 03/31/2015	250,000	250,234
0.25%, 05/15/2015	400,000	400,406
0.25%, 08/15/2015	500,000	500,215
0.25%, 09/15/2015	500,000	500,020
0.25%, 09/30/2015	300,000	300,018
0.25%, 10/31/2015	750,000	749,766
0.38%, 11/15/2014	1,000,000	1,001,973
0.38%, 11/15/2015	900,000	901,512
0.50%, 08/15/2014	350,000	350,766
0.50%, 07/31/2017	190,000	187,113
0.63%, 05/31/2017	30,000	29,756
0.63%, 08/31/2017	160,000	157,975
0.63%, 09/30/2017	300,000	295,734
0.63%, 11/30/2017	100,000	98,266
0.63%, 04/30/2018	380,000	370,322
0.75%, 06/15/2014	500,000	501,220
0.75%, 10/31/2017	280,000	276,828
0.75%, 12/31/2017	600,000	591,469
0.75%, 02/28/2018	450,000	442,213
0.75%, 03/31/2018	275,000	269,790
0.88%, 11/30/2016	300,000	301,934
0.88%, 12/31/2016	410,000	412,290
0.88%, 01/31/2017	1,460,000	1,466,672
0.88%, 04/30/2017	175,000	175,226
0.88%, 01/31/2018	850,000	840,570
1.00%, 05/15/2014	420,000	421,108
1.00%, 08/31/2016	720,000	728,240
1.00%, 09/30/2016	790,000	798,641

	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
1.00%, 10/31/2016	$1,220,000	$1,232,533
1.00%, 03/31/2017	320,000	322,037
1.25%, 03/15/2014	250,000	250,322
1.25%, 04/15/2014	1,250,000	1,252,930
1.25%, 08/31/2015	700,000	711,170
1.25%, 09/30/2015	1,400,000	1,422,887
1.25%, 10/31/2015	100,000	101,693
1.25%, 10/31/2018	175,000	173,523
1.25%, 11/30/2018	200,000	198,039
1.38%, 11/30/2015	320,000	326,287
1.50%, 06/30/2016	590,000	604,358
1.50%, 07/31/2016	1,050,000	1,075,717
1.50%, 12/31/2018	180,000	180,112
1.75%, 07/31/2015	150,000	153,419
1.75%, 05/31/2016	1,165,000	1,199,995
1.88%, 06/30/2015	200,000	204,711
1.88%, 10/31/2017	275,000	283,465
2.00%, 01/31/2016	250,000	258,262
2.00%, 04/30/2016	835,000	864,355
2.13%, 11/30/2014	500,000	508,184
2.13%, 05/31/2015	550,000	564,094
2.13%, 12/31/2015	400,000	413,742
2.13%, 02/29/2016	515,000	533,749
2.25%, 05/31/2014	300,000	302,109
2.25%, 01/31/2015	1,095,000	1,117,883
2.38%, 02/28/2015	560,000	573,223
2.38%, 03/31/2016	770,000	802,845
2.50%, 04/30/2015	265,000	272,655
2.63%, 07/31/2014	225,000	227,808
2.63%, 12/31/2014	500,000	511,250
2.63%, 04/30/2016	250,000	262,305

See accompanying Notes to the Quarterly Portfolio of Investments.

9

PEMBERWICK FUND

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
3.00%, 09/30/2016	$380,000	$404,284
3.13%, 10/31/2016	330,000	352,533
3.13%, 01/31/2017	90,000	96,403
3.13%, 04/30/2017	200,000	214,648
3.25%, 12/31/2016	200,000	214,844
4.00%, 02/15/2015	520,000	540,617
4.13%, 05/15/2015	775,000	814,053
4.25%, 08/15/2015	1,400,000	1,486,461

TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,630,635)		37,742,757

Value
TOTAL INVESTMENTS - 96.4% (Cost $153,248,589)*	$154,769,584
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.6%	5,774,373

NET ASSETS—100.0%	$160,543,957

(a)	Variable or Floating Rate Security. Rate shown is as of January 31, 2014.
(b)	Multi-Step Coupon. Rate disclosed is as of January 31, 2014.
*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$153,248,589

Gross unrealized appreciation	1,599,320
Gross unrealized depreciation	(78,325)

Net unrealized appreciation	$1,520,995

REMICs	Real Estate Mortgage Investment Conduit

See accompanying Notes to the Quarterly Portfolio of Investments.

10

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Pemberwick Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at its last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) Stock Market System, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

11

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund’s assets carried at fair value:

	Total Value at 01/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$103,018,958	$—	$103,018,958	$—
Government Bonds	41,303	—	41,303	—
Collateralized Mortgage Obligations	2,372,970	—	2,372,970	—
U.S. Government Agency Obligations	11,593,596	—	11,593,596	—
U.S. Treasury Obligations	37,742,757	—	37,742,757	—

Total Investments	$154,769,584	$—	$154,769,584	$—

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels

12

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund has an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund has an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

13

POLEN GROWTH FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.7%
Business Services — 17.0%
Accenture PLC, Class A	199,090	$15,903,309
Automatic Data Processing, Inc.	122,436	9,378,598
MasterCard, Inc., Class A	93,670	7,088,946
Visa, Inc., Class A	112,022	24,132,900

		56,503,753

Communications Equipment — 6.7%
QUALCOMM, Inc.	297,201	22,058,258

Computer Equipment — 3.5%
Apple, Inc.	23,013	11,520,308

Consumer Discretionary — 11.3%
NIKE, Inc., Class B	216,500	15,772,025
Starbucks Corp.	221,317	15,740,065
TJX Cos., Inc.	104,424	5,989,761

		37,501,851

Financials — 6.1%
T. Rowe Price Group, Inc.	259,641	20,366,240

Internet Software & Services — 17.3%
eBay, Inc.*	298,311	15,870,145
Facebook, Inc., Class A*	162,599	10,173,819
Google, Inc., Class A*	26,702	31,534,261

		57,578,225

Pharmaceuticals — 12.7%
Abbott Laboratories	548,592	20,111,383
Allergan, Inc.	190,827	21,868,774

		41,980,157

Software — 12.8%
FactSet Research Systems, Inc.	97,470	10,309,402

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software — (Continued)
Gartner, Inc.*	169,985	$11,955,045
Oracle Corp.	549,028	20,259,133

		42,523,580

Trading Companies & Distributors — 6.3%
Fastenal Co.	223,167	9,803,726
WW Grainger, Inc.	47,546	11,148,586

		20,952,312

TOTAL COMMON STOCKS (Cost $235,166,578)		310,984,684

TOTAL INVESTMENTS — 93.7% (Cost $235,166,578)**		310,984,684
OTHER ASSETS IN EXCESS OF LIABILITIES — 6.3%		21,030,644

NET ASSETS — 100.0%		$332,015,328

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$235,166,578

Gross unrealized appreciation	77,338,860
Gross unrealized depreciation	(1,520,754)

Net unrealized appreciation	$75,818,106

See accompanying Notes to the Quarterly Portfolio of Investments.

1

POLEN GROWTH FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Polen Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

POLEN GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$310,984,684	$310,984,684	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

3

POLEN GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

For the period ended January 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.0%
Consumer Discretionary — 16.4%
Advance Auto Parts, Inc.	12,975	$1,489,660
American Public Education, Inc.*	16,000	677,280
Ascena Retail Group, Inc.*	27,750	520,590
AutoNation, Inc.*	15,375	759,371
Carrols Restaurant Group, Inc.*	74,300	452,487
DeVry, Inc.	16,975	613,476
Fiesta Restaurant Group, Inc.*	74,300	3,192,671
Gildan Activewear, Inc. (Canada)	17,575	936,572
Rent-A-Center, Inc.	28,500	710,790

		9,352,897

Consumer Staples — 1.0%
Darling International, Inc.*	30,375	594,135

Energy — 7.5%
Golar LNG, Ltd. (Bermuda)	40,075	1,423,063
Noble Corp. (United Kingdom)	22,775	706,708
Swift Energy Co.*	75,675	936,856
Ultra Petroleum Corp. (Canada)*	51,000	1,221,450

		4,288,077

Financials — 9.3%
1st United Bancorp, Inc.	73,100	530,706
Bank of Hawaii Corp.	14,300	811,954
INTL FCStone, Inc.*	63,408	1,118,517
Oppenheimer Holdings, Inc., Class A	18,943	444,782
Raymond James Financial, Inc.	19,600	997,836
Suffolk Bancorp*	16,500	318,119

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financials — (Continued)
Synovus Financial Corp.	168,100	$563,135
Willis Group Holdings PLC (Ireland)	12,525	539,326

		5,324,375

Health Care — 21.0%
Actavis PLC (Ireland)*	11,532	2,179,317
Alere, Inc.*	51,750	1,961,325
Covidien PLC (Ireland)	20,300	1,385,272
Universal Health Services, Inc., Class B	24,475	2,007,440
Valeant Pharmaceuticals International, Inc. (Canada)*	24,825	3,367,263
Zimmer Holdings, Inc.	11,975	1,125,291

		12,025,908

Industrials — 5.3%
Air Transport Services Group, Inc.*	147,900	930,291
Mine Safety Appliances Co.	13,575	683,908
Progressive Waste Solutions Ltd. (Canada)	21,500	493,425
Titan International, Inc.	28,750	481,850
Triumph Group, Inc.	6,085	416,336

		3,005,810

Information Technology — 28.0%
ACI Worldwide, Inc.*	10,000	606,100
CA, Inc.	69,137	2,217,915
Cisco Systems, Inc.	69,275	1,517,815
CoreLogic, Inc.*	39,475	1,257,279
Electro Rent Corp.	29,180	490,808
Global Cash Access Holdings, Inc.*	109,171	925,770
Imation Corp.*	65,940	317,171

See the accompanying Notes to the Quarterly Portfolio of Investments.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Information Technology — (Continued)
Lam Research Corp.*	15,259	$772,258
Leidos Holdings, Inc.	9,318	422,478
Mentor Graphics Corp.	74,625	1,552,200
Progress Software Corp.*	22,762	550,158
QUALCOMM, Inc.	15,730	1,167,481
Quantum Corp.*	536,075	670,094
Quinstreet, Inc.*	70,000	578,900
Symantec Corp.	90,365	1,934,715
VASCO Data Security International, Inc.*	138,325	1,033,288

		16,014,430

Materials — 3.2%
Celanese Corp.	16,525	836,826
Pope Resources LP	14,325	1,002,750

		1,839,576

Utilities — 1.3%
National Fuel Gas Co.	9,850	742,296

TOTAL COMMON STOCKS (Cost $35,610,651)		53,187,504

Value
TOTAL INVESTMENTS - 93.0% (Cost $35,610,651)**	$53,187,504
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.0%	3,975,352

NET ASSETS - 100.0%	$57,162,856

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$35,610,651

Gross unrealized appreciation	19,251,513
Gross unrealized depreciation	(1,674,660)

Net unrealized appreciation	$17,576,853

PLC	Public Limited Company

See the accompanying Notes to the Quarterly Portfolio of Investments.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Private Capital Management Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$53,187,504	$53,187,504	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2014, there were no transfers between Levels 1, 2 and 3.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

QUALITY DIVIDEND FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.0%
Beverages — 3.4%
Dr Pepper Snapple Group, Inc.	12,764	$611,140

Chemicals — 3.6%
The Dow Chemical Co.	14,053	639,552

Commercial Banks — 3.3%
Bank of Montreal (Canada) .	9,842	601,149

Commercial Services & Supplies — 3.5%
Waste Management, Inc.	14,887	621,979

Computers & Peripherals — 3.3%
Seagate Technology PLC (Ireland)	11,396	602,393

Diversified Telecommunication Services — 10.3%
AT&T, Inc.	18,355	611,589
BCE, Inc. (Canada)	14,747	618,932
Verizon Communications, Inc.	12,820	615,616

		1,846,137

Electric Utilities — 7.0%
Duke Energy Corp.	8,930	630,637
The Southern Co.	15,141	624,415

		1,255,052

Food Products — 3.4%
Kraft Foods Group, Inc.	11,715	613,280

Gas Utilities — 3.4%
AGL Resources, Inc.	12,901	616,410

Household Products — 3.5%
Kimberly-Clark Corp.	5,713	624,831

	Number of Shares	Value
COMMON STOCKS — (Continued)
Industrial Conglomerates — 3.4%
General Electric Co.	24,176	$607,543

Oil, Gas & Consumable Fuels — 23.9%
BP PLC, SP ADR	12,934	606,475
Buckeye Partners L.P.	8,491	619,758
ConocoPhillips	9,289	603,321
Enbridge Energy Partners L.P.	21,355	627,411
Energy Transfer Partners L.P.	11,370	631,149
Kinder Morgan, Inc.	17,930	609,799
Royal Dutch Shell PLC, ADR	8,672	599,235

		4,297,148

Pharmaceuticals — 10.3%
GlaxoSmithKline PLC, SP ADR	11,749	605,543
Merck & Co., Inc.	11,726	621,126
Pfizer, Inc.	20,421	620,798

		1,847,467

REIT — 6.9%
Digital Realty Trust, Inc.	12,155	619,783
Omega Healthcare
Investors, Inc.	19,385	619,157

		1,238,940

Software — 3.5%
Microsoft Corp.	16,810	636,258

Tobacco — 3.3%
Philip Morris International, Inc.	7,696	601,365

TOTAL COMMON STOCKS (Cost $17,234,830)		17,260,644

See accompanying Notes to the Quarterly Portfolio of Investments.

1

QUALITY DIVIDEND FUND

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

Value
TOTAL INVESTMENTS - 96.0% (Cost $17,234,830)*	$17,260,644
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%	718,051

NET ASSETS - 100.0%	$17,978,695

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$17,234,830

Gross unrealized appreciation	400,280
Gross unrealized depreciation	(374,466)

Net unrealized appreciation	$25,814

ADR	American Depositary Receipt
L.P.	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored Depositary Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2014

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Quality Dividend Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$17,260,644	$17,260,644	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

4

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

SIRIOS FOCUS FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 93.3%
Basic Materials — 2.4%
Sherwin-Williams Co. (The)	8,743	$1,602,242

Communications — 23.0%
CBS Corp., Class B, non-voting shares	26,656	1,565,240
DISH Network Corp., Class A*	61,369	3,459,984
Google, Inc., Class A*	801	945,958
Telefonica Deutschland Holding AG (Germany)	42,289	337,308
Time Warner, Inc.	25,582	1,607,317
T-Mobile US, Inc.	100,182	3,062,564
Viacom, Inc., Class B	15,933	1,308,099
Vodafone Group PLC (United Kingdom)	844,676	3,145,787

		15,432,257

Consumer, Cyclical — 13.6%
AutoNation, Inc.*	55,174	2,725,044
Carnival Corp.	20,486	802,846
Mohawk Industries, Inc.	19,265	2,739,098
Steelcase, Inc., Class A	20,000	295,400
TJX Cos., Inc.	7,006	401,864
Whirlpool Corp.	15,862	2,114,405

		9,078,657

Consumer, Non-cyclical — 8.8%
Constellation Brands, Inc., Class A*	27,768	2,128,973
Gilead Sciences, Inc.*	26,001	2,096,981
McGraw Hill Financial, Inc.	5,506	418,676
Universal Health Services, Inc., Class B	5,924	485,887
Valeant Pharmaceuticals International, Inc.*	5,777	783,592

		5,914,109

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financials — 30.5%
American International Group, Inc.*	19,185	$920,113
Bank of America Corp.	198,340	3,322,195
CBRE Group, Inc., Class A*	24,400	647,576
Comerica, Inc.	39,472	1,807,818
JPMorgan Chase & Co.	26,191	1,449,934
KeyCorp.	89,461	1,141,522
NorthStar Realty Finance Corp. REIT	158,212	2,308,313
Realogy Holdings Corp.*	82,486	3,758,887
Signature Bank*	21,978	2,682,635
Visa, Inc., Class A	10,989	2,367,360

		20,406,353

Industrial — 15.0%
Acuity Brands, Inc.	14,712	1,869,013
Airbus Group NV (France)	14,463	1,026,230
Hubbell, Inc., Class B	6,600	770,418
Kansas City Southern	1,860	196,397
Old Dominion Freight Line, Inc.*	38,451	2,085,582
Precision Castparts Corp.	8,967	2,284,343
Rolls-Royce Holdings PLC
(United Kingdom)	40,682	793,831
Safran SA (France)	4,133	294,095
Union Pacific Corp.	4,368	761,080

		10,080,989

TOTAL COMMON STOCKS (Cost $62,723,593)		62,514,607

See accompanying Notes to the Quarterly Portfolio of Investments.

1

SIRIOS FOCUS FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
WARRANTS — 0.6%
United States — 0.6%
JPMorgan Chase & Co., strike price @ $42.42, Expires 10/28/18*	21,719	$396,155

TOTAL WARRANTS (Cost $390,689)		396,155

	Par Value
SHORT TERM INVESTMENTS — 41.5%
U.S. Government Agency Obligations — 41.5%
U.S. Treasury Bill 0.04%, 06/19/2014(a)	$27,700,000	27,695,817
U.S. Treasury Bill 0.06%, 04/24/2014(a)	125,000	124,992

		27,820,809

TOTAL SHORT TERM INVESTMENTS (Cost $27,821,240) .		27,820,809

	Number of Shares
REGISTERED INVESTMENT COMPANY — 6.1%
Dreyfus Government Cash Management Fund, Institutional Class, 0.01%(b)	4,068,256	4,068,256
TOTAL REGISTERED INVESTMENT COMPANY (Cost $4,068,256)		4,068,256

Value
TOTAL INVESTMENTS - 141.5% (Cost $95,003,778)**	$94,799,827
LIABILITIES IN EXCESS OF OTHER ASSETS - (41.5)%	(27,790,935)

NET ASSETS - 100.0%	$67,008,892

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$95,003,778

Gross unrealized appreciation	244,910
Gross unrealized depreciation	(448,861)

Net unrealized depreciation	$(203,951)

(a)	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.

(b)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2014.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

SIRIOS FOCUS FUND

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

Forward foreign currency contracts outstanding as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
GBP	1,000	USD	1,650	02/24/14	BNY	$(7)
USD	2,726	EUR	2,000	02/24/14	BNY	29
USD	263,634	EUR	193,000	02/24/14	BNY	3,333
USD	402,991	EUR	295,000	02/24/14	BNY	5,122
USD	376,746	EUR	278,000	02/24/14	BNY	1,805
USD	599,533	EUR	444,000	02/24/14	BNY	707
USD	19,137	EUR	14,000	02/24/14	BNY	255
USD	1,368	EUR	1,000	02/24/14	BNY	20
USD	3,290	GBP	2,000	02/24/14	BNY	3
USD	1,857	GBP	1,120	02/24/14	BNY	16
USD	599,990	GBP	362,000	02/24/14	BNY	4,996
USD	960,300	GBP	580,000	02/24/14	BNY	6,996
USD	168,101	GBP	102,000	02/24/14	BNY	451
USD	2,169,280	GBP	1,321,000	02/24/14	BNY	(1,953)
USD	46,867	GBP	28,700	02/24/14	BNY	(305)

Net unrealized appreciation on forward foreign currency contracts:						$21,468

BNY	Bank of New York Mellon
EUR	Euro
GBP	British Pound
PLC	Public Limited Company
REIT	Real Estate Investment Fund

See accompanying Notes to the Quarterly Portfolio of Investments.

3

SIRIOS FOCUS FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Sirios Focus Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at its last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) Stock Market System, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

4

SIRIOS FOCUS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

The fair values of each Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund’s assets carried at fair value:

	Sirios Focus Fund
	Total Value at 01/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$62,514,607	$62,514,607	$—	$—
Warrants	396,155	396,155	—	—
Short Term Investments	27,820,809	—	27,820,809	—
Registered Investment
Company	4,068,256	4,068,256	—	—
Derivatives:
Foreign Currency Contracts Forward Foreign Currency Contracts	23,733	—	23,733	—

Total Assets	$94,823,560	$66,979,018	$27,844,542	$—

5

SIRIOS FOCUS FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Total Value at 01/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Derivatives:
Foreign Currency Contracts Forward Foreign Currency Contracts	$(2,265)	$—	$(2,265)	$—

Total Liabilities	$(2,265)	$—	$(2,265)	$—

    * Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each fiscal quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

6

SIRIOS FOCUS FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

For the period ended January 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

7

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.2%
Aerospace & Defense — 1.6%
DigitalGlobe, Inc.*	13,994	$534,292

Auto Components — 1.0%
Drew Industries, Inc.	6,848	329,320

Biotechnology — 7.1%
Celldex Therapeutics, Inc.*	9,519	245,400
Isis Pharmaceuticals, Inc.*	10,361	529,033
Keryx Biopharmaceuticals, Inc.*	40,517	623,151
NewLink Genetics Corp.*	10,560	390,931
Orexigen Therapeutics, Inc.*	44,363	301,668
Puma Biotechnology, Inc.*	2,148	253,915

		2,344,098

Building Products — 1.1%
USG Corp.*	12,283	375,860

Chemicals — 1.1%
H.B. Fuller Co.	7,525	350,514

Commercial Banks — 3.3%
Bank of the Ozarks, Inc.	6,043	383,126
Banner Corp.	7,969	293,498
First Financial Holdings, Inc.	6,762	416,201

		1,092,825

Commercial Services & Supplies — 3.4%
Mobile Mini, Inc.*	11,793	456,035
Steelcase, Inc., Class A	22,620	334,097
U.S. Ecology, Inc.	9,234	330,208

		1,120,340

Communications Equipment — 1.4%
ARRIS Group, Inc.*	9,010	233,359
Sonus Networks, Inc.*	70,967	212,901

		446,260

	Number of Shares	Value
COMMON STOCKS — (Continued)
Construction & Engineering — 1.3%
Primoris Services Corp.	13,161	$418,126

Diversified Consumer Services — 0.9%
TAL Education Group, ADR*	12,448	298,130

Diversified Financial Services — 0.8%
MarketAxess Holdings, Inc.	3,933	246,756

Electronic Equipment, Instruments & Components — 1.4%
InvenSense, Inc.*	13,807	271,860
OSI Systems, Inc.*	3,370	195,224

		467,084

Food & Staples Retailing — 2.3%
Amira Nature Foods Ltd. (United Arab Emirates)*	7,832	148,965
Casey’s General Stores, Inc.	5,923	406,732
The Fresh Market, Inc.*	5,257	183,785

		739,482

Health Care Equipment & Supplies — 3.9%
DexCom, Inc.*	10,877	440,083
Endologix, Inc.*	13,197	211,152
Haemonetics Corp.*	4,886	185,131
LDR Holding Corp.*	3,798	100,343
Spectranetics Corp.*	13,240	344,505

		1,281,214

Health Care Providers & Services — 5.8%
Acadia Healthcare Co., Inc.*	7,939	405,207
Centene Corp.*	5,755	348,753
ExamWorks Group, Inc.*	15,381	473,582
HealthSouth Corp.	10,562	328,689
HMS Holdings Corp.*	6,058	139,516

See accompanying Notes to the Quarterly Portfolio of Investments.

1

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Providers & Services — (Continued)
Surgical Care Affiliates, Inc.*	6,380	$204,734

		1,900,481

Health Care Technology — 1.2%
athenahealth, Inc.*	2,756	406,234

Hotels, Restaurants & Leisure — 4.3%
BJ’s Restaurants, Inc.*	7,452	211,339
Fiesta Restaurant Group, Inc.*	5,390	231,608
Jack in the Box, Inc.*	6,133	310,146
Red Robin Gourmet Burgers, Inc.*	3,378	217,645
Six Flags Entertainment Corp.	12,293	441,196

		1,411,934

Household Durables — 2.1%
Beazer Homes USA, Inc.*	21,149	476,065
The Ryland Group, Inc.	4,992	222,843

		698,908

Internet & Catalog Retail — 3.3%
HomeAway, Inc.*	8,803	359,691
Shutterfly, Inc.*	15,359	727,402

		1,087,093

Internet Software & Services — 9.0%
CoStar Group, Inc.*	1,699	292,297
Dealertrack Technologies, Inc.*	11,075	516,649
Envestnet, Inc.*	8,752	374,148
Responsys, Inc.*	28,710	775,457
SPS Commerce, Inc.*	6,299	407,041
Tremor Video, Inc.*	35,662	158,339

	Number of Shares	Value
COMMON STOCKS — (Continued)
Internet Software & Services — (Continued)
Yelp, Inc.*	5,695	$432,535

		2,956,466

IT Services — 2.3%
MAXIMUS, Inc.	9,119	386,372
WEX Inc.*	4,520	372,267

		758,639

Leisure Equipment & Products — 1.3%
Brunswick Corp.	10,253	425,089

Life Sciences Tools & Services — 1.0%
Fluidigm Corp.*	2,337	105,445
Furiex Pharmaceuticals, Inc.*	4,915	227,859

		333,304

Machinery — 2.2%
Actuant Corp., Class A	11,406	390,313
Lindsay Corp.	3,757	319,345

		709,658

Marine — 0.7%
Diana Shipping, Inc. (Greece)*	19,778	241,489

Media — 1.6%
IMAX Corp. (Canada)*	18,923	523,978

Metals & Mining — 0.6%
U.S. Silica Holdings, Inc.	6,390	189,272

Oil, Gas & Consumable Fuels — 1.9%
Pioneer Energy Services Corp.*	28,931	242,442
Rosetta Resources, Inc.*	9,115	388,390

		630,832

Paper & Forest Products — 0.9%
Louisiana-Pacific Corp.*	17,198	301,482

See accompanying Notes to the Quarterly Portfolio of Investments.

2

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals — 0.4%
Oramed Pharmaceuticals, Inc. (Israel)*	6,517	$143,961

Professional Services — 2.9%
The Corporate Executive Board Co.	6,626	484,361
TrueBlue, Inc.*	10,993	269,658
WageWorks, Inc.*	3,112	193,535

		947,554

Real Estate Management & Development — 2.6%
Altisource Residential Corp.	11,683	350,490
Jones Lang LaSalle, Inc.	4,390	501,601

		852,091

REIT — 1.6%
EastGroup Properties, Inc.	4,142	245,786
Pebblebrook Hotel Trust	9,511	286,566

		532,352

Road & Rail — 2.9%
Avis Budget Group, Inc.*	6,063	228,636
Genesee & Wyoming, Inc., Class A*	2,522	227,837
Swift Transportation Co.*	22,001	479,622

		936,095

Semiconductors & Semiconductor Equipment — 2.3%
Cavium, Inc.*	16,844	626,091
Himax Technologies, Inc., ADR	9,707	142,110

		768,201

Software — 9.4%
Aspen Technology, Inc.*	13,305	606,309
CommVault Systems, Inc.*	5,141	355,089
Guidewire Software, Inc.*	8,255	389,719

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software — (Continued)
Infoblox, Inc.*	24,579	$862,231
Interactive Intelligence Group, Inc.*	5,809	441,135
Qlik Technologies Inc.*	8,077	218,241
The Ultimate Software Group, Inc.*	1,266	206,649

		3,079,373

Specialty Retail — 3.0%
Haverty Furniture Cos., Inc.	9,166	254,998
Lithia Motors, Inc., Class A	3,701	208,329
Pier 1 Imports, Inc.	14,075	268,973
Vitamin Shoppe, Inc.*	5,672	254,219

		986,519

Trading Companies & Distributors — 1.3%
Beacon Roofing Supply, Inc.*	11,022	416,521

TOTAL COMMON STOCKS (Cost $23,648,395)		31,281,827

TOTAL INVESTMENTS — 95.2% (Cost $23,648,395)**		31,281,827

OTHER ASSETS IN EXCESS OF LIABILITIES — 4.8%		1,570,906

NET ASSETS — 100.0%		$32,852,733

*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

3

TIMBERLINE SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$23,648,395

Gross unrealized appreciation	8,147,830
Gross unrealized depreciation	(514,398)

Net unrealized appreciation	$7,633,432

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

4

TIMBERLINE SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2014

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Timberline Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

TIMBERLINE SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$31,281,827	$31,281,827	$—	$—

    * Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended January 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

6

TIMBERLINE SMALL CAP GROWTH FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

7

WHV INTERNATIONAL EQUITY FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.7%
Australia — 4.8%
BHP Billiton, Ltd., SP ADR	270,780	$17,316,381

Bermuda — 4.2%
Bunge, Ltd.	27,765	2,103,476
Nabors Industries, Ltd.	605,157	10,336,082
PartnerRe, Ltd.	26,155	2,567,636

		15,007,194

Brazil — 1.9%
Vale SA, SP ADR	504,820	6,865,552

Canada — 27.6%
Agrium, Inc.	100,265	8,733,082
Brookfield Asset
Management, Inc., Class A	100,310	3,806,764
Canadian National Railway Co.	335,890	17,970,115
Canadian Natural Resources, Ltd.	396,000	12,969,000
Canadian Pacific Railway, Ltd.	166,000	25,145,680
Ensign Energy Services, Inc.	44,810	660,948
Finning International, Inc.	21,775	526,193
Manulife Financial Corp.	45,730	842,804
Potash Corp. of Saskatchewan, Inc.	286,680	8,978,818
Suncor Energy, Inc.	477,095	15,663,029
Talisman Energy, Inc.	55,020	591,465
Teck Resources, Ltd., Class B	111,925	2,688,438

		98,576,336

Curacao — 5.6%
Schlumberger, Ltd.	230,670	20,199,772

	Number of Shares	Value
COMMON STOCKS — (Continued)
France — 0.3%
AXA SA, SP ADR	43,165	$1,135,671

Germany — 3.3%
BASF SE, SP ADR	109,830	11,788,054

Ireland — 6.9%
Allegion PLC*	58,860	2,904,741
Eaton Corp. PLC	154,856	11,318,425
Ingersoll-Rand PLC	176,580	10,381,138

		24,604,304

Luxembourg — 4.5%
Tenaris SA, ADR	359,295	15,981,442

Netherlands — 6.5%
Core Laboratories NV	84,300	15,082,956
Unilever NV, NY Shares	220,150	8,220,401

		23,303,357

Norway — 0.2%
Yara International ASA, ADR	16,160	667,246

Switzerland — 13.2%
Nestle SA, SP ADR	224,070	16,278,686
Novartis AG, ADR	148,605	11,750,197
Syngenta AG, ADR	42,875	3,036,836
UBS AG*	59,035	1,173,026
Weatherford International, Ltd.*	1,105,310	14,965,897

		47,204,642

United Kingdom — 18.7%
British American Tobacco PLC, SP ADR	96,560	9,268,794
Diageo PLC, SP ADR	132,950	15,960,648
Ensco PLC, Class A	124,800	6,286,175
Noble Corp. PLC	443,455	13,760,409

See accompanying Notes to the Quarterly Portfolio of Investments.

1

WHV INTERNATIONAL EQUITY FUND

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
United Kingdom — (Continued)
Rio Tinto PLC, SP ADR	409,610	$21,770,772

		67,046,798

TOTAL COMMON STOCKS (Cost $300,952,536)**		349,696,749

TOTAL INVESTMENTS - 97.7% (Cost $300,952,536)		349,696,749
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%		8,137,676

NET ASSETS - 100.0%		$357,834,425

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$300,952,536

Gross unrealized appreciation	69,834,653
Gross unrealized depreciation	(21,090,440)

Net unrealized appreciation	$48,744,213

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

2

WHV INTERNATIONAL EQUITY FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2014

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV International Equity Fund (The “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost which approximates fair value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investment Management, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

3

WHV INTERNATIONAL EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$349,696,749	$349,696,749	$—	$—

*	Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

4

WHV INTERNATIONAL EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

For the period ended January 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 101.6%
Aerospace & Defense — 2.2%
Elbit Systems Ltd.	395	$22,424

Auto Components — 2.1%
Superior Industries International, Inc.	1,195	21,761

Biotechnology — 5.8%
Emergent Biosolutions, Inc.*	725	17,349
Myriad Genetics, Inc.*	740	20,446
PDL BioPharma, Inc.	2,380	21,657

		59,452

Capital Markets — 1.6%
Investment Technology Group, Inc.*	995	16,418

Commercial Banks — 12.7%
Centerstate Banks, Inc.	1,015	11,165
Farmers Capital Bank Corp.*	810	16,654
First Citizens BancShares, Inc., Class A	75	16,593
International Bancshares Corp.	620	14,514
National Bank Holdings Corp., Class A	730	14,220
OFG BanCorp	895	13,049
Popular, Inc.*	815	21,515
Republic Bancorp, Inc., Class A	925	21,358

		129,068

Commercial Services & Supplies — 2.6%
Consolidated Graphics, Inc.*	245	15,886
Quad Graphics, Inc.	470	10,777

		26,663

	Number of Shares	Value
COMMON STOCKS — (Continued)
Construction & Engineering — 1.5%
Foster Wheeler AG (Switzerland)*	515	$15,440

Diversified Consumer Services — 1.6%
Outerwall, Inc.*	245	15,756

Electronic Equipment, Instruments & Components — 8.6%
AVX Corp.	1,585	20,478
Celestica, Inc.*	1,885	18,699
Nam Tai Electronics, Inc. (China)	2,655	16,169
Sanmina Corp.*	1,180	19,730
Vishay Intertechnology, Inc.*	935	12,697

		87,773

Energy Equipment & Services — 6.1%
Helix Energy Solutions
Group, Inc.*	610	12,438
Hercules Offshore, Inc.*	4,420	22,012
McDermott International, Inc. (Panama)*	3,275	27,314

		61,764

Health Care Providers & Services — 5.0%
Magellan Health Services, Inc.*	255	15,257
PhotoMedex, Inc.*	1,315	18,292
Triple-S Management Corp., Class B*	960	17,126

		50,675

Hotels, Restaurants & Leisure — 1.5%
Biglari Holdings, Inc.*	35	15,294

Insurance — 5.3%
American Equity Investment Life Holding Co.	720	15,803

See accompanying Notes to the Quarterly Portfolio of Investments.

1

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio of Investments

January 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
FBL Financial Group, Inc., Class A	435	$16,804
Maiden Holdings Ltd.	1,975	21,686

		54,293

Internet Software & Services — 2.5%
j2 Global, Inc.	565	25,623

IT Services — 4.2%
CSG Systems International, Inc.	725	21,721
Sykes Enterprises, Inc.*	1,010	21,170

		42,891

Leisure Equipment & Products — 1.2%
LeapFrog Enterprises, Inc.*	1,665	11,855

Machinery — 2.9%
Freightcar America, Inc.	675	15,512
Kadant, Inc.	375	13,466

		28,978

Metals & Mining — 2.8%
Nevsun Resources Ltd. (Canada)	7,840	28,694

Oil, Gas & Consumable Fuels — 3.0%
Stone Energy Corp.*	650	20,118
VAALCO Energy, Inc.*	1,745	10,505

		30,623

Paper & Forest Products — 2.0%
Domtar Corp.	190	20,408

Personal Products — 1.6%
Medifast, Inc.*	625	16,581

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate Investment Trusts (REITs) — 5.8%
Anworth Mortgage Asset Corp.	2,880	$13,507
NorthStar Realty Finance Corp.	1,865	27,210
Redwood Trust, Inc.	1,005	18,794

		59,511

Semiconductors & Semiconductor Equipment — 11.5%
ChipMOS Technologies Bermuda Ltd. (Bermuda)	1,580	29,957
Kulicke & Soffa Industries, Inc.*	2,250	26,189
Magnachip Semiconductor Corp.*	1,490	23,557
OmniVision Technologies, Inc.*	1,050	16,160
Photronics, Inc.*	2,565	21,290

		117,153

Thrifts & Mortgage Finance — 5.9%
Astoria Financial Corp.	1,415	18,735
Charter Financial Corp.	1,535	16,501
Northfield Bancorp, Inc.	1,160	14,419
Westfield Financial, Inc.	1,405	10,481

		60,136

Wireless Telecommunication Services — 1.6%
USA Mobility, Inc.	1,166	16,627

TOTAL COMMON STOCKS (Cost $1,045,971)		1,035,861

See accompanying Notes to the Quarterly Portfolio of Investments.

2

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

Value
TOTAL INVESTMENTS - 101.6% (Cost $1,045,971)**	$1,035,861
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(16,539)

NET ASSETS - 100.0%	$1,019,322

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$1,045,971

Gross unrealized appreciation	33,469
Gross unrealized depreciation	(43,579)

Net unrealized depreciation	$(10,110)

See accompanying Notes to the Quarterly Portfolio of Investments.

3

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to the Quarterly Portfolio of Investments

January 31, 2014

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV/Seizert Small Cap Value Equity Fund (The “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost which approximates fair value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to WHV Investment Management, Inc. (“WHV” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

4

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Continued)

January 31, 2014

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at 01/31/14	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$1,035,861	$1,035,861	—	—

*	Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

5

WHV/SEIZERT SMALL CAP VALUE EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

January 31, 2014

(Unaudited)

For the period ended January 31, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date	3/24/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and Chief Executive Officer (principal executive officer)

Date	3/24/14

By (Signature and Title)*	/s/ James G. Shaw
James G. Shaw, Treasurer and Chief Financial Officer (principal financial officer)

Date	3/24/14

*  Print the name and title of each signing officer under his or her signature.